UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23002
Lattice Strategies Trust
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Semi-Annual Shareholder Report
March 31, 2025
Hartford Disciplined US Equity ETF
HDUS/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Disciplined US Equity ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Disciplined US Equity ETF	$9	0.19%
^	Annualized.
Key Fund Statistics as of March 31, 2025
Fund's net assets	$136,649,325
Total number of portfolio holdings (excluding derivatives, if any)	259
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	27%

Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	26.4%
Financials	12.3%
Industrials	10.6%
Health Care	10.4%
Communication Services	9.6%
Consumer Discretionary	9.6%
Consumer Staples	7.7%
Real Estate	4.4%
Energy	3.7%
Materials	3.0%
Utilities	1.9%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHDUS_0325

Semi-Annual Shareholder Report
March 31, 2025
Hartford Longevity Economy ETF
HLGE/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Longevity Economy ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Longevity Economy ETF	$21	0.44%
^	Annualized.
Key Fund Statistics as of March 31, 2025
Fund's net assets	$11,950,943
Total number of portfolio holdings (excluding derivatives, if any)	340
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	29%

Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.1%
Health Care	16.7%
Consumer Discretionary	13.4%
Financials	12.3%
Communication Services	11.7%
Consumer Staples	7.0%
Utilities	4.1%
Industrials	3.9%
Real Estate	1.7%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHLGE_0325

Semi-Annual Shareholder Report
March 31, 2025
Hartford Multifactor Developed Markets (ex-US) ETF
RODM/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Multifactor Developed Markets (ex-US) ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Developed Markets (ex-US) ETF	$15	0.29%
^	Annualized.
Key Fund Statistics as of March 31, 2025
Fund's net assets	$1,105,083,829
Total number of portfolio holdings (excluding derivatives, if any)	318
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	24%

Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.6%
Canada	14.3%
United Kingdom	10.9%
Australia	9.7%
United States	6.3%
France	5.3%
Germany	4.9%
Sweden	3.1%
Israel	3.0%
Netherlands	2.9%
Other**	18.0%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SRODM_0325

Semi-Annual Shareholder Report
March 31, 2025
Hartford Multifactor Diversified International ETF
RODE/Cboe BZX
This semi-annual shareholder report contains important information about the Hartford Multifactor Diversified International ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Diversified International ETF	$14	0.29%
^	Annualized.
Key Fund Statistics as of March 31, 2025
Fund's net assets	$18,784,607
Total number of portfolio holdings (excluding derivatives, if any)	325
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	25%

Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	12.3%
Japan	11.9%
Taiwan	7.0%
Australia	6.9%
Canada	5.4%
United States	5.2%
South Korea	4.7%
United Kingdom	3.9%
France	3.3%
India	3.3%
Other**	35.2%
Other Assets & Liabilities	0.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SRODE_0325

Semi-Annual Shareholder Report
March 31, 2025
Hartford Multifactor Emerging Markets ETF
ROAM/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Multifactor Emerging Markets ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Emerging Markets ETF	$21	0.44%
^	Annualized.
Key Fund Statistics as of March 31, 2025
Fund's net assets	$28,223,590
Total number of portfolio holdings (excluding derivatives, if any)	312
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	29%

Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	21.7%
India	16.5%
Taiwan	14.3%
South Korea	11.5%
Saudi Arabia	6.3%
Brazil	4.5%
Indonesia	3.5%
Malaysia	3.5%
Thailand	3.5%
Poland	3.1%
Other**	10.9%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SROAM_0325

Semi-Annual Shareholder Report
March 31, 2025
Hartford Multifactor International Small Company ETF
ROIS/Cboe BZX
This semi-annual shareholder report contains important information about the Hartford Multifactor International Small Company ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor International Small Company ETF	$24	0.49%
^	Annualized.
Key Fund Statistics as of March 31, 2025
Fund's net assets	$5,022,562
Total number of portfolio holdings (excluding derivatives, if any)	304
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	24%

Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.5%
India	10.1%
Taiwan	8.4%
Canada	6.5%
Switzerland	6.0%
China	5.6%
Australia	5.5%
South Korea	5.0%
France	4.5%
Hong Kong	3.5%
Other**	29.6%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SROIS_0325

Semi-Annual Shareholder Report
March 31, 2025
Hartford Multifactor Small Cap ETF
ROSC/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Multifactor Small Cap ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Small Cap ETF	$16	0.34%
^	Annualized.
Key Fund Statistics as of March 31, 2025
Fund's net assets	$31,172,440
Total number of portfolio holdings (excluding derivatives, if any)	312
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	23%

Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	19.0%
Financials	17.7%
Industrials	16.0%
Consumer Discretionary	11.8%
Information Technology	9.6%
Real Estate	6.8%
Consumer Staples	5.6%
Energy	3.5%
Materials	3.3%
Utilities	3.2%
Communication Services	3.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SROSC_0325

Semi-Annual Shareholder Report
March 31, 2025
Hartford Multifactor US Equity ETF
ROUS/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Multifactor US Equity ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor US Equity ETF	$9	0.19%
^	Annualized.
Key Fund Statistics as of March 31, 2025
Fund's net assets	$452,550,872
Total number of portfolio holdings (excluding derivatives, if any)	339
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	25%

Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	26.4%
Health Care	13.1%
Financials	12.2%
Industrials	10.8%
Consumer Discretionary	9.7%
Communication Services	7.7%
Consumer Staples	7.6%
Utilities	4.3%
Materials	3.4%
Energy	3.1%
Real Estate	1.5%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SROUS_0325

Semi-Annual Shareholder Report
March 31, 2025
Hartford US Quality Growth ETF
HQGO/The NASDAQ Stock Market LLC
This semi-annual shareholder report contains important information about the Hartford US Quality Growth ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford US Quality Growth ETF	$17	0.34%
^	Annualized.
Key Fund Statistics as of March 31, 2025
Fund's net assets	$43,939,212
Total number of portfolio holdings (excluding derivatives, if any)	225
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	31%

Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	37.8%
Consumer Discretionary	13.8%
Communication Services	11.5%
Health Care	11.4%
Industrials	6.2%
Consumer Staples	6.1%
Financials	5.6%
Energy	4.3%
Materials	2.0%
Real Estate	1.1%
Utilities	0.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHQGO_0325

Semi-Annual Shareholder Report
March 31, 2025
Hartford US Value ETF
VMAX/Cboe BZX
This semi-annual shareholder report contains important information about the Hartford US Value ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford US Value ETF	$14	0.29%
^	Annualized.
Key Fund Statistics as of March 31, 2025
Fund's net assets	$47,933,218
Total number of portfolio holdings (excluding derivatives, if any)	151
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	44%

Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.4%
Energy	11.2%
Health Care	10.5%
Information Technology	7.8%
Industrials	7.7%
Communication Services	6.7%
Utilities	6.5%
Real Estate	4.7%
Consumer Staples	4.6%
Consumer Discretionary	4.0%
Materials	3.7%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SVMAX_0325

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Systematic ETFs
Semi-Annual Financial Statements
and Other Information
March 31, 2025 (Unaudited)
◼Hartford Disciplined US Equity ETF
◼Hartford Longevity Economy ETF
◼Hartford Multifactor Developed Markets (ex-US) ETF
◼Hartford Multifactor Diversified International ETF
◼Hartford Multifactor Emerging Markets ETF
◼Hartford Multifactor International Small Company ETF
◼Hartford Multifactor Small Cap ETF
◼Hartford Multifactor US Equity ETF
◼Hartford US Quality Growth ETF
◼Hartford US Value ETF

Hartford Systematic ETFs
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Disciplined US Equity ETF	3
Hartford Longevity Economy ETF	7
Hartford Multifactor Developed Markets (ex-US) ETF	11
Hartford Multifactor Diversified International ETF	15
Hartford Multifactor Emerging Markets ETF	20
Hartford Multifactor International Small Company ETF	24
Hartford Multifactor Small Cap ETF	28
Hartford Multifactor US Equity ETF	32
Hartford US Quality Growth ETF	36
Hartford US Value ETF	39
Glossary	41
Statements of Assets and Liabilities:
Hartford Disciplined US Equity ETF	42
Hartford Longevity Economy ETF	42
Hartford Multifactor Developed Markets (ex-US) ETF	42
Hartford Multifactor Diversified International ETF	42
Hartford Multifactor Emerging Markets ETF	42
Hartford Multifactor International Small Company ETF	42
Hartford Multifactor Small Cap ETF	42
Hartford Multifactor US Equity ETF	43
Hartford US Quality Growth ETF	43
Hartford US Value ETF	43
Statements of Operations:
Hartford Disciplined US Equity ETF	44
Hartford Longevity Economy ETF	44
Hartford Multifactor Developed Markets (ex-US) ETF	44
Hartford Multifactor Diversified International ETF	44
Hartford Multifactor Emerging Markets ETF	44
Hartford Multifactor International Small Company ETF	44
Hartford Multifactor Small Cap ETF	44
Hartford Multifactor US Equity ETF	45
Hartford US Quality Growth ETF	45
Hartford US Value ETF	45
Statements of Changes in Net Assets:
Hartford Disciplined US Equity ETF	46
Hartford Longevity Economy ETF	46
Hartford Multifactor Developed Markets (ex-US) ETF	47
Hartford Multifactor Diversified International ETF	47
Hartford Multifactor Emerging Markets ETF	48

Hartford Systematic ETFs

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Disciplined US Equity ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 1.8%
2,148	Autoliv, Inc.	$189,991
9,778	Gentex Corp.	227,827
8,046	Tesla, Inc.*	2,085,201
		2,503,019
	Banks - 1.8%
1,590	Bank of America Corp.	66,351
5,473	Citigroup, Inc.	388,528
5,823	JP Morgan Chase & Co.	1,428,382
426	M&T Bank Corp.	76,148
7,670	Wells Fargo & Co.	550,629
		2,510,038
	Capital Goods - 5.2%
1,107	AAON, Inc.	86,490
852	Acuity, Inc.	224,374
3,448	Allison Transmission Holdings, Inc.	329,870
1,337	Armstrong World Industries, Inc.	188,357
832	BWX Technologies, Inc.	82,077
2,104	Cummins, Inc.	659,478
87	Curtiss-Wright Corp.	27,602
164	Deere & Co.	76,973
3,342	Donaldson Co., Inc.	224,115
1,969	Dycom Industries, Inc.*	299,957
562	Eaton Corp. PLC	152,768
1,684	EMCOR Group, Inc.	622,457
570	Emerson Electric Co.	62,495
3,199	General Electric Co.	640,280
342	Howmet Aerospace, Inc.	44,368
341	Lennox International, Inc.	191,243
466	Lockheed Martin Corp.	208,167
574	Mueller Industries, Inc.	43,704
1,077	NEXTracker, Inc. Class A*	45,385
256	Otis Worldwide Corp.	26,419
1,907	Owens Corning	272,358
1,646	PACCAR, Inc.	160,271
70	Parker-Hannifin Corp.	42,549
7,567	RTX Corp.	1,002,325
3,270	Snap-on, Inc.	1,102,023
761	Trane Technologies PLC	256,396
851	Vertiv Holdings Co. Class A	61,442
		7,133,943
	Commercial & Professional Services - 4.4%
630	Automatic Data Processing, Inc.	192,484
397	Booz Allen Hamilton Holding Corp.	41,518
317	Broadridge Financial Solutions, Inc.	76,860
3,525	Cintas Corp.	724,493
17,503	Genpact Ltd.	881,801
4,555	Paychex, Inc.	702,745
693	Republic Services, Inc.	167,817
7,156	Robert Half, Inc.	390,360
4,614	Rollins, Inc.	249,295
15,052	Veralto Corp.	1,466,817
3,200	Verisk Analytics, Inc.	952,384
945	Waste Management, Inc.	218,777
		6,065,351
	Consumer Discretionary Distribution & Retail - 5.5%
26,636	Amazon.com, Inc.*	5,067,766
4,151	Best Buy Co., Inc.	305,555
404	Dick's Sporting Goods, Inc.	81,430
7,704	eBay, Inc.	521,792
1,584	Home Depot, Inc.	580,520
3,067	LKQ Corp.	130,470
996	Lowe's Cos., Inc.	232,297
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Consumer Discretionary Distribution & Retail - 5.5% - (continued)
3,090	TJX Cos., Inc.	$376,362
1,225	Williams-Sonoma, Inc.	193,673
		7,489,865
	Consumer Durables & Apparel - 0.4%
1,620	Garmin Ltd.	351,751
967	Ralph Lauren Corp.	213,455
310	Tapestry, Inc.	21,827
		587,033
	Consumer Services - 1.8%
166	Booking Holdings, Inc.	764,747
1,001	Boyd Gaming Corp.	65,896
3,196	Darden Restaurants, Inc.	664,001
980	DoorDash, Inc. Class A*	179,115
100	Expedia Group, Inc.	16,810
3,976	H&R Block, Inc.	218,322
2,128	Starbucks Corp.	208,735
2,338	Texas Roadhouse, Inc.	389,581
		2,507,207
	Consumer Staples Distribution & Retail - 1.9%
29,504	Albertsons Cos., Inc. Class A	648,793
340	BJ's Wholesale Club Holdings, Inc.*	38,794
794	Costco Wholesale Corp.	750,949
4,159	Kroger Co.	281,523
9,874	Walmart, Inc.	866,838
		2,586,897
	Energy - 3.7%
10,203	Antero Midstream Corp.	183,654
1,299	Cheniere Energy, Inc.	300,589
9,109	Chevron Corp.	1,523,845
2,186	Chord Energy Corp.	246,406
2,614	ConocoPhillips	274,522
2,757	Coterra Energy, Inc.	79,677
4,805	EOG Resources, Inc.	616,193
6,568	Exxon Mobil Corp.	781,132
7,589	Kinder Morgan, Inc.	216,514
15,035	Permian Resources Corp.	208,235
166	Targa Resources Corp.	33,278
12,753	Viper Energy, Inc.	575,798
		5,039,843
	Equity Real Estate Investment Trusts (REITs) - 4.4%
8,127	Agree Realty Corp. REIT	627,323
4,781	Americold Realty Trust, Inc. REIT	102,600
2,767	Digital Realty Trust, Inc. REIT	396,484
2,262	EastGroup Properties, Inc. REIT	398,451
289	Equinix, Inc. REIT	235,636
931	First Industrial Realty Trust, Inc. REIT	50,237
25,068	Gaming & Leisure Properties, Inc. REIT	1,275,961
10,913	Lamar Advertising Co. Class A, REIT	1,241,681
10,969	Omega Healthcare Investors, Inc. REIT	417,700
627	Prologis, Inc. REIT	70,092
4,612	Simon Property Group, Inc. REIT	765,961
398	Terreno Realty Corp. REIT	25,162
11,432	VICI Properties, Inc. REIT	372,912
		5,980,200
	Financial Services - 7.5%
39,856	AGNC Investment Corp. REIT	381,820
474	American Express Co.	127,530
9,387	Annaly Capital Management, Inc. REIT	190,650
10,339	Bank of New York Mellon Corp.	867,132
481	Berkshire Hathaway, Inc. Class B*	256,171
103	Blackrock, Inc.	97,487
The accompanying notes are an integral part of these financial statements.

3

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Financial Services - 7.5% - (continued)
188	Blackstone, Inc.	$26,279
224	Charles Schwab Corp.	17,535
3,439	CME Group, Inc.	912,332
828	Coinbase Global, Inc. Class A*	142,606
178	FactSet Research Systems, Inc.	80,926
5,625	Franklin Resources, Inc.	108,281
1,226	Jack Henry & Associates, Inc.	223,867
14,206	Janus Henderson Group PLC	513,547
612	LPL Financial Holdings, Inc.	200,210
1,348	Mastercard, Inc. Class A	738,866
423	Moody's Corp.	196,987
3,692	Morgan Stanley	430,746
132	MSCI, Inc.	74,646
319	Nasdaq, Inc.	24,199
1,948	Northern Trust Corp.	192,170
3,055	PayPal Holdings, Inc.*	199,339
693	Raymond James Financial, Inc.	96,265
46,761	Rithm Capital Corp. REIT	535,413
7,641	SEI Investments Co.	593,171
30,979	Starwood Property Trust, Inc. REIT	612,455
2,832	State Street Corp.	253,549
9,579	T Rowe Price Group, Inc.	880,023
3,764	Visa, Inc. Class A	1,319,131
		10,293,333
	Food, Beverage & Tobacco - 4.5%
22,031	Altria Group, Inc.	1,322,301
418	Bunge Global SA	31,944
12,657	Cal-Maine Foods, Inc.	1,150,521
118	Coca-Cola Consolidated, Inc.	159,300
2,143	Hershey Co.	366,517
5,463	Ingredion, Inc.	738,652
12,678	PepsiCo, Inc.	1,900,939
12,806	Primo Brands Corp.	454,485
		6,124,659
	Health Care Equipment & Services - 4.0%
5,677	Abbott Laboratories	753,054
9,655	Boston Scientific Corp.*	973,996
3,709	Cardinal Health, Inc.	510,989
227	DaVita, Inc.*	34,724
921	Encompass Health Corp.	93,279
1,804	GE HealthCare Technologies, Inc.	145,601
311	Intuitive Surgical, Inc.*	154,029
680	Lantheus Holdings, Inc.*	66,368
10,994	Medtronic PLC	987,921
692	Penumbra, Inc.*	185,048
2,967	Quest Diagnostics, Inc.	502,016
843	Stryker Corp.	313,807
1,471	UnitedHealth Group, Inc.	770,436
		5,491,268
	Household & Personal Products - 1.3%
2,145	BellRing Brands, Inc.*	159,717
3,756	Colgate-Palmolive Co.	351,937
6,180	Kimberly-Clark Corp.	878,920
2,186	Procter & Gamble Co.	372,538
		1,763,112
	Insurance - 2.9%
414	Allstate Corp.	85,727
6,657	Axis Capital Holdings Ltd.	667,298
978	Chubb Ltd.	295,346
33,351	Old Republic International Corp.	1,308,026
306	Progressive Corp.	86,601
1,482	Prudential Financial, Inc.	165,510
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 2.9% - (continued)
2,183	Travelers Cos., Inc.	$577,316
6,786	Unum Group	552,788
141	White Mountains Insurance Group Ltd.	271,539
		4,010,151
	Materials - 3.1%
146	Air Products & Chemicals, Inc.	43,058
11,286	Amcor PLC	109,474
4,460	CF Industries Holdings, Inc.	348,549
320	Corteva, Inc.	20,138
3,080	CRH PLC	270,948
638	Eastman Chemical Co.	56,214
3,339	Ecolab, Inc.	846,503
860	Element Solutions, Inc.	19,445
7,268	Knife River Corp.*	655,646
4,103	LyondellBasell Industries NV Class A	288,851
443	PPG Industries, Inc.	48,442
1,777	Reliance, Inc.	513,109
163	Royal Gold, Inc.	26,652
7,059	RPM International, Inc.	816,585
292	Sherwin-Williams Co.	101,964
		4,165,578
	Media & Entertainment - 8.1%
34,989	Alphabet, Inc. Class A	5,410,699
16,496	Fox Corp. Class A	933,674
5,429	Meta Platforms, Inc. Class A	3,129,058
1,184	Netflix, Inc.*	1,104,116
5,419	New York Times Co. Class A	268,782
1,978	ROBLOX Corp. Class A*	115,298
1,896	Trade Desk, Inc. Class A*	103,749
		11,065,376
	Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
4,499	AbbVie, Inc.	942,631
132	Agilent Technologies, Inc.	15,441
345	Alnylam Pharmaceuticals, Inc.*	93,157
1,212	Biogen, Inc.*	165,850
21,594	Bristol-Myers Squibb Co.	1,317,018
1,343	Eli Lilly & Co.	1,109,197
10,634	Exelixis, Inc.*	392,607
12,456	Gilead Sciences, Inc.	1,395,695
12,406	Johnson & Johnson	2,057,411
5,519	Merck & Co., Inc.	495,385
1,346	West Pharmaceutical Services, Inc.	301,343
2,983	Zoetis, Inc.	491,151
		8,776,886
	Semiconductors & Semiconductor Equipment - 8.5%
2,431	Applied Materials, Inc.	352,787
13,870	Broadcom, Inc.	2,322,254
1,081	Credo Technology Group Holding Ltd.*	43,413
340	KLA Corp.	231,132
6,765	Lam Research Corp.	491,815
3,592	Marvell Technology, Inc.	221,159
55,397	NVIDIA Corp.	6,003,927
1,365	NXP Semiconductors NV	259,432
5,652	QUALCOMM, Inc.	868,204
2,128	Skyworks Solutions, Inc.	137,533
3,657	Texas Instruments, Inc.	657,163
		11,588,819
	Software & Services - 10.5%
953	Accenture PLC Class A	297,374
107	Adobe, Inc.*	41,038
514	Atlassian Corp. Class A*	109,076
The accompanying notes are an integral part of these financial statements.

4

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Software & Services - 10.5% - (continued)
108	Autodesk, Inc.*	$28,274
4,130	Clearwater Analytics Holdings, Inc. Class A*	110,684
1,692	Cloudflare, Inc. Class A*	190,671
5,689	Cognizant Technology Solutions Corp. Class A	435,209
1,386	Crowdstrike Holdings, Inc. Class A*	488,676
2,189	Datadog, Inc. Class A*	217,171
5,024	Dolby Laboratories, Inc. Class A	403,477
51,458	Dropbox, Inc. Class A*	1,374,443
348	Elastic NV*	31,007
42	Fair Isaac Corp.*	77,455
651	Fortinet, Inc.*	62,665
885	Gitlab, Inc. Class A*	41,595
1,366	Guidewire Software, Inc.*	255,934
473	HubSpot, Inc.*	270,220
257	InterDigital, Inc.	53,135
3,510	International Business Machines Corp.	872,797
16,862	Microsoft Corp.	6,329,826
4,935	Oracle Corp.	689,962
5,144	Palantir Technologies, Inc. Class A*	434,154
575	Palo Alto Networks, Inc.*	98,118
2,787	Salesforce, Inc.	747,919
736	ServiceNow, Inc.*	585,959
174	Snowflake, Inc. Class A*	25,432
		14,272,271
	Technology Hardware & Equipment - 7.5%
4,890	Amphenol Corp. Class A	320,735
33,393	Apple, Inc.	7,417,587
2,349	Arista Networks, Inc.*	182,001
5,611	Cisco Systems, Inc.	346,255
8,232	Corning, Inc.	376,861
198	F5, Inc.*	52,721
1,165	Flex Ltd.*	38,538
3,897	HP, Inc.	107,908
1,018	Jabil, Inc.	138,519
771	Keysight Technologies, Inc.*	115,473
8,900	NetApp, Inc.	781,776
2,434	TE Connectivity PLC	343,973
		10,222,347
	Telecommunication Services - 1.5%
29,926	AT&T, Inc.	846,307
341	T-Mobile U.S., Inc.	90,948
25,390	Verizon Communications, Inc.	1,151,691
		2,088,946
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Transportation - 1.0%
2,661	CH Robinson Worldwide, Inc.		$272,487
1,008	FedEx Corp.		245,730
99	JB Hunt Transport Services, Inc.		14,647
3,616	Ryder System, Inc.		520,017
2,505	Uber Technologies, Inc.*		182,514
609	United Parcel Service, Inc. Class B		66,984
			1,302,379
	Utilities - 1.9%
8,362	CenterPoint Energy, Inc.		302,955
1,055	Constellation Energy Corp.		212,720
5,857	Evergy, Inc.		403,840
5,267	NextEra Energy, Inc.		373,377
3,230	NRG Energy, Inc.		308,336
14,107	OGE Energy Corp.		648,358
4,076	Xcel Energy, Inc.		288,540
			2,538,126
	Total Common Stocks (cost $121,068,485)		$136,106,647
	Total Investments (cost $121,068,485)	99.6%	$136,106,647
	Other Assets and Liabilities	0.4%	542,678
	Net Assets	100.0%	$136,649,325
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.

Futures Contracts Outstanding at March 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	19	06/20/2025	$537,059	$(5,278)
Total futures contracts				$(5,278)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

5

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$136,106,647	$136,106,647	$—	$—
Total	$136,106,647	$136,106,647	$—	$—
Liabilities
Futures Contracts(2)	$(5,278)	$(5,278)	$—	$—
Total	$(5,278)	$(5,278)	$—	$—

(1)	For the six-month period ended March 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

6

Hartford Longevity Economy ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 1.8%
6,279	Ford Motor Co.	$62,979
1,574	General Motors Co.	74,025
196	Tesla, Inc.*	50,795
437	Thor Industries, Inc.	33,129
		220,928
	Banks - 4.0%
1,396	Bank of America Corp.	58,255
751	Citigroup, Inc.	53,314
104	Commerce Bancshares, Inc.	6,472
36	Cullen/Frost Bankers, Inc.	4,507
1,010	Fifth Third Bancorp	39,592
289	First Hawaiian, Inc.	7,063
2,395	Huntington Bancshares, Inc.	35,949
169	JP Morgan Chase & Co.	41,456
265	M&T Bank Corp.	47,369
49	Pathward Financial, Inc.	3,575
324	PNC Financial Services Group, Inc.	56,949
93	Prosperity Bancshares, Inc.	6,637
451	Regions Financial Corp.	9,800
41	Towne Bank	1,402
467	Truist Financial Corp.	19,217
1,017	U.S. Bancorp	42,938
631	Wells Fargo & Co.	45,299
		479,794
	Capital Goods - 3.5%
434	3M Co.	63,737
21	Axon Enterprise, Inc.*	11,045
32	General Dynamics Corp.	8,723
121	General Electric Co.	24,218
74	HEICO Corp.	19,772
190	Honeywell International, Inc.	40,232
270	Howmet Aerospace, Inc.	35,027
58	L3Harris Technologies, Inc.	12,140
91	Lockheed Martin Corp.	40,651
72	Northrop Grumman Corp.	36,865
506	RTX Corp.	67,025
29	TransDigm Group, Inc.	40,115
109	Woodward, Inc.	19,891
		419,441
	Consumer Discretionary Distribution & Retail - 7.8%
583	Amazon.com, Inc.*	110,922
160	Best Buy Co., Inc.	11,778
317	Buckle, Inc.	12,147
265	Dillard's, Inc. Class A	94,904
1,918	eBay, Inc.	129,906
895	Etsy, Inc.*	42,226
184	Home Depot, Inc.	67,434
1,021	Kohl's Corp.	8,352
377	Lowe's Cos., Inc.	87,928
4,440	Macy's, Inc.	55,766
5,079	Nordstrom, Inc.	124,182
583	Ollie's Bargain Outlet Holdings, Inc.*	67,838
93	Ross Stores, Inc.	11,885
639	TJX Cos., Inc.	77,830
284	Tractor Supply Co.	15,648
88	Williams-Sonoma, Inc.	13,913
		932,659
	Consumer Durables & Apparel - 1.2%
68	Acushnet Holdings Corp.	4,669
80	Columbia Sportswear Co.	6,055
50	Hasbro, Inc.	3,075
154	Helen of Troy Ltd.*	8,237
185	Kontoor Brands, Inc.	11,864
318	La-Z-Boy, Inc.	12,431
319	Mattel, Inc.*	6,198
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Durables & Apparel - 1.2% - (continued)
1,180	Newell Brands, Inc.	$7,316
143	NIKE, Inc. Class B	9,078
6	NVR, Inc.*	43,466
171	PulteGroup, Inc.	17,579
65	Ralph Lauren Corp.	14,348
		144,316
	Consumer Services - 2.5%
17	Booking Holdings, Inc.	78,318
333	Boyd Gaming Corp.	21,921
46	Choice Hotels International, Inc.	6,108
75	DoorDash, Inc. Class A*	13,708
47	Expedia Group, Inc.	7,901
66	Flutter Entertainment PLC*	14,622
159	Frontdoor, Inc.*	6,109
22	Grand Canyon Education, Inc.*	3,806
88	Hilton Worldwide Holdings, Inc.	20,024
34	Marriott International, Inc. Class A	8,099
129	McDonald's Corp.	40,296
582	Perdoceo Education Corp.	14,655
33	Planet Fitness, Inc. Class A*	3,188
278	Travel & Leisure Co.	12,869
194	United Parks & Resorts, Inc.*	8,819
262	Yum! Brands, Inc.	41,228
		301,671
	Consumer Staples Distribution & Retail - 3.8%
1,104	Albertsons Cos., Inc. Class A	24,277
419	BJ's Wholesale Club Holdings, Inc.*	47,808
14	Casey's General Stores, Inc.	6,076
88	Costco Wholesale Corp.	83,229
1,019	Kroger Co.	68,976
77	Performance Food Group Co.*	6,054
255	PriceSmart, Inc.	22,402
101	Sprouts Farmers Market, Inc.*	15,417
492	Sysco Corp.	36,920
54	Target Corp.	5,635
331	U.S. Foods Holding Corp.*	21,667
821	Walgreens Boots Alliance, Inc.	9,171
1,192	Walmart, Inc.	104,646
		452,278
	Equity Real Estate Investment Trusts (REITs) - 1.5%
1,079	Apple Hospitality, Inc. REIT	13,930
79	AvalonBay Communities, Inc. REIT	16,955
104	Equity Residential REIT	7,444
65	Four Corners Property Trust, Inc. REIT	1,865
65	Getty Realty Corp. REIT	2,027
213	Lamar Advertising Co. Class A, REIT	24,235
65	Realty Income Corp. REIT	3,771
175	Simon Property Group, Inc. REIT	29,064
171	Ventas, Inc. REIT	11,758
852	VICI Properties, Inc. REIT	27,792
295	Welltower, Inc. REIT	45,197
		184,038
	Financial Services - 6.9%
145	American Express Co.	39,012
6	Ameriprise Financial, Inc.	2,905
221	Apollo Global Management, Inc.	30,264
484	Bank of New York Mellon Corp.	40,593
59	Berkshire Hathaway, Inc. Class B*	31,422
41	Blackrock, Inc.	38,806
79	Blackstone, Inc.	11,043
132	Capital One Financial Corp.	23,668
435	Charles Schwab Corp.	34,052
167	CME Group, Inc.	44,303
80	Equitable Holdings, Inc.	4,167
41	FactSet Research Systems, Inc.	18,640
The accompanying notes are an integral part of these financial statements.

7

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Financial Services - 6.9% - (continued)
698	Federated Hermes, Inc.	$28,457
62	Goldman Sachs Group, Inc.	33,870
116	Interactive Brokers Group, Inc. Class A	19,208
106	Intercontinental Exchange, Inc.	18,285
78	LPL Financial Holdings, Inc.	25,517
143	Moody's Corp.	66,594
310	Morgan Stanley	36,168
50	Morningstar, Inc.	14,993
70	MSCI, Inc.	39,585
306	Nasdaq, Inc.	23,213
17	Northern Trust Corp.	1,677
1,275	PROG Holdings, Inc.	33,915
227	Raymond James Financial, Inc.	31,532
86	S&P Global, Inc.	43,697
198	SEI Investments Co.	15,371
370	State Street Corp.	33,126
220	Synchrony Financial	11,647
269	T Rowe Price Group, Inc.	24,713
		820,443
	Food, Beverage & Tobacco - 1.6%
466	Cal-Maine Foods, Inc.	42,359
569	Coca-Cola Co.	40,752
1,467	Flowers Foods, Inc.	27,888
241	General Mills, Inc.	14,409
130	Mondelez International, Inc. Class A	8,821
352	PepsiCo, Inc.	52,779
		187,008
	Health Care Equipment & Services - 8.3%
595	Abbott Laboratories	78,927
1,429	Alignment Healthcare, Inc.*	26,608
630	Amedisys, Inc.*	58,357
148	Becton Dickinson & Co.	33,901
1,001	Boston Scientific Corp.*	100,981
250	Cardinal Health, Inc.	34,443
93	Cencora, Inc.	25,862
175	Centene Corp.*	10,624
81	Edwards Lifesciences Corp.*	5,871
175	Elevance Health, Inc.	76,118
223	Encompass Health Corp.	22,585
295	GE HealthCare Technologies, Inc.	23,809
283	Globus Medical, Inc. Class A*	20,716
62	HCA Healthcare, Inc.	21,424
180	HealthEquity, Inc.*	15,907
73	Humana, Inc.	19,316
30	IDEXX Laboratories, Inc.*	12,599
81	Insulet Corp.*	21,271
96	Intuitive Surgical, Inc.*	47,546
17	McKesson Corp.	11,441
792	Medtronic PLC	71,169
195	Merit Medical Systems, Inc.*	20,613
291	Premier, Inc. Class A	5,610
74	Quest Diagnostics, Inc.	12,521
119	ResMed, Inc.	26,638
333	Solventum Corp.*	25,321
192	Stryker Corp.	71,472
125	UnitedHealth Group, Inc.	65,469
92	Veeva Systems, Inc. Class A*	21,310
		988,429
	Household & Personal Products - 1.6%
341	BellRing Brands, Inc.*	25,391
187	Church & Dwight Co., Inc.	20,587
61	Clorox Co.	8,982
296	Colgate-Palmolive Co.	27,735
185	Kenvue, Inc.	4,436
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Household & Personal Products - 1.6% - (continued)
371	Kimberly-Clark Corp.	$52,764
316	Procter & Gamble Co.	53,853
		193,748
	Insurance - 1.4%
168	Aflac, Inc.	18,680
93	Chubb Ltd.	28,085
17	Markel Group, Inc.*	31,783
198	MetLife, Inc.	15,898
159	Old Republic International Corp.	6,236
100	Progressive Corp.	28,301
93	Prudential Financial, Inc.	10,386
11	Travelers Cos., Inc.	2,909
295	Unum Group	24,031
		166,309
	Media & Entertainment - 10.5%
729	Alphabet, Inc. Class A	112,733
3,882	Cargurus, Inc.*	113,083
60	Charter Communications, Inc. Class A*	22,112
1,004	Comcast Corp. Class A	37,048
26	Electronic Arts, Inc.	3,757
280	Fox Corp. Class A	15,848
993	IAC, Inc.*	45,618
271	Live Nation Entertainment, Inc.*	35,387
143	Madison Square Garden Sports Corp.*	27,845
3,375	Match Group, Inc.	105,300
187	Meta Platforms, Inc. Class A	107,779
49	Netflix, Inc.*	45,694
258	New York Times Co. Class A	12,797
2,665	Pinterest, Inc. Class A*	82,615
3,628	QuinStreet, Inc.*	64,723
501	Reddit, Inc. Class A*	52,555
5,081	Snap, Inc. Class A*	44,255
143	Take-Two Interactive Software, Inc.*	29,637
6,268	TripAdvisor, Inc.*	88,818
402	Walt Disney Co.	39,677
3,665	Yelp, Inc.*	135,715
862	Ziff Davis, Inc.*	32,394
		1,255,390
	Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
201	AbbVie, Inc.	42,114
397	Agilent Technologies, Inc.	46,441
697	Alkermes PLC*	23,015
61	Alnylam Pharmaceuticals, Inc.*	16,471
34	Amgen, Inc.	10,593
11	Axsome Therapeutics, Inc.*	1,283
1,530	Bristol-Myers Squibb Co.	93,315
338	Catalyst Pharmaceuticals, Inc.*	8,196
600	Corcept Therapeutics, Inc.*	68,532
9	Danaher Corp.	1,845
15	Eli Lilly & Co.	12,389
766	Exelixis, Inc.*	28,281
1,069	Gilead Sciences, Inc.	119,781
122	Harmony Biosciences Holdings, Inc.*	4,049
390	Incyte Corp.*	23,614
71	Jazz Pharmaceuticals PLC*	8,815
639	Johnson & Johnson	105,972
882	Merck & Co., Inc.	79,168
43	Mettler-Toledo International, Inc.*	50,779
58	Natera, Inc.*	8,202
1,918	Pfizer, Inc.	48,602
691	Supernus Pharmaceuticals, Inc.*	22,630
70	Thermo Fisher Scientific, Inc.	34,832
21	United Therapeutics Corp.*	6,474
77	Vertex Pharmaceuticals, Inc.*	37,331
102	Waters Corp.*	37,594
The accompanying notes are an integral part of these financial statements.

8

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 8.5% - (continued)
15	West Pharmaceutical Services, Inc.	$3,358
428	Zoetis, Inc.	70,470
		1,014,146
	Real Estate Management & Development - 0.2%
144	CBRE Group, Inc. Class A*	18,832
	Semiconductors & Semiconductor Equipment - 10.8%
236	Advanced Micro Devices, Inc.*	24,247
858	Allegro MicroSystems, Inc.*	21,562
839	Ambarella, Inc.*	42,227
366	Analog Devices, Inc.	73,811
349	Astera Labs, Inc.*	20,825
413	Broadcom, Inc.	69,149
732	Cirrus Logic, Inc.*	72,947
580	Credo Technology Group Holding Ltd.*	23,293
114	Diodes, Inc.*	4,921
351	Impinj, Inc.*	31,836
355	Intel Corp.	8,062
822	Lattice Semiconductor Corp.*	43,114
521	MACOM Technology Solutions Holdings, Inc.*	52,298
857	Marvell Technology, Inc.	52,765
308	MaxLinear, Inc.*	3,345
370	Microchip Technology, Inc.	17,912
523	Micron Technology, Inc.	45,443
66	Monolithic Power Systems, Inc.	38,279
948	NVIDIA Corp.	102,744
391	NXP Semiconductors NV	74,313
74	ON Semiconductor Corp.*	3,011
587	Power Integrations, Inc.	29,643
800	QUALCOMM, Inc.	122,888
998	Rambus, Inc.*	51,671
1,456	Semtech Corp.*	50,086
187	Silicon Laboratories, Inc.*	21,051
50	SiTime Corp.*	7,643
739	Skyworks Solutions, Inc.	47,762
132	Synaptics, Inc.*	8,411
631	Texas Instruments, Inc.	113,391
89	Universal Display Corp.	12,414
		1,291,064
	Software & Services - 11.4%
5,123	A10 Networks, Inc.	83,710
7	Adobe, Inc.*	2,685
66	ANSYS, Inc.*	20,893
79	AppLovin Corp. Class A*	20,933
73	Atlassian Corp. Class A*	15,491
212	Autodesk, Inc.*	55,501
622	AvePoint, Inc.*	8,982
663	Box, Inc. Class A*	20,460
51	Cadence Design Systems, Inc.*	12,971
208	Commvault Systems, Inc.*	32,814
224	Crowdstrike Holdings, Inc. Class A*	78,978
94	Datadog, Inc. Class A*	9,326
25	Docusign, Inc.*	2,035
571	Dolby Laboratories, Inc. Class A	45,857
1,934	Dropbox, Inc. Class A*	51,657
30	Fair Isaac Corp.*	55,325
769	Fortinet, Inc.*	74,024
1,773	Gen Digital, Inc.	47,055
122	Gitlab, Inc. Class A*	5,734
188	GoDaddy, Inc. Class A*	33,866
70	HubSpot, Inc.*	39,990
39	Intuit, Inc.	23,946
230	Microsoft Corp.	86,340
523	Oracle Corp.	73,121
195	Palantir Technologies, Inc. Class A*	16,458
428	Palo Alto Networks, Inc.*	73,034
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 11.4% - (continued)
282	Pegasystems, Inc.	$19,605
811	Progress Software Corp.	41,775
124	Qualys, Inc.*	15,615
58	Rapid7, Inc.*	1,537
20	Roper Technologies, Inc.	11,792
432	Rubrik, Inc. Class A*	26,343
152	Salesforce, Inc.	40,791
115	ServiceNow, Inc.*	91,556
762	Tenable Holdings, Inc.*	26,655
2,144	Teradata Corp.*	48,197
32	Tyler Technologies, Inc.*	18,604
114	VeriSign, Inc.*	28,941
		1,362,597
	Technology Hardware & Equipment - 6.9%
433	Apple, Inc.	96,182
1,036	Dell Technologies, Inc. Class C	94,431
5,408	Hewlett Packard Enterprise Co.	83,446
3,450	HP, Inc.	95,531
2,698	IonQ, Inc.*	59,545
1,067	NetApp, Inc.	93,725
2,040	Pure Storage, Inc. Class A*	90,311
1,052	Seagate Technology Holdings PLC	89,367
601	Super Micro Computer, Inc.*	20,578
80	TE Connectivity PLC	11,306
2,177	Western Digital Corp.*	88,016
		822,438
	Telecommunication Services - 1.2%
2,016	AT&T, Inc.	57,013
189	T-Mobile U.S., Inc.	50,408
761	Verizon Communications, Inc.	34,519
		141,940
	Transportation - 0.4%
211	Delta Air Lines, Inc.	9,199
574	Uber Technologies, Inc.*	41,822
		51,021
	Utilities - 4.1%
649	ALLETE, Inc.	42,639
376	Ameren Corp.	37,750
180	American Electric Power Co., Inc.	19,669
70	Atmos Energy Corp.	10,821
129	Consolidated Edison, Inc.	14,266
62	Dominion Energy, Inc.	3,476
186	DTE Energy Co.	25,718
392	Duke Energy Corp.	47,812
150	Entergy Corp.	12,824
430	Evergy, Inc.	29,649
624	Exelon Corp.	28,754
189	National Fuel Gas Co.	14,967
98	NextEra Energy, Inc.	6,947
325	NiSource, Inc.	13,029
133	OGE Energy Corp.	6,113
1,209	PPL Corp.	43,657
102	Public Service Enterprise Group, Inc.	8,395
436	Southern Co.	40,090
130	TXNM Energy, Inc.	6,952
The accompanying notes are an integral part of these financial statements.

9

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Utilities - 4.1% - (continued)
385	WEC Energy Group, Inc.		$41,957
469	Xcel Energy, Inc.		33,201
			488,686
	Total Common Stocks (cost $10,780,534)		$11,937,176
	Total Investments (cost $10,780,534)	99.9%	$11,937,176
	Other Assets and Liabilities	0.1%	13,767
	Net Assets	100.0%	$11,950,943
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$11,937,176	$11,937,176	$—	$—
Total	$11,937,176	$11,937,176	$—	$—

(1)	For the six-month period ended March 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

10

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Australia - 9.7%
509,125	AGL Energy Ltd.	$3,337,588
371,440	Ampol Ltd.	5,420,860
8,397	ANZ Group Holdings Ltd.	152,216
290,555	Bendigo & Adelaide Bank Ltd.	1,924,661
270,165	BHP Group Ltd.	6,431,097
309,069	BlueScope Steel Ltd.	4,098,450
623,715	Brambles Ltd.	7,785,020
13,284	Cochlear Ltd.	2,171,300
508,995	Coles Group Ltd.	6,194,530
222,040	Computershare Ltd.	5,414,192
24,409	EBOS Group Ltd.	526,696
1,619,039	Endeavour Group Ltd.	3,874,192
237,504	Fortescue Ltd.	2,274,770
856,947	Insurance Australia Group Ltd.	4,117,190
70,992	JB Hi-Fi Ltd.	4,106,675
695,832	Lottery Corp. Ltd.	2,063,973
786,520	Medibank Pvt Ltd.	2,176,133
286,290	Orica Ltd.	3,031,044
569,494	Origin Energy Ltd.	3,736,889
19,654	Pro Medicus Ltd.	2,446,906
1,088,523	Qantas Airways Ltd.	6,138,734
552,242	QBE Insurance Group Ltd.	7,536,439
96,443	Rio Tinto PLC	5,709,452
94,811	Santos Ltd.	393,483
173,278	Sonic Healthcare Ltd.	2,781,518
269,877	Stockland REIT	824,052
8,324	Technology One Ltd.	144,409
3,036,602	Telstra Group Ltd.	7,966,409
29,731	Wesfarmers Ltd.	1,334,120
140,496	Woolworths Group Ltd.	2,587,105
		106,700,103
	Austria - 0.2%
23,584	ANDRITZ AG	1,317,081
46,381	Raiffeisen Bank International AG	1,188,390
		2,505,471
	Belgium - 0.9%
5,494	Ackermans & van Haaren NV	1,185,737
38,972	Ageas SA	2,330,101
36,518	UCB SA	6,419,961
		9,935,799
	Brazil - 0.3%
111,760	Yara International ASA	3,351,320
	Canada - 14.3%
31,548	Alimentation Couche-Tard, Inc.	1,555,645
102,254	Bank of Montreal	9,763,241
83,595	Bank of Nova Scotia	3,962,958
44,274	Canadian Imperial Bank of Commerce	2,490,172
1,758	Canadian National Railway Co.	171,055
54,975	CCL Industries, Inc. Class B	2,684,866
56,566	CGI, Inc.	5,646,185
789	Constellation Software, Inc.	2,498,360
33,556	Descartes Systems Group, Inc.*	3,383,452
49,573	Dollarama, Inc.	5,300,186
62,615	Element Fleet Management Corp.	1,244,687
96,585	Emera, Inc.	4,067,408
7,312	Fairfax Financial Holdings Ltd.	10,566,469
112,805	Fortis, Inc.	5,137,653
27,165	George Weston Ltd.	4,630,460
78,915	Gildan Activewear, Inc.	3,488,325
181,718	Great-West Lifeco, Inc.	7,118,472
101,658	Hydro One Ltd.(1)	3,417,913
62,623	iA Financial Corp., Inc.	5,946,194
57,344	Imperial Oil Ltd.	4,141,677
15,812	Intact Financial Corp.	3,230,075
155,335	Kinross Gold Corp.	1,958,774
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Canada - 14.3% - (continued)
67,029	Loblaw Cos. Ltd.	$9,391,744
18,978	Magna International, Inc.	645,062
218,011	Manulife Financial Corp.	6,792,158
76,956	Metro, Inc.	5,350,694
23,077	National Bank of Canada	1,904,364
71,163	Nutrien Ltd.	3,531,326
173,708	Open Text Corp.	4,383,585
58,659	Power Corp. of Canada	2,073,698
26,993	RB Global, Inc.	2,707,398
17,580	Restaurant Brands International, Inc.	1,171,756
77,811	Royal Bank of Canada	8,763,706
32,369	Stantec, Inc.	2,682,629
71,903	Sun Life Financial, Inc.	4,114,595
110,367	Suncor Energy, Inc.	4,272,815
174,254	TELUS Corp.	2,498,942
18,903	Thomson Reuters Corp.	3,261,547
26,813	Toronto-Dominion Bank	1,606,451
		157,556,697
	China - 1.7%
2,051,500	BOC Hong Kong Holdings Ltd.	8,279,514
580,000	SITC International Holdings Co. Ltd.	1,576,674
123,900	Wilmar International Ltd.	308,805
4,893,500	Yangzijiang Shipbuilding Holdings Ltd.	8,628,521
		18,793,514
	Denmark - 0.8%
4,559	AP Moller - Maersk AS Class B	7,911,103
3,185	Carlsberg AS Class B	404,333
5,931	Novo Nordisk AS Class B	403,432
		8,718,868
	Finland - 2.3%
50,552	Elisa OYJ	2,461,652
88,103	Fortum OYJ	1,438,002
52,781	Kesko OYJ Class B	1,075,570
95,193	Kone OYJ Class B	5,227,752
15,868	Konecranes OYJ	1,007,869
2,203,621	Nokia OYJ ADR	11,613,083
37,357	Orion OYJ Class B	2,213,768
		25,037,696
	France - 5.3%
4,232	Air Liquide SA	800,637
76,145	BNP Paribas SA	6,325,991
30,611	Cie de Saint-Gobain SA	3,032,154
212,305	Cie Generale des Etablissements Michelin SCA	7,432,650
65,420	Danone SA	5,006,031
423,847	Engie SA	8,257,140
14,522	EssilorLuxottica SA	4,163,243
894,404	Orange SA	11,588,798
117,442	TotalEnergies SE	7,568,522
38,372	Vinci SA	4,823,680
		58,998,846
	Germany - 4.5%
20,949	Allianz SE	7,967,714
58,896	Bayerische Motoren Werke AG	4,687,484
35,216	Daimler Truck Holding AG	1,412,057
20,049	Deutsche Boerse AG	5,892,854
29,320	Deutsche Post AG	1,250,390
149,038	Deutsche Telekom AG	5,509,110
138,363	E.ON SE	2,086,459
56,558	Heidelberg Materials AG	9,625,357
31,891	Mercedes-Benz Group AG	1,866,774
1,694	Merck KGaA	231,660
6,327	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,980,371
The accompanying notes are an integral part of these financial statements.

11

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Germany - 4.5% - (continued)
68,366	RWE AG	$2,438,494
8,855	SAP SE	2,337,729
		49,286,453
	Guatemala - 0.1%
28,943	Millicom International Cellular SA	876,105
	Hong Kong - 2.4%
1,055,000	CK Asset Holdings Ltd.	4,264,585
331,480	CLP Holdings Ltd.	2,701,160
351,600	Hang Seng Bank Ltd.	4,763,138
1,530,000	HKT Trust & HKT Ltd.	2,045,165
47,226	Jardine Matheson Holdings Ltd.	2,000,493
1,527,591	Sino Land Co. Ltd.	1,529,496
448,500	Sun Hung Kai Properties Ltd.	4,260,009
17,500	Swire Pacific Ltd. Class A	154,300
5,270,792	WH Group Ltd.(1)	4,837,018
		26,555,364
	Ireland - 0.4%
688,405	AIB Group PLC	4,424,512
	Israel - 3.0%
65,993	Amot Investments Ltd.	318,017
510,642	Bank Hapoalim BM	6,861,630
574,392	Bank Leumi Le-Israel BM	7,678,184
770,096	Bezeq The Israeli Telecommunication Corp. Ltd.	1,129,434
7,507	Check Point Software Technologies Ltd.*	1,710,995
7,895	FIBI Holdings Ltd.	413,503
29,323	First International Bank of Israel Ltd.	1,472,857
50,294	Harel Insurance Investments & Financial Services Ltd.	797,401
184,223	ICL Group Ltd.	1,032,592
498,871	Israel Discount Bank Ltd. Class A	3,442,751
16,304	Matrix IT Ltd.	377,880
140,512	Migdal Insurance & Financial Holdings Ltd.	253,694
68,729	Mizrahi Tefahot Bank Ltd.	3,070,441
39,149	Partner Communications Co. Ltd.	265,759
2,000	Paz Retail & Energy Ltd.	264,238
99,144	Phoenix Financial Ltd.	1,830,478
116,010	Shufersal Ltd.	1,092,881
35,319	Tower Semiconductor Ltd.*	1,231,964
		33,244,699
	Italy - 1.7%
1,622,629	A2A SpA	3,899,902
305,635	Banca Monte dei Paschi di Siena SpA	2,410,734
325,235	Enel SpA	2,633,839
29,087	Leonardo SpA	1,408,549
52,243	Recordati Industria Chimica e Farmaceutica SpA	2,951,442
339,532	Unipol Assicurazioni SpA	5,398,746
		18,703,212
	Japan - 20.6%
107,500	Air Water, Inc.	1,357,229
108,182	Alfresa Holdings Corp.	1,527,526
57,000	Amada Co. Ltd.	551,742
75,000	ANA Holdings, Inc.	1,383,994
79,500	Asahi Kasei Corp.	556,617
35,400	Bandai Namco Holdings, Inc.	1,184,577
70,300	BIPROGY, Inc.	2,154,506
97,593	Bridgestone Corp.	3,912,465
177,000	Brother Industries Ltd.	3,188,699
260,503	Canon, Inc.	8,091,724
80,800	COMSYS Holdings Corp.	1,715,528
72,500	Concordia Financial Group Ltd.	475,706
167,100	Dai Nippon Printing Co. Ltd.	2,368,386
3,800	Daito Trust Construction Co. Ltd.	389,173
221,500	Daiwa House Industry Co. Ltd.	7,314,210
54,700	Fujitsu Ltd.	1,079,442
145,900	Haseko Corp.	1,917,169
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Japan - 20.6% - (continued)
2,000	Hirose Electric Co. Ltd.	$230,708
17,000	Iyogin Holdings, Inc.	199,853
352,900	Japan Airlines Co. Ltd.	6,033,094
1,661	Japan Metropolitan Fund Invest REIT	1,062,978
446,200	Japan Post Bank Co. Ltd.	4,493,628
304,181	Japan Post Holdings Co. Ltd.	3,036,928
187,700	Japan Post Insurance Co. Ltd.	3,810,734
208,200	KDDI Corp.	3,285,060
2,109	KDX Realty Investment Corp. REIT	2,084,460
84,700	Kinden Corp.	1,897,452
133,400	Kirin Holdings Co. Ltd.	1,853,273
21,500	Komatsu Ltd.	619,092
331,100	Kuraray Co. Ltd.	4,057,381
113,600	Kyowa Kirin Co. Ltd.	1,650,748
140,700	Kyushu Railway Co.	3,434,232
260,500	Lion Corp.	3,087,711
24,100	McDonald's Holdings Co. Japan Ltd.	920,229
656,200	Mebuki Financial Group, Inc.	3,184,461
104,350	Medipal Holdings Corp.	1,629,378
94,832	MEIJI Holdings Co. Ltd.	2,061,014
326,800	Mitsubishi Chemical Group Corp.	1,610,617
145,500	Mitsubishi UFJ Financial Group, Inc.	1,956,670
286,300	Mizuho Financial Group, Inc.	7,755,793
75,000	MS&AD Insurance Group Holdings, Inc.	1,617,460
307,385	NEC Corp.	6,464,664
172,300	NGK Insulators Ltd.	2,114,863
155,700	NHK Spring Co. Ltd.	1,672,156
104,400	Nihon Kohden Corp.	1,398,725
111,900	Nippon Express Holdings, Inc.	2,035,362
1,202,800	Nippon Telegraph & Telephone Corp.	1,163,870
125,600	Niterra Co. Ltd.	3,797,229
57,200	Nomura Real Estate Holdings, Inc.	333,163
82,100	Obayashi Corp.	1,089,250
304,700	Oji Holdings Corp.	1,277,971
474,300	Ono Pharmaceutical Co. Ltd.	5,082,692
1,420	Orix J, Inc. REIT	1,673,158
84,646	Osaka Gas Co. Ltd.	1,914,922
98,700	Otsuka Corp.	2,135,838
80,200	Otsuka Holdings Co. Ltd.	4,158,022
250,100	Panasonic Holdings Corp.	2,962,767
100,800	Resona Holdings, Inc.	867,524
437,100	Ricoh Co. Ltd.	4,609,514
245,100	Sankyo Co. Ltd.	3,562,424
338,600	Santen Pharmaceutical Co. Ltd.	3,210,745
99,900	Sanwa Holdings Corp.	3,185,924
143,100	SCSK Corp.	3,531,089
4,100	Secom Co. Ltd.	139,472
166,200	Sega Sammy Holdings, Inc.	3,196,966
243,700	Seiko Epson Corp.	3,889,194
303,865	Sekisui Chemical Co. Ltd.	5,170,419
52,100	Shimamura Co. Ltd.	2,983,364
137,000	Shionogi & Co. Ltd.	2,057,657
271,400	Skylark Holdings Co. Ltd.	5,442,882
2,587,800	SoftBank Corp.	3,606,376
208,200	Sohgo Security Services Co. Ltd.	1,562,127
77,600	Sompo Holdings, Inc.	2,346,059
196,293	Subaru Corp.	3,471,947
163,500	Sumitomo Electric Industries Ltd.	2,696,208
179,200	Sumitomo Mitsui Financial Group, Inc.	4,547,706
145,000	Sumitomo Mitsui Trust Group, Inc.	3,607,062
23,800	Suntory Beverage & Food Ltd.	787,498
111,900	Taiheiyo Cement Corp.	2,916,105
547,300	Takashimaya Co. Ltd.	4,428,467
200,300	Takeda Pharmaceutical Co. Ltd.	5,910,953
96,900	TIS, Inc.	2,678,779
104,800	Tohoku Electric Power Co., Inc.	723,242
69,296	Tokyo Gas Co. Ltd.	2,207,148
The accompanying notes are an integral part of these financial statements.

12

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Japan - 20.6% - (continued)
40,700	Tokyo Tatemono Co. Ltd.	$687,632
203,100	Tosoh Corp.	2,788,992
18,319	Toyo Suisan Kaisha Ltd.	1,077,286
10,300	Yokogawa Electric Corp.	199,264
		228,106,324
	Netherlands - 2.9%
304,077	Koninklijke Ahold Delhaize NV	11,351,721
1,593,729	Koninklijke KPN NV	6,743,300
113,848	NN Group NV	6,306,346
49,083	Wolters Kluwer NV	7,610,947
		32,012,314
	New Zealand - 0.5%
168,267	Contact Energy Ltd.	872,930
102,885	Fisher & Paykel Healthcare Corp. Ltd.	1,954,339
32,115	Freightways Group Ltd.	190,068
377,619	Kiwi Property Group Ltd. REIT	186,062
1,712,013	Spark New Zealand Ltd.	1,994,992
		5,198,391
	Norway - 1.9%
40,849	Aker BP ASA	967,458
466,463	Equinor ASA	12,338,323
40,110	Europris ASA(1)	320,015
268,086	Hoegh Autoliners ASA	1,945,501
199,290	Orkla ASA	2,181,196
30,790	SpareBank 1 SMN	534,159
179,686	Telenor ASA	2,567,028
		20,853,680
	Singapore - 2.8%
97,681	BW LPG Ltd.(1)	1,057,048
64,909	DBS Group Holdings Ltd.	2,244,120
649,052	Oversea-Chinese Banking Corp. Ltd.	8,353,991
543,700	Sembcorp Industries Ltd.	2,564,585
934,300	Singapore Airlines Ltd.	4,719,810
791,700	Singapore Technologies Engineering Ltd.	3,999,437
291,700	United Overseas Bank Ltd.	8,266,389
		31,205,380
	Spain - 0.4%
21,547	CaixaBank SA	166,975
216,457	Iberdrola SA	3,493,226
36,265	Repsol SA	481,834
139,592	Telefonica SA	656,528
		4,798,563
	Sweden - 3.1%
99,934	Essity AB Class B	2,839,311
190,165	Securitas AB Class B	2,687,273
227,525	SKF AB Class B*	4,579,900
156,947	SSAB AB Class A	968,702
45,536	Swedish Orphan Biovitrum AB*	1,302,829
358,790	Tele2 AB Class B	4,841,563
1,096,631	Telefonaktiebolaget LM Ericsson Class B	8,480,383
1,543,770	Telia Co. AB	5,577,188
119,998	Volvo AB Class B*	3,502,545
		34,779,694
	Switzerland - 1.6%
6,925	ABB Ltd.	353,940
188,649	Sandoz Group AG	7,897,778
5,171	Schindler Holding AG	1,560,505
6,972	Sonova Holding AG	2,021,269
8,563	Zurich Insurance Group AG	5,952,241
		17,785,733
	United Kingdom - 10.9%
105,324	AstraZeneca PLC ADR	7,741,314
569,396	Aviva PLC	4,080,433
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.6% - (continued)
	United Kingdom - 10.9% - (continued)
434,350	BAE Systems PLC		$8,743,142
218,610	Beazley PLC		2,615,725
5,318	British American Tobacco PLC ADR		220,006
1,281,172	BT Group PLC		2,742,618
131,194	Bunzl PLC		5,022,587
809,500	CK Hutchison Holdings Ltd.		4,551,961
36,402	Coca-Cola Europacific Partners PLC		3,168,066
148,429	Compass Group PLC		4,891,161
50,789	DCC PLC		3,372,853
904,187	HSBC Holdings PLC		10,199,111
302,501	Imperial Brands PLC		11,186,489
40,147	Intertek Group PLC		2,593,579
1,624,927	Lloyds Banking Group PLC		1,511,788
950,323	NatWest Group PLC		5,541,914
25,381	Next PLC		3,631,506
257,273	Pearson PLC		4,044,677
39,454	Reckitt Benckiser Group PLC		2,663,392
74,197	RELX PLC		3,709,165
40,012	Sage Group PLC		623,361
305,953	Smith & Nephew PLC		4,284,763
62,454	Smiths Group PLC		1,556,628
49,657	SSE PLC		1,021,671
422,729	Standard Chartered PLC		6,217,542
1,379,593	Tesco PLC		5,917,301
61,949	Unilever PLC		3,686,189
4,852,948	Vodafone Group PLC		4,566,416
			120,105,358
	United States - 6.3%
13,586	BP PLC ADR		459,071
11,942	CSL Ltd.		1,855,056
285,759	GSK PLC ADR		11,070,304
951,595	Haleon PLC		4,806,228
39,962	Holcim AG*		4,268,334
30,157	Nestle SA		3,045,184
98,787	Novartis AG		10,924,352
31,809	Roche Holding AG		10,444,210
97,001	Sanofi SA		10,679,232
114,714	Shell PLC		4,182,897
45,770	Swiss Re AG		7,759,819
			69,494,687
	Total Common Stocks (cost $947,984,613)		$1,089,028,783
PREFERRED STOCKS - 0.4%
	Germany - 0.4%
38,149	Henkel AG & Co. KGaA (Preference Shares)(2)		$3,028,006
16,378	Volkswagen AG (Preference Shares)(2)		1,655,219
	Total Preferred Stocks (cost $4,967,950)		$4,683,225
WARRANTS - 0.0%
	Canada - 0.0%
1,030	Constellation Software, Inc. Expires 03/31/2040*(3)(4)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $952,952,563)		$1,093,712,008
	Total Investments (cost $952,952,563)	99.0%	$1,093,712,008
	Other Assets and Liabilities	1.0%	11,371,821
	Net Assets	100.0%	$1,105,083,829
The accompanying notes are an integral part of these financial statements.

13

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At March 31, 2025, the aggregate value of these securities was
$9,631,994, representing 0.9% of net assets.

(2)	Currently no rate available.
(3)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	1,030	$—	$—

(4)	Investment valued using significant unobservable inputs.

Futures Contracts Outstanding at March 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	62	06/20/2025	$7,490,530	$(173,797)
Total futures contracts				$(173,797)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,089,028,783	$1,089,028,783	$—	$—
Preferred Stocks	4,683,225	4,683,225	—	—
Warrants	—	—	—	—
Total	$1,093,712,008	$1,093,712,008	$—	$—
Liabilities
Futures Contracts(2)	$(173,797)	$(173,797)	$—	$—
Total	$(173,797)	$(173,797)	$—	$—

(1)	For the six-month period ended March 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

14

Hartford Multifactor Diversified International ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Australia - 6.9%
15,484	AGL Energy Ltd.	$101,506
604	Ampol Ltd.	8,815
3,227	ANZ Group Holdings Ltd.	58,497
5,375	BHP Group Ltd.	127,948
6,270	BlueScope Steel Ltd.	83,144
4,677	Brambles Ltd.	58,377
10	Cochlear Ltd.	1,635
8,072	Coles Group Ltd.	98,237
1,051	Computershare Ltd.	25,627
3,502	EBOS Group Ltd.	75,566
6,624	Fortescue Ltd.	63,443
2,525	JB Hi-Fi Ltd.	146,064
2,564	Orica Ltd.	27,146
7,581	Origin Energy Ltd.	49,745
143	Pro Medicus Ltd.	17,803
12,438	Qantas Airways Ltd.	70,144
4,893	QBE Insurance Group Ltd.	66,775
1,265	Rio Tinto PLC	74,888
2,707	Sonic Healthcare Ltd.	43,454
11,864	Telstra Group Ltd.	31,125
1,005	Wesfarmers Ltd.	45,097
1,013	Westpac Banking Corp.	19,929
239	Woolworths Group Ltd.	4,401
		1,299,366
	Austria - 0.4%
878	ANDRITZ AG	49,033
756	Raiffeisen Bank International AG	19,371
		68,404
	Belgium - 0.0%
29	UCB SA	5,098
	Brazil - 1.5%
3,348	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	59,622
4,561	Telefonica Brasil SA	39,680
17,630	TIM SA	55,405
8,070	Vale SA ADR	80,539
9,139	Vibra Energia SA	28,370
370	Yara International ASA	11,095
		274,711
	Canada - 5.4%
254	Alimentation Couche-Tard, Inc.	12,525
1,693	Bank of Montreal	161,648
1,061	Bank of Nova Scotia	50,298
18	CGI, Inc.	1,797
1	Constellation Software, Inc.	3,166
76	Dollarama, Inc.	8,126
116	Fairfax Financial Holdings Ltd.	167,630
413	George Weston Ltd.	70,399
310	Gildan Activewear, Inc.	13,708
205	iA Financial Corp., Inc.	19,465
4,008	Kinross Gold Corp.	50,541
808	Loblaw Cos. Ltd.	113,213
737	Magna International, Inc.	25,051
2,450	Manulife Financial Corp.	76,330
153	Nutrien Ltd.	7,592
1,600	Open Text Corp.	40,377
1,002	Royal Bank of Canada	112,853
1,621	Suncor Energy, Inc.	62,756
382	Toronto-Dominion Bank	22,887
		1,020,362
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Chile - 0.1%
1,769	Empresas Copec SA	$12,172
	China - 12.3%
312,000	Agricultural Bank of China Ltd. Class H	187,674
256,000	Bank of China Ltd. Class H	154,318
42,500	BOC Hong Kong Holdings Ltd.	171,523
500	BYD Co. Ltd. Class H	25,243
213,000	China Construction Bank Corp. Class H	188,353
27,000	China Feihe Ltd.(1)	20,371
17,000	China Hongqiao Group Ltd.	34,960
11,000	China Life Insurance Co. Ltd. Class H	21,208
6,500	China Merchants Bank Co. Ltd. Class H	38,347
21,000	China Overseas Land & Investment Ltd.	37,518
28,000	China Petroleum & Chemical Corp. Class H	14,755
3,000	China Resources Land Ltd.	9,948
28,800	China Tower Corp. Ltd. Class H(1)	38,719
96,500	COSCO SHIPPING Holdings Co. Ltd. Class H	151,814
234,000	CSPC Pharmaceutical Group Ltd.	148,575
9,000	Hisense Home Appliances Group Co. Ltd. Class H	30,192
255,000	Industrial & Commercial Bank of China Ltd. Class H	181,574
950	JD.com, Inc. Class A	19,634
54,000	Kunlun Energy Co. Ltd.	52,679
100,000	Lenovo Group Ltd.	134,699
237,000	People's Insurance Co. Group of China Ltd. Class H	122,456
96,000	PetroChina Co. Ltd. Class H	77,611
12,000	PICC Property & Casualty Co. Ltd. Class H	22,179
199,000	Postal Savings Bank of China Co. Ltd. Class H(1)	123,027
46,800	Sinopharm Group Co. Ltd. Class H	108,514
10,000	SITC International Holdings Co. Ltd.	27,184
18,000	Tingyi Cayman Islands Holding Corp.	30,215
14,000	Want Want China Holdings Ltd.	8,817
24,000	Weichai Power Co. Ltd. Class H	50,528
42,600	Yangzijiang Shipbuilding Holdings Ltd.	75,115
		2,307,750
	Denmark - 1.1%
102	AP Moller - Maersk AS Class B	176,998
313	Novo Nordisk AS Class B	21,290
		198,288
	Finland - 1.5%
1,779	Fortum OYJ	29,036
62	Kone OYJ Class B	3,405
72	Konecranes OYJ	4,573
34,059	Nokia OYJ ADR	179,491
1,170	Orion OYJ Class B	69,334
		285,839
	France - 3.3%
190	Air Liquide SA	35,945
1,290	BNP Paribas SA	107,171
617	Cie de Saint-Gobain SA	61,116
2,361	Cie Generale des Etablissements Michelin SCA	82,657
320	Danone SA	24,487
1,784	Engie SA	34,755
59	EssilorLuxottica SA	16,914
9,377	Orange SA	121,498
1,578	TotalEnergies SE	101,694
241	Vinci SA	30,296
		616,533
	Germany - 2.9%
339	Allianz SE	128,935
681	Bayerische Motoren Werke AG	54,200
2,312	Commerzbank AG	52,371
7	Deutsche Boerse AG	2,058
The accompanying notes are an integral part of these financial statements.

15

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Germany - 2.9% - (continued)
994	Deutsche Post AG	$42,391
382	Deutsche Telekom AG	14,120
1,788	E.ON SE	26,962
828	Heidelberg Materials AG	140,914
77	Mercedes-Benz Group AG	4,507
38	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	23,906
174	SAP SE	45,936
		536,300
	Guatemala - 0.3%
1,808	Millicom International Cellular SA	54,728
	Hong Kong - 2.1%
29,000	CK Asset Holdings Ltd.	117,225
1,800	Hang Seng Bank Ltd.	24,385
72,092	Sino Land Co. Ltd.	72,182
3,500	Sun Hung Kai Properties Ltd.	33,244
2,000	Techtronic Industries Co. Ltd.	23,971
128,000	WH Group Ltd.(1)	117,466
		388,473
	India - 3.3%
11,188	Dr. Reddy's Laboratories Ltd. ADR	147,570
360	HDFC Bank Ltd. ADR	23,918
1,057	ICICI Bank Ltd. ADR	33,317
8,446	Infosys Ltd. ADR	154,139
1,497	Larsen & Toubro Ltd. GDR(2)	60,179
1,923	Mahindra & Mahindra Ltd. GDR(2)	59,613
655	State Bank of India GDR(2)	58,164
27,860	Wipro Ltd. ADR	85,252
		622,152
	Indonesia - 2.4%
592,000	Alamtri Resources Indonesia Tbk. PT	65,957
377,100	Astra International Tbk. PT	112,037
85,600	Indofood Sukses Makmur Tbk. PT	36,700
106,500	Kalbe Farma Tbk. PT	7,299
1,485,000	Perusahaan Gas Negara Tbk. PT	139,443
146,100	Telkom Indonesia Persero Tbk. PT	21,262
47,500	United Tractors Tbk. PT	67,550
		450,248
	Ireland - 0.1%
3,882	AIB Group PLC	24,950
	Israel - 2.7%
10,936	Bank Hapoalim BM	146,950
10,989	Bank Leumi Le-Israel BM	146,895
49,760	Bezeq The Israeli Telecommunication Corp. Ltd.	72,979
996	FIBI Holdings Ltd.	52,166
611	First International Bank of Israel Ltd.	30,690
8,507	Israel Discount Bank Ltd. Class A	58,708
297	Phoenix Financial Ltd.	5,483
		513,871
	Italy - 1.3%
9,021	A2A SpA	21,681
8,389	Banca Monte dei Paschi di Siena SpA	66,169
5,994	Enel SpA	48,541
1,364	UniCredit SpA	75,924
2,155	Unipol Assicurazioni SpA	34,266
		246,581
	Japan - 11.9%
7,500	Alfresa Holdings Corp.	105,900
300	Bandai Namco Holdings, Inc.	10,039
1,300	Bridgestone Corp.	52,116
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Japan - 11.9% - (continued)
4,200	Brother Industries Ltd.	$75,664
2,200	Canon, Inc.	68,336
2,300	Daiwa House Industry Co. Ltd.	75,949
3,100	Fujitsu Ltd.	61,175
5,900	Honda Motor Co. Ltd.	52,967
1,200	Isuzu Motors Ltd.	16,182
1,100	Japan Airlines Co. Ltd.	18,805
200	Japan Post Bank Co. Ltd.	2,014
2,800	Japan Post Holdings Co. Ltd.	27,955
3,600	KDDI Corp.	56,802
2,300	Kuraray Co. Ltd.	28,185
2,500	Mebuki Financial Group, Inc.	12,132
5,300	Medipal Holdings Corp.	82,757
2,500	Mitsubishi Electric Corp.	45,473
4,700	Mitsubishi UFJ Financial Group, Inc.	63,205
5,200	Mizuho Financial Group, Inc.	140,867
400	MS&AD Insurance Group Holdings, Inc.	8,626
3,500	NEC Corp.	73,609
2,000	NHK Spring Co. Ltd.	21,479
1,000	Niterra Co. Ltd.	30,233
5,600	Ono Pharmaceutical Co. Ltd.	60,011
700	Otsuka Holdings Co. Ltd.	36,292
5,300	Panasonic Holdings Corp.	62,785
100	Resona Holdings, Inc.	861
4,600	Ricoh Co. Ltd.	48,510
5,000	Sankyo Co. Ltd.	72,673
5,300	Santen Pharmaceutical Co. Ltd.	50,257
900	Sanwa Holdings Corp.	28,702
900	Sega Sammy Holdings, Inc.	17,312
3,100	Seiko Epson Corp.	49,473
2,900	Sekisui Chemical Co. Ltd.	49,345
1,200	Shimamura Co. Ltd.	68,715
1,500	Shionogi & Co. Ltd.	22,529
56,600	SoftBank Corp.	78,878
1,400	Sohgo Security Services Co. Ltd.	10,504
300	Sompo Holdings, Inc.	9,070
3,400	Subaru Corp.	60,138
2,800	Sumitomo Electric Industries Ltd.	46,174
5,100	Sumitomo Mitsui Financial Group, Inc.	129,427
100	Sumitomo Mitsui Trust Group, Inc.	2,488
1,200	Suzuki Motor Corp.	14,524
1,000	Taiheiyo Cement Corp.	26,060
2,300	Takeda Pharmaceutical Co. Ltd.	67,874
800	Tokio Marine Holdings, Inc.	30,686
1,000	Tokyo Gas Co. Ltd.	31,851
4,800	Yamaha Motor Co. Ltd.	38,261
		2,243,870
	Malaysia - 2.3%
1,600	Alliance Bank Malaysia Bhd.	1,666
6,600	AMMB Holdings Bhd.	8,329
29,900	CIMB Group Holdings Bhd.	47,166
9,000	IHH Healthcare Bhd.	14,035
13,900	KPJ Healthcare Bhd.	8,332
24,125	Malayan Banking Bhd.	55,019
600	MISC Bhd.	970
3,300	Petronas Gas Bhd.	12,553
32,775	RHB Bank Bhd.	50,520
83,100	Sime Darby Bhd.	41,386
57,200	Telekom Malaysia Bhd.	84,430
35,300	Tenaga Nasional Bhd.	106,437
1,700	United Plantations Bhd.	8,581
		439,424
The accompanying notes are an integral part of these financial statements.

16

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Mexico - 0.0%
460	Arca Continental SAB de CV	$4,812
	Netherlands - 1.3%
5,131	Koninklijke Ahold Delhaize NV	191,549
5,305	Koninklijke KPN NV	22,446
388	NN Group NV	21,493
		235,488
	New Zealand - 0.8%
4,172	Fisher & Paykel Healthcare Corp. Ltd.	79,249
3,811	Freightways Group Ltd.	22,555
38,782	Spark New Zealand Ltd.	45,192
		146,996
	Norway - 2.2%
393	Aker BP ASA	9,308
6,774	Equinor ASA	179,178
5,650	Europris ASA(1)	45,078
10,776	Hoegh Autoliners ASA	78,201
6,643	Norsk Hydro ASA	38,037
2,688	Orkla ASA	29,420
3,029	Telenor ASA	43,273
		422,495
	Philippines - 0.8%
8,650	International Container Terminal Services, Inc.	53,661
6,500	Manila Electric Co.	62,473
1,180	PLDT, Inc.	26,208
		142,342
	Poland - 0.8%
1,668	Asseco Poland SA	67,959
1,842	ORLEN SA	32,328
3,540	Powszechny Zaklad Ubezpieczen SA	51,119
		151,406
	Russia - 0.0%
698	Gazprom PJSC*(3)	—
	Singapore - 1.9%
6,803	BW LPG Ltd.(1)	73,618
1,476	DBS Group Holdings Ltd.	51,030
6,142	Oversea-Chinese Banking Corp. Ltd.	79,054
16,500	Singapore Airlines Ltd.	83,353
2,600	United Overseas Bank Ltd.	73,681
		360,736
	South Korea - 4.7%
2,657	Coway Co. Ltd.	146,158
1,319	Hyundai Glovis Co. Ltd.	100,683
289	Hyundai Mobis Co. Ltd.	51,127
46	Hyundai Motor Co.	6,160
2,349	Kia Corp.	147,241
2,744	Samsung Electronics Co. Ltd.	107,710
252	Samsung Fire & Marine Insurance Co. Ltd.	61,182
347	Samsung SDS Co. Ltd.	27,383
663	SK Hynix, Inc.	85,864
3,747	SK Telecom Co. Ltd.	141,228
		874,736
	Spain - 0.2%
2,051	Iberdrola SA	33,099
	Sweden - 2.6%
219	H & M Hennes & Mauritz AB Class B	2,875
1,442	Investor AB Class B	42,829
3,993	Securitas AB Class B	56,426
1,806	SKF AB Class B*	36,353
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Sweden - 2.6% - (continued)
11,058	SSAB AB Class A	$68,252
3,809	Tele2 AB Class B	51,399
11,622	Telefonaktiebolaget LM Ericsson Class B	89,874
3,453	Telia Co. AB	12,475
4,602	Volvo AB Class B*	134,325
		494,808
	Switzerland - 0.3%
756	Sandoz Group AG	31,650
41	Schindler Holding AG	12,373
22	Zurich Insurance Group AG	15,292
		59,315
	Taiwan - 7.0%
11,000	ASE Technology Holding Co. Ltd.	47,376
5,000	Asustek Computer, Inc.	91,710
6,000	Cathay Financial Holding Co. Ltd.	11,059
26,000	Chicony Electronics Co. Ltd.	131,556
9,000	Chunghwa Telecom Co. Ltd.	34,832
60,000	Compal Electronics, Inc.	57,556
114,000	Eva Airways Corp.	139,228
17,000	Evergreen Marine Corp. Taiwan Ltd.	112,898
7,000	Far EasTone Telecommunications Co. Ltd.	19,396
23,800	Hon Hai Precision Industry Co. Ltd.	104,655
11,000	Lite-On Technology Corp.	30,115
1,000	MediaTek, Inc.	41,864
6,000	Novatek Microelectronics Corp.	98,487
32,000	Pegatron Corp.	80,861
8,000	President Chain Store Corp.	60,477
1,000	Realtek Semiconductor Corp.	15,752
9,000	Taiwan Mobile Co. Ltd.	31,579
209	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,694
20,000	Uni-President Enterprises Corp.	48,490
31,000	United Microelectronics Corp.	41,688
2,000	Wistron Corp.	5,741
34,000	Yang Ming Marine Transport Corp.	76,187
		1,316,201
	Thailand - 2.4%
15,078	Advanced Info Service PCL NVDR	122,224
65,200	Bangkok Dusit Medical Services PCL NVDR	41,897
1,600	Bumrungrad Hospital PCL NVDR	7,758
16,800	Kasikornbank PCL NVDR	79,976
102,900	Krung Thai Bank PCL NVDR	73,099
43,800	PTT PCL NVDR	41,315
207,600	Sansiri PCL NVDR	8,690
16,100	SCB X PCL NVDR	58,373
381,100	TMBThanachart Bank PCL NVDR	22,018
		455,350
	Turkey - 2.0%
61,327	Akbank TAS	84,413
3,570	BIM Birlesik Magazalar AS	43,097
12,894	KOC Holding AS	55,570
20,798	Mavi Giyim Sanayi Ve Ticaret AS Class B(1)	37,941
1,016	Migros Ticaret AS	13,255
1,246	Turk Hava Yollari AO*	10,208
1,653	Turk Traktor ve Ziraat Makineleri AS	35,555
17,334	Turkcell Iletisim Hizmetleri AS	43,746
14,186	Turkiye Petrol Rafinerileri AS	51,572
		375,357
	United Kingdom - 3.9%
921	AstraZeneca PLC ADR	67,694
1,707	BAE Systems PLC	34,361
7,118	BT Group PLC	15,238
The accompanying notes are an integral part of these financial statements.

17

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.9% - (continued)
	United Kingdom - 3.9% - (continued)
6,000	CK Hutchison Holdings Ltd.		$33,739
246	Compass Group PLC		8,106
460	DCC PLC		30,548
16,800	HSBC Holdings PLC		190,342
2,898	Imperial Brands PLC		107,168
25,895	Lloyds Banking Group PLC		24,092
20,873	NatWest Group PLC		121,723
4,379	Standard Chartered PLC		64,407
6,070	Tesco PLC		26,035
222	Unilever PLC		13,210
			736,663
	United States - 5.2%
308	BP PLC ADR		10,407
4,181	GSK PLC ADR		161,972
421	Holcim AG		44,967
8,657	JBS SA		62,135
454	Nestle SA		45,844
1,635	Novartis AG		180,806
533	Roche Holding AG		175,006
1,606	Sanofi SA		176,811
809	Shell PLC		29,499
2,110	Stellantis NV		23,390
384	Swiss Re AG		65,103
			975,940
	Total Common Stocks (cost $16,051,382)		$18,394,864
PREFERRED STOCKS - 1.2%
	Brazil - 0.9%
32,821	Cia Energetica de Minas Gerais (Preference Shares)(4)		$58,793
16,131	Petroleo Brasileiro SA (Preference Shares)(4)		104,655
			163,448
	Chile - 0.2%
12,640	Embotelladora Andina SA (Preference Shares)(4)		47,136
	Germany - 0.1%
133	Volkswagen AG (Preference Shares)(4)		13,441
	Total Preferred Stocks (cost $217,104)		$224,025
	Total Long-Term Investments (cost $16,268,486)		$18,618,889
	Total Investments (cost $16,268,486)	99.1%	$18,618,889
	Other Assets and Liabilities	0.9%	165,718
	Net Assets	100.0%	$18,784,607
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At March 31, 2025, the aggregate value of these securities was
$456,220, representing 2.4% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $177,956, representing 0.9% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.

Futures Contracts Outstanding at March 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	1	06/20/2025	$120,815	$(3,637)
Total futures contracts				$(3,637)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

18

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$18,394,864	$18,394,864	$—	$—
Preferred Stocks	224,025	224,025	—	—
Total	$18,618,889	$18,618,889	$—	$—
Liabilities
Futures Contracts(2)	$(3,637)	$(3,637)	$—	$—
Total	$(3,637)	$(3,637)	$—	$—

(1)	For the six-month period ended March 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

19

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Brazil - 2.9%
13,943	Ambev SA	$32,864
8,050	Banco do Brasil SA	39,620
8,642	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	153,900
3,306	Embraer SA*	37,951
37,425	Lojas Renner SA	79,912
2,939	Suzano SA	27,165
11,960	Telefonica Brasil SA	104,051
31,141	TIM SA	97,865
18,844	Vale SA ADR	188,063
17,301	Vibra Energia SA	53,706
		815,097
	Chile - 0.8%
604,438	Banco de Chile	79,684
10,099	Cencosud SA	30,765
81,139	Colbun SA	11,378
6,968	Empresas Copec SA	47,943
150,321	Enel Chile SA	9,859
8,344	Falabella SA	34,709
		214,338
	China - 21.7%
11,000	AAC Technologies Holdings, Inc.	66,591
414,000	Agricultural Bank of China Ltd. Class H	249,029
10,000	Alibaba Group Holding Ltd.	164,518
126,000	Aluminum Corp. of China Ltd. Class H	78,868
5,200	ANTA Sports Products Ltd.	57,077
462,000	Bank of China Ltd. Class H	278,496
91,000	Bank of Communications Co. Ltd. Class H	81,406
4,000	BYD Co. Ltd. Class H	201,946
13,000	BYD Electronic International Co. Ltd.	67,337
13,000	China Coal Energy Co. Ltd. Class H	13,250
320,000	China Construction Bank Corp. Class H	282,971
7,000	China Everbright Bank Co. Ltd. Class H	2,852
163,000	China Feihe Ltd.(1)	122,979
83,500	China Hongqiao Group Ltd.	171,716
63,000	China Life Insurance Co. Ltd. Class H	121,461
37,500	China Merchants Bank Co. Ltd. Class H	221,232
71,500	China Overseas Land & Investment Ltd.	127,739
126,000	China Petroleum & Chemical Corp. Class H	66,398
27,500	China Resources Land Ltd.	91,192
7,500	China Shenhua Energy Co. Ltd. Class H	30,413
30,000	China State Construction International Holdings Ltd.	38,790
101,200	China Tower Corp. Ltd. Class H(1)	136,055
11,000	CITIC Ltd.	13,573
136,000	COSCO SHIPPING Holdings Co. Ltd. Class H	213,956
316,000	CSPC Pharmaceutical Group Ltd.	200,640
4,800	ENN Energy Holdings Ltd.	39,608
4,800	Fuyao Glass Industry Group Co. Ltd. Class H(1)	34,240
30,000	Geely Automobile Holdings Ltd.	64,162
18,000	Haidilao International Holding Ltd.(1)	40,626
8,000	Hansoh Pharmaceutical Group Co. Ltd.(1)	25,192
30,000	Hisense Home Appliances Group Co. Ltd. Class H	100,639
381,000	Industrial & Commercial Bank of China Ltd. Class H	271,293
10,906	JD.com, Inc. Class A	225,401
17,000	Jiangxi Copper Co. Ltd. Class H	29,847
110,000	Kunlun Energy Co. Ltd.	107,309
170,000	Lenovo Group Ltd.	228,989
21,500	Li Ning Co. Ltd.	43,993
5,500	Meituan Class B*(1)	110,137
1,480	NetEase, Inc.	30,055
357,000	People's Insurance Co. Group of China Ltd. Class H	184,458
174,000	PetroChina Co. Ltd. Class H	140,671
64,000	PICC Property & Casualty Co. Ltd. Class H	118,289
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	China - 21.7% - (continued)
11,000	Ping An Insurance Group Co. of China Ltd. Class H	$65,460
266,000	Postal Savings Bank of China Co. Ltd. Class H(1)	164,449
18,500	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	26,631
66,000	Sinopharm Group Co. Ltd. Class H	153,033
2,500	Sunny Optical Technology Group Co. Ltd.	22,926
1,000	Tencent Holdings Ltd.	63,879
70,000	Tingyi Cayman Islands Holding Corp.	117,502
1,600	Trip.com Group Ltd.	101,631
101,000	Want Want China Holdings Ltd.	63,609
48,000	Weichai Power Co. Ltd. Class H	101,055
3,500	WuXi AppTec Co. Ltd. Class H(1)	31,130
30,600	Xiaomi Corp. Class B*(1)	193,504
1,100	Zhuzhou CRRC Times Electric Co. Ltd. Class H	4,553
36,600	ZTE Corp. Class H	112,195
		6,116,951
	India - 16.5%
5,273	Aurobindo Pharma Ltd.*	71,594
1,948	Axis Bank Ltd.	25,116
156	Bajaj Finance Ltd.	16,327
27,259	Bank of Baroda	72,883
16,845	Bharat Petroleum Corp. Ltd.	54,881
6,715	Bharti Airtel Ltd.	136,182
64,823	Canara Bank	67,498
4,216	Cipla Ltd.	71,138
25,549	Coal India Ltd.	119,028
1,282	Coforge Ltd.	121,630
1,190	Coromandel International Ltd.	27,596
1,265	Divi's Laboratories Ltd.	85,477
6,946	Dr. Reddy's Laboratories Ltd. ADR	91,618
17,717	Embassy Office Parks REIT	75,760
6,350	Federal Bank Ltd.	14,318
193	Fortis Healthcare Ltd.	1,577
32,268	GAIL India Ltd.	69,102
1,404	Glenmark Pharmaceuticals Ltd.	25,314
14,846	HCL Technologies Ltd.	276,607
4,786	HDFC Bank Ltd.	102,369
570	Hero MotoCorp Ltd.	24,828
10,050	Hindalco Industries Ltd.	80,244
436	Hindustan Unilever Ltd.	11,522
2,737	ICICI Bank Ltd. ADR	86,270
2,320	Indus Towers Ltd.*	9,074
12,433	Infosys Ltd. ADR	226,902
2,237	JSW Steel Ltd.	27,826
3,910	Kotak Mahindra Bank Ltd.	99,323
5,208	Krishna Institute of Medical Sciences Ltd.*(1)	38,972
1,675	Larsen & Toubro Ltd.	68,438
3,171	Laurus Labs Ltd.(1)	22,757
1,040	LTIMindtree Ltd.(1)	54,649
3,362	Lupin Ltd.	79,768
4,558	Mahindra & Mahindra Ltd.	142,159
1,033	Maruti Suzuki India Ltd.	139,254
2,971	Max Healthcare Institute Ltd.	38,130
1,040	Mphasis Ltd.	30,422
67,494	National Aluminium Co. Ltd.	138,609
52,369	NMDC Ltd.	42,209
31,593	NTPC Ltd.	132,179
2,934	Oberoi Realty Ltd.	56,207
8,218	Oil & Natural Gas Corp. Ltd.	23,689
71	Oracle Financial Services Software Ltd.	6,521
10	Page Industries Ltd.	4,995
1,652	Persistent Systems Ltd.	106,569
7,657	Petronet LNG Ltd.	26,302
50,552	Piramal Pharma Ltd.	132,926
The accompanying notes are an integral part of these financial statements.

20

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	India - 16.5% - (continued)
13,935	Power Grid Corp. of India Ltd.	$47,337
14,226	Samvardhana Motherson International Ltd.	21,797
6,475	State Bank of India	58,445
8,925	Sun Pharmaceutical Industries Ltd.	181,137
5,124	Tata Consultancy Services Ltd.	216,185
19,997	Tata Motors Ltd.	157,793
4,545	Tata Steel Ltd.	8,202
8,071	Tech Mahindra Ltd.	133,922
1,574	Torrent Pharmaceuticals Ltd.	59,444
63,104	Union Bank of India Ltd.	93,158
34,260	Vedanta Ltd.	185,745
36,197	Wipro Ltd. ADR	110,763
4,585	Zomato Ltd.*	10,820
		4,661,507
	Indonesia - 3.5%
1,213,700	Alamtri Resources Indonesia Tbk. PT	135,222
489,700	Astra International Tbk. PT	145,491
30,500	Bank Central Asia Tbk. PT	15,655
62,200	Bank Negara Indonesia Persero Tbk. PT*	15,926
303,700	Bank Rakyat Indonesia Persero Tbk. PT	74,274
269,000	Indofood Sukses Makmur Tbk. PT	115,332
924,000	Kalbe Farma Tbk. PT	63,330
2,373,600	Perusahaan Gas Negara Tbk. PT	222,883
99,700	Sumber Alfaria Trijaya Tbk. PT	12,342
549,100	Telkom Indonesia Persero Tbk. PT	79,911
86,100	United Tractors Tbk. PT	122,443
		1,002,809
	Malaysia - 3.5%
22,800	Alliance Bank Malaysia Bhd.	23,738
46,000	AMMB Holdings Bhd.	58,051
85,546	CIMB Group Holdings Bhd.	134,946
48,900	Gamuda Bhd.	46,283
28,300	IHH Healthcare Bhd.	44,132
123,400	KPJ Healthcare Bhd.	73,970
61,044	Malayan Banking Bhd.	139,215
2,600	Petronas Gas Bhd.	9,890
17,500	Press Metal Aluminium Holdings Bhd.	19,876
38,000	Public Bank Bhd.	37,850
47,394	RHB Bank Bhd.	73,053
48,400	Sime Darby Bhd.	24,105
62,400	Telekom Malaysia Bhd.	92,106
53,900	Tenaga Nasional Bhd.	162,520
10,700	United Plantations Bhd.	54,012
		993,747
	Mexico - 1.9%
18,100	Alfa SAB de CV Class A*	14,103
4,696	Arca Continental SAB de CV	49,119
220	Coca-Cola Femsa SAB de CV ADR	20,084
1,064	Fomento Economico Mexicano SAB de CV ADR	103,825
227	Gruma SAB de CV Class B	4,082
4,700	Grupo Aeroportuario del Centro Norte SAB de CV	46,177
10,247	Grupo Financiero Banorte SAB de CV Class O	71,164
26,172	Grupo Mexico SAB de CV Class B	130,794
11,163	Prologis Property Mexico SA de CV REIT	35,855
24,800	Wal-Mart de Mexico SAB de CV	68,576
		543,779
	Philippines - 1.5%
37,926	BDO Unibank, Inc.	101,600
22,780	International Container Terminal Services, Inc.	141,318
10,370	Manila Electric Co.	99,668
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Philippines - 1.5% - (continued)
14,070	Metropolitan Bank & Trust Co.	$17,949
2,415	PLDT, Inc.	53,638
		414,173
	Poland - 3.1%
2,633	Asseco Poland SA	107,275
770	Bank Polska Kasa Opieki SA	34,906
695	CCC SA*	41,937
328	Grupa Kety SA	69,947
17	LPP SA	77,197
8,666	ORLEN SA	152,091
8,640	Powszechna Kasa Oszczednosci Bank Polski SA	167,542
15,907	Powszechny Zaklad Ubezpieczen SA	229,704
		880,599
	Russia - 0.0%
70,980	Gazprom PJSC*(2)	—
3,097	Gazprom PJSC ADR*(2)	—
38,700	GMK Norilskiy Nickel PAO*(2)	—
310	LUKOIL PJSC*(2)	—
87	LUKOIL PJSC ADR*(2)	—
7	MMC Norilsk Nickel PJSC ADR*(2)	—
64,472	Sberbank of Russia PJSC*(2)	—
		—
	Saudi Arabia - 6.3%
3,774	Al Rajhi Bank	102,623
19,062	Arab National Bank	117,388
793	Arabian Internet & Communications Services Co.	64,267
8,200	Banque Saudi Fransi	40,660
8,651	Dar Al Arkan Real Estate Development Co.*	49,354
349	Elm Co.	90,248
12,424	Etihad Etisalat Co.	202,038
20,684	Jarir Marketing Co.	71,573
14,278	Riyad Bank	125,419
2,671	SABIC Agri-Nutrients Co.	75,478
30,339	Saudi Arabian Oil Co.(1)	216,355
4,990	Saudi Awwal Bank	49,885
13,371	Saudi Electricity Co.	56,890
41,546	Saudi Investment Bank	161,483
13,612	Saudi National Bank	130,093
18,652	Saudi Telecom Co.	225,499
		1,779,253
	South Africa - 2.3%
17,629	FirstRand Ltd.	68,860
8,882	Gold Fields Ltd. ADR	196,203
5,210	Harmony Gold Mining Co. Ltd. ADR	76,952
3,341	Mr. Price Group Ltd.	40,253
6,207	MTN Group Ltd.	41,588
1,580	Nedbank Group Ltd.	22,100
6,225	Old Mutual Ltd.	4,028
10,862	Standard Bank Group Ltd.	141,392
6,626	Vodacom Group Ltd.	45,196
		636,572
	South Korea - 11.5%
7,848	BNK Financial Group, Inc.	54,629
4,785	Coway Co. Ltd.	263,216
730	DB Insurance Co. Ltd.	43,924
3,228	Doosan Bobcat, Inc.	109,609
1,491	Hankook Tire & Technology Co. Ltd.	39,946
305	HD Hyundai Electric Co. Ltd.	60,482
65	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,873
2,231	HMM Co. Ltd.	29,636
2,248	Hyundai Glovis Co. Ltd.	171,596
The accompanying notes are an integral part of these financial statements.

21

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	South Korea - 11.5% - (continued)
819	Hyundai Mobis Co. Ltd.	$144,889
655	Hyundai Motor Co.	87,719
5,433	JB Financial Group Co. Ltd.	64,237
2,504	KB Financial Group, Inc.	134,340
3,363	Kia Corp.	210,801
118	Korea Zinc Co. Ltd.	62,346
2,897	Korean Air Lines Co. Ltd.	41,906
871	KT&G Corp.	59,802
1,320	LG Electronics, Inc.	69,205
421	LS Electric Co. Ltd.	50,120
629	NAVER Corp.	81,588
648	Orion Corp.	51,884
837	Samsung E&A Co. Ltd.	11,243
1,282	Samsung Electro-Mechanics Co. Ltd.	112,398
7,385	Samsung Electronics Co. Ltd.	289,883
655	Samsung Fire & Marine Insurance Co. Ltd.	159,024
1,594	Samsung SDS Co. Ltd.	125,788
226	Samyang Foods Co. Ltd.	131,993
2,100	SK Hynix, Inc.	271,966
957	SK Square Co. Ltd.*	60,702
5,025	SK Telecom Co. Ltd.	189,397
5,229	Woori Financial Group, Inc.	58,593
		3,251,735
	Taiwan - 14.3%
6,000	Accton Technology Corp.	104,088
4,000	Advantech Co. Ltd.	45,177
36,000	ASE Technology Holding Co. Ltd.	155,049
11,000	Asustek Computer, Inc.	201,762
4,000	Bizlink Holding, Inc.	60,718
3,000	Catcher Technology Co. Ltd.	18,929
37,000	Cathay Financial Holding Co. Ltd.	68,200
37,000	Chicony Electronics Co. Ltd.	187,215
10,000	Chroma ATE, Inc.	85,837
15,000	Chunghwa Telecom Co. Ltd.	58,053
103,000	Compal Electronics, Inc.	98,804
56,000	CTBC Financial Holding Co. Ltd.	66,537
12,000	Delta Electronics, Inc.	130,111
5,000	Elite Material Co. Ltd.	82,072
139,000	Eva Airways Corp.	169,760
21,000	Evergreen Marine Corp. Taiwan Ltd.	139,462
10,000	Far EasTone Telecommunications Co. Ltd.	27,709
11,000	Fubon Financial Holding Co. Ltd.	28,260
39,224	Hon Hai Precision Industry Co. Ltd.	172,478
4,000	International Games System Co. Ltd.	93,005
73,000	KGI Financial Holding Co. Ltd.	37,706
21,000	King Yuan Electronics Co. Ltd.	55,469
500	Largan Precision Co. Ltd.	35,464
32,245	Lite-On Technology Corp.	88,279
3,000	Lotes Co. Ltd.	124,238
5,000	MediaTek, Inc.	209,322
14,000	Micro-Star International Co. Ltd.	68,308
11,000	Novatek Microelectronics Corp.	180,559
63,000	Pegatron Corp.	159,196
6,000	President Chain Store Corp.	45,358
11,000	Quanta Computer, Inc.	74,377
10,000	Realtek Semiconductor Corp.	157,518
35,000	Taiwan Business Bank	15,390
17,000	Taiwan Mobile Co. Ltd.	59,649
1,500	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	249,000
34,000	Uni-President Enterprises Corp.	82,434
97,000	United Microelectronics Corp.	130,443
21,379	Vanguard International Semiconductor Corp.	59,947
27,686	Wistron Corp.	79,466
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.8% - (continued)
	Taiwan - 14.3% - (continued)
2,194	Yageo Corp.		$31,784
48,000	Yang Ming Marine Transport Corp.		107,558
			4,044,691
	Thailand - 3.5%
28,445	Advanced Info Service PCL NVDR		230,578
150,300	Bangkok Dusit Medical Services PCL NVDR		96,582
59,500	Delta Electronics Thailand PCL NVDR		115,317
22,300	Intouch Holdings PCL NVDR(2)		53,573
25,000	Kasikornbank PCL NVDR		119,013
140,900	Krung Thai Bank PCL NVDR		100,094
103,300	PTT PCL NVDR		97,438
826,800	Sansiri PCL NVDR		34,607
21,500	SCB X PCL NVDR		77,951
1,176,900	TMBThanachart Bank PCL NVDR		67,995
			993,148
	Turkey - 2.5%
115,534	Akbank TAS		159,026
8,983	BIM Birlesik Magazalar AS		108,441
21,594	KOC Holding AS		93,065
23,305	Mavi Giyim Sanayi Ve Ticaret AS Class B(1)		42,515
1,512	Migros Ticaret AS		19,726
69,075	Reysas Tasimacilik ve Lojistik Ticaret AS*		31,553
4,348	Turk Hava Yollari AO*		35,622
40,930	Turkcell Iletisim Hizmetleri AS		103,295
48,108	Turkiye Is Bankasi AS Class C		15,538
23,293	Turkiye Petrol Rafinerileri AS		84,679
			693,460
	United Kingdom - 0.4%
2,889	Anglogold Ashanti PLC		107,240
	United States - 0.6%
24,882	JBS SA		178,590
	Total Common Stocks (cost $24,833,172)		$27,327,689
PREFERRED STOCKS - 2.5%
	Brazil - 1.6%
64,390	Cia Energetica de Minas Gerais (Preference Shares)(3)		$115,343
18,940	Gerdau SA (Preference Shares)(3)		53,503
43,680	Petroleo Brasileiro SA (Preference Shares)(3)		283,388
			452,234
	Chile - 0.4%
29,026	Embotelladora Andina SA (Preference Shares)(3)		108,241
	Colombia - 0.5%
14,813	Bancolombia SA (Preference Shares)(3)		148,891
	Total Preferred Stocks (cost $628,935)		$709,366
	Total Long-Term Investments (cost $25,462,107)		$28,037,055
	Total Investments (cost $25,462,107)	99.3%	$28,037,055
	Other Assets and Liabilities	0.7%	186,535
	Net Assets	100.0%	$28,223,590
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

22

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At March 31, 2025, the aggregate value of these securities was
$1,233,560, representing 4.4% of net assets.

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.

Futures Contracts Outstanding at March 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	4	06/20/2025	$222,160	$(7,208)
Total futures contracts				$(7,208)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$27,327,689	$27,274,116	$—	$53,573
Preferred Stocks	709,366	709,366	—	—
Total	$28,037,055	$27,983,482	$—	$53,573
Liabilities
Futures Contracts(2)	$(7,208)	$(7,208)	$—	$—
Total	$(7,208)	$(7,208)	$—	$—

(1)	For the six-month period ended March 31, 2025, investments valued at $56,631 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

23

Hartford Multifactor International Small Company ETF
Schedule of Investments
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Australia - 5.5%
10,313	Australian Clinical Labs Ltd.(1)	$19,151
10,240	Charter Hall Retail REIT	22,844
383	Collins Foods Ltd.	2,048
606	Elders Ltd.	2,534
4,156	GrainCorp Ltd. Class A	17,637
1,582	McMillan Shakespeare Ltd.	14,442
6,053	Metcash Ltd.	11,919
1,980	New Hope Corp. Ltd.	4,578
25,787	Perenti Ltd.	21,452
14,198	Region RE Ltd. REIT	18,314
17,076	SRG Global Ltd.	12,556
5,010	Stanmore Resources Ltd.	6,619
4,751	Super Retail Group Ltd.	38,221
43,219	Tabcorp Holdings Ltd.	15,890
17,465	Ventia Services Group Pty. Ltd.	43,751
7,175	Yancoal Australia Ltd.	22,624
		274,580
	Belgium - 0.7%
182	Colruyt Group NV	7,471
3,752	Proximus SADP	27,661
		35,132
	Brazil - 0.7%
5,356	Cia de Saneamento de Minas Gerais Copasa MG	18,468
8,509	Odontoprev SA	15,510
		33,978
	Canada - 6.5%
224	Atco Ltd. Class I	7,801
531	Capital Power Corp.	17,647
2,046	Cascades, Inc.	13,789
1,911	Choice Properties REIT	18,522
546	Cogeco Communications, Inc.	26,624
1,648	Empire Co. Ltd. Class A	55,248
180	Enghouse Systems Ltd.	3,210
499	IGM Financial, Inc.	15,345
343	Killam Apartment REIT	4,173
1,242	Mullen Group Ltd.	10,787
968	North West Co., Inc.	34,194
716	Quebecor, Inc. Class B	18,064
1,445	Russel Metals, Inc.	39,467
558	SmartCentres REIT	9,805
162	Spin Master Corp.(2)	2,708
221	Stella-Jones, Inc.	10,478
301	TransAlta Corp.	2,809
1,513	Transcontinental, Inc. Class A	19,616
606	Winpak Ltd.	16,505
		326,792
	China - 5.6%
14,000	Anhui Expressway Co. Ltd. Class H	19,686
41,000	BAIC Motor Corp. Ltd. Class H(2)	10,645
500	Beijing Enterprises Holdings Ltd.	1,889
24,000	Bosideng International Holdings Ltd.	12,308
40,000	China Communications Services Corp. Ltd. Class H	21,902
2,000	China Medical System Holdings Ltd.	1,915
10,000	China Nonferrous Mining Corp. Ltd.	7,223
83,000	China Railway Signal & Communication Corp. Ltd. Class H(2)	34,244
20,000	China Resources Pharmaceutical Group Ltd.(2)	13,007
8,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	5,429
34,000	CITIC Telecom International Holdings Ltd.	9,964
34,000	Fufeng Group Ltd.	26,657
28,500	Genertec Universal Medical Group Co. Ltd.(2)	19,158
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	China - 5.6% - (continued)
4,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	$8,740
16,000	Jiangsu Expressway Co. Ltd. Class H	19,002
9,000	Kingboard Holdings Ltd.	25,622
1,500	Shanghai Conant Optical Co. Ltd. Class H	5,331
49,733	Shougang Fushan Resources Group Ltd.	16,172
6,000	VSTECS Holdings Ltd.	5,136
24,000	Zhejiang Expressway Co. Ltd. Class H	19,557
		283,587
	Denmark - 2.1%
831	D/S Norden AS	20,911
4,086	H Lundbeck AS	20,529
851	Spar Nord Bank AS*	25,690
643	Sydbank AS	40,200
		107,330
	Finland - 0.3%
89	Kemira OYJ	1,929
828	Tokmanni Group Corp.	11,332
		13,261
	France - 4.5%
1,324	Bouygues SA	52,073
1,163	Carrefour SA	16,608
277	Eiffage SA	32,091
493	Imerys SA	15,944
247	IPSOS SA	11,115
1,611	Mercialys SA REIT	20,186
1,438	Rubis SCA	40,449
321	Societe BIC SA	21,706
22	Trigano SA	2,455
436	Verallia SA(2)	13,470
		226,097
	Georgia - 0.7%
293	Lion Finance Group PLC	20,649
256	TBC Bank Group PLC	13,647
		34,296
	Germany - 2.3%
350	Bilfinger SE	25,028
927	Freenet AG	35,287
277	Fresenius Medical Care AG	13,656
56	Krones AG	7,586
187	SAF-Holland SE	3,289
2,360	Schaeffler AG*	9,713
1,791	Suedzucker AG	22,229
		116,788
	Hong Kong - 3.5%
7,400	Bank of East Asia Ltd.	11,052
2,400	Dah Sing Financial Holdings Ltd.	8,961
25,000	Grand Pharmaceutical Group Ltd.	19,376
3,000	Luk Fook Holdings International Ltd.	5,899
13,000	PCCW Ltd.	8,087
10,500	Stella International Holdings Ltd.	23,374
28,000	United Laboratories International Holdings Ltd.	52,615
3,400	VTech Holdings Ltd.	24,953
18,000	Wasion Holdings Ltd.	18,925
		173,242
	India - 10.1%
170	Ajanta Pharma Ltd.	5,217
317	Akzo Nobel India Ltd.	13,344
2,691	Alembic Pharmaceuticals Ltd.	29,272
384	Bombay Burmah Trading Co.	7,926
The accompanying notes are an integral part of these financial statements.

24

Hartford Multifactor International Small Company ETF
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	India - 10.1% - (continued)
755	Ceat Ltd.	$25,435
7,970	Chambal Fertilisers & Chemicals Ltd.	58,326
3,746	CMS Info Systems Ltd.	20,224
821	Concord Biotech Ltd.	16,143
5,337	EID Parry India Ltd.*	49,054
938	FDC Ltd.	4,323
5,087	GHCL Ltd.	36,593
54	GlaxoSmithKline Pharmaceuticals Ltd.	1,820
11,672	Karnataka Bank Ltd.	24,014
7,035	Karur Vysya Bank Ltd.	17,222
3,903	KNR Constructions Ltd.	10,417
150	KPR Mill Ltd.	1,591
2,524	Mahanagar Gas Ltd.(1)	40,957
6,440	Mindspace Business Parks REIT(2)	28,235
529	Narayana Hrudayalaya Ltd.(1)	10,472
571	Natco Pharma Ltd.	5,336
3,919	Paradeep Phosphates Ltd.(2)	4,742
9,114	Redington Ltd.	25,906
3,790	Time Technoplast Ltd.	18,521
63,992	Ujjivan Small Finance Bank Ltd.(2)	25,762
1,967	Vardhman Textiles Ltd.	9,094
528	Vijaya Diagnostic Centre Ltd.	6,222
1,274	Welspun Corp. Ltd.	12,965
		509,133
	Indonesia - 2.5%
58,400	Bank Tabungan Negara Persero Tbk. PT*	3,121
186,300	Bukit Asam Tbk. PT	28,350
82,200	Golden Agri-Resources Ltd.	16,512
16,800	Indo Tambangraya Megah Tbk. PT	23,283
185,300	Japfa Comfeed Indonesia Tbk. PT	22,491
146,500	Medikaloka Hermina Tbk. PT(1)	9,377
168,000	Mitra Adiperkasa Tbk. PT	13,696
405,400	Pakuwon Jati Tbk. PT	8,323
		125,153
	Israel - 1.7%
492	Ituran Location & Control Ltd.	17,791
25,480	Oil Refineries Ltd.	6,037
1,377	Plus500 Ltd.	48,771
213	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	15,236
		87,835
	Italy - 0.6%
556	ACEA SpA	11,441
6,395	Iren SpA	16,275
		27,716
	Japan - 14.5%
500	Adastria Co. Ltd.	9,523
400	Aeon Delight Co. Ltd.	14,418
400	Alpen Co. Ltd.	6,393
100	Amano Corp.	2,663
600	Arcs Co. Ltd.	11,668
1,300	Asanuma Corp.	6,068
1,100	Autobacs Seven Co. Ltd.	11,100
300	Avex, Inc.	2,572
1,000	Bunka Shutter Co. Ltd.	12,558
1,100	Canon Marketing Japan, Inc.	37,522
100	Chugoku Marine Paints Ltd.	1,412
3,200	Citizen Watch Co. Ltd.	19,088
1,100	DCM Holdings Co. Ltd.	10,232
300	Duskin Co. Ltd.	7,300
100	DyDo Group Holdings, Inc.	1,915
2,300	EDION Corp.	28,854
200	FCC Co. Ltd.	4,153
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Japan - 14.5% - (continued)
1,900	Geo Holdings Corp.	$23,048
500	Glory Ltd.	8,780
200	H.U. Group Holdings, Inc.	3,671
800	Happinet Corp.	27,498
400	Heiwado Co. Ltd.	6,794
200	Hogy Medical Co. Ltd.	6,420
300	Inaba Denki Sangyo Co. Ltd.	7,623
400	Juroku Financial Group, Inc.	12,920
900	Kaga Electronics Co. Ltd.	16,238
1,200	Kaken Pharmaceutical Co. Ltd.	35,958
1,000	Kandenko Co. Ltd.	17,915
700	Kanematsu Corp.	11,787
400	Kohnan Shoji Co. Ltd.	10,004
1,100	Kokuyo Co. Ltd.	20,994
600	Komeri Co. Ltd.	11,876
500	K's Holdings Corp.	4,552
300	Lintec Corp.	5,529
200	METAWATER Co. Ltd.	2,568
900	Mirait One Corp.	13,108
1,700	MIXI, Inc.	37,572
300	Nippn Corp.	4,353
900	Nippon Gas Co. Ltd.	13,427
100	Nisshin Oillio Group Ltd.	3,223
500	Nojima Corp.	8,459
500	Okamura Corp.	6,577
200	Paramount Bed Holdings Co. Ltd.	3,322
500	Raito Kogyo Co. Ltd.	8,232
2,400	Rengo Co. Ltd.	12,716
400	San-A Co. Ltd.	8,399
400	Sangetsu Corp.	7,778
300	Sanki Engineering Co. Ltd.	6,771
1,000	Senko Group Holdings Co. Ltd.	10,084
7,700	Senshu Ikeda Holdings, Inc.	22,399
400	SKY Perfect JSAT Holdings, Inc.	3,138
100	Suzuken Co. Ltd.	3,303
100	TKC Corp.	2,575
600	Toho Holdings Co. Ltd.	17,895
2,100	TOKAI Holdings Corp.	13,804
700	Tokyo Kiraboshi Financial Group, Inc.	27,290
100	Totetsu Kogyo Co. Ltd.	2,043
200	Transcosmos, Inc.	4,266
600	TV Asahi Holdings Corp.	10,171
400	Tv Tokyo Holdings Corp.	9,523
300	Uchida Yoko Co. Ltd.	15,407
800	Valor Holdings Co. Ltd.	12,786
2,000	Yellow Hat Ltd.	18,470
		728,705
	Jordan - 0.9%
1,802	Hikma Pharmaceuticals PLC	45,332
	Malaysia - 1.3%
63,000	Bermaz Auto Bhd.	15,759
44,100	IOI Properties Group Bhd.	19,677
44,200	Kossan Rubber Industries Bhd.	17,331
78,600	MBSB Bhd.	12,665
		65,432
	Mexico - 0.0%
900	Genomma Lab Internacional SAB de CV Class B	1,114
	Netherlands - 0.4%
154	EXOR NV	13,899
104	Koninklijke Vopak NV	4,505
		18,404
The accompanying notes are an integral part of these financial statements.

25

Hartford Multifactor International Small Company ETF
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Norway - 0.5%
12,470	MPC Container Ships ASA	$18,833
367	Stolt-Nielsen Ltd.	8,553
		27,386
	Philippines - 0.0%
600	DigiPlus Interactive Corp.	379
	Portugal - 0.4%
5,558	Navigator Co. SA	19,656
369	NOS SGPS SA	1,756
		21,412
	Singapore - 2.4%
24,500	ComfortDelGro Corp. Ltd.	26,613
50,100	Keppel REIT	32,056
13,500	Sheng Siong Group Ltd.	16,472
32,500	Wee Hur Holdings Ltd.	12,573
53,600	Yangzijiang Financial Holding Ltd.	31,703
		119,417
	South Africa - 0.1%
4,744	Netcare Ltd.	3,397
	South Korea - 5.0%
170	BGF retail Co. Ltd.	12,630
299	Binggrae Co. Ltd.	18,945
2,515	Cheil Worldwide, Inc.	30,778
253	CJ Corp.	19,982
294	Daesang Corp.	4,602
226	DongKook Pharmaceutical Co. Ltd.	2,243
264	Fila Holdings Corp.	6,804
1,282	Hyundai Marine & Fire Insurance Co. Ltd.*	19,023
2,513	Korean Reinsurance Co.	13,943
6,604	LG Uplus Corp.	46,195
156	NongShim Co. Ltd.	42,854
369	S-1 Corp.	16,138
560	Youngone Corp.	18,635
		252,772
	Spain - 2.3%
1,443	Logista Integral SA	45,796
17,295	Mapfre SA	53,094
243	Viscofan SA	16,773
		115,663
	Sweden - 0.6%
959	Arjo AB Class B	3,536
1,704	Betsson AB Class B	26,385
		29,921
	Switzerland - 6.0%
76	Allreal Holding AG	15,788
31	ALSO Holding AG	8,444
163	BKW AG	28,482
37	Bucher Industries AG	15,432
482	DKSH Holding AG	36,610
23	dormakaba Holding AG	17,105
5	Forbo Holding AG	4,538
559	Galenica AG(2)	50,230
36	Mobimo Holding AG*	12,716
300	PSP Swiss Property AG	46,861
42	Swatch Group AG	7,201
204	Swiss Prime Site AG	25,040
16	Swisscom AG	9,214
59	Valiant Holding AG	7,962
205	Vontobel Holding AG	14,852
		300,475
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Taiwan - 8.4%
3,000	Acter Group Corp. Ltd.	$31,850
4,000	Advancetek Enterprise Co. Ltd.	9,831
7,000	Arcadyan Technology Corp.	47,436
28,000	Cathay Real Estate Development Co. Ltd.	18,131
1,000	Cheng Uei Precision Industry Co. Ltd.	1,657
4,000	Chicony Power Technology Co. Ltd.	13,674
2,000	Farglory Land Development Co. Ltd.	4,156
1,000	FLEXium Interconnect, Inc.	1,816
1,000	Fusheng Precision Co. Ltd.	10,496
8,000	Getac Holdings Corp.*	27,347
2,000	Grape King Bio Ltd.	8,493
4,000	Greatek Electronics, Inc.	6,939
15,720	Hannstar Board Corp.	24,762
3,400	Huaku Development Co. Ltd.	11,264
18,000	Primax Electronics Ltd.	44,943
8,000	Radiant Opto-Electronics Corp.	43,370
2,000	Simplo Technology Co. Ltd.	22,468
10,000	Supreme Electronics Co. Ltd.	16,384
7,000	Systex Corp.	26,670
4,088	Taiwan Hon Chuan Enterprise Co. Ltd.	18,099
2,000	Topco Scientific Co. Ltd.	15,722
7,000	Tung Ho Steel Enterprise Corp.	15,011
		420,519
	Thailand - 2.2%
67,500	AP Thailand PCL NVDR	15,022
237,400	Chularat Hospital PCL NVDR	11,896
3,900	MBK PCL NVDR	1,954
12,700	Regional Container Lines PCL NVDR	8,798
2,400	Siam City Cement PCL NVDR	11,248
27,800	Supalai PCL NVDR	13,111
16,700	Thanachart Capital PCL NVDR	24,490
31,200	Tipco Asphalt PCL NVDR	13,060
4,100	Tisco Financial Group PCL NVDR	11,965
		111,544
	Turkey - 1.7%
6,307	Dogus Otomotiv Servis ve Ticaret AS	38,064
31,803	Reysas Gayrimenkul Yatirim Ortakligi AS REIT*	12,818
18,984	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	30,356
6,518	Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	3,378
		84,616
	United Kingdom - 3.4%
815	Computacenter PLC	25,710
268	Drax Group PLC	2,025
2,421	Halfords Group PLC	4,000
2,543	Mears Group PLC	12,752
511	Morgan Sindall Group PLC	21,766
7,576	PRS PLC REIT	11,304
4,108	QinetiQ Group PLC	20,478
12,088	Serco Group PLC	24,558
6,497	Serica Energy PLC	11,237
90	Spectris PLC	2,693
741	Telecom Plus PLC	16,642
312	TORM PLC Class A	5,096
2,545	Vesuvius PLC	12,828
		171,089
	United States - 0.5%
1,199	Signify NV(2)	25,826
	Total Common Stocks (cost $4,803,415)	$4,918,323
The accompanying notes are an integral part of these financial statements.

26

Hartford Multifactor International Small Company ETF
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.3%
	Brazil - 0.3%
3,851	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(3)		$7,221
2,247	Cia De Sanena Do Parana (Preference Shares)(3)		2,111
7,682	Marcopolo SA (Preference Shares)(3)		8,208
			17,540
	Germany - 1.0%
79	FUCHS SE (Preference Shares)(3)		3,782
1,193	Porsche Automobil Holding SE (Preference Shares)(3)		44,537
			48,319
	Total Preferred Stocks (cost $72,439)		$65,859
RIGHTS - 0.0%
	Thailand - 0.0%
390	MBK PCL*(4)(5)		$115
	Total Rights (cost $—)		$115
	Total Long-Term Investments (cost $4,875,854)		$4,984,297
	Total Investments (cost $4,875,854)	99.2%	$4,984,297
	Other Assets and Liabilities	0.8%	38,265
	Net Assets	100.0%	$5,022,562
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2025, the aggregate value of these securities was $79,957, representing 1.6% of net assets.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At March 31, 2025, the aggregate value of these securities was
$228,027, representing 4.5% of net assets.

(3)	Currently no rate available.
(4)	Investment valued using significant unobservable inputs.
(5)	Currently no expiration date available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$4,918,323	$4,918,323	$—	$—
Preferred Stocks	65,859	65,859	—	—
Rights	115	—	—	115
Total	$4,984,297	$4,984,182	$—	$115

(1)	For the six-month period ended March 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

27

Hartford Multifactor Small Cap ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 1.8%
7,987	Garrett Motion, Inc.	$66,851
1,955	Patrick Industries, Inc.	165,315
4,521	Phinia, Inc.	191,826
5,397	Standard Motor Products, Inc.	134,547
		558,539
	Banks - 12.3%
1,112	Ameris Bancorp	64,018
1,725	Arrow Financial Corp.	45,350
1,863	Associated Banc-Corp.	41,973
1,273	Banner Corp.	81,179
275	Business First Bancshares, Inc.	6,696
2,024	Cathay General Bancorp	87,093
5,807	Central Pacific Financial Corp.	157,021
75	City Holding Co.	8,810
2,936	CNB Financial Corp.	65,326
1,231	Community Trust Bancorp, Inc.	61,993
220	Customers Bancorp, Inc.*	11,044
1,127	Enterprise Financial Services Corp.	60,565
4,743	Financial Institutions, Inc.	118,385
4,600	First BanCorp	88,182
112	First Bancorp/Southern Pines NC	4,496
3,838	First Busey Corp.	82,901
398	First Commonwealth Financial Corp.	6,185
3,168	First Financial Bancorp	79,137
1,803	First Financial Corp.	88,311
2,403	First Hawaiian, Inc.	58,729
1,686	First Merchants Corp.	68,182
4,784	Fulton Financial Corp.	86,543
6,008	Hanmi Financial Corp.	136,141
20,366	Heritage Commerce Corp.	193,884
975	Hilltop Holdings, Inc.	29,689
215	HomeTrust Bancshares, Inc.	7,370
20,670	Hope Bancorp, Inc.	216,415
2,716	Independent Bank Corp.	83,626
2,015	International Bancshares Corp.	127,066
1,344	National Bank Holdings Corp. Class A	51,435
1,384	NBT Bancorp, Inc.	59,374
4,985	Northeast Community Bancorp, Inc.	116,849
4,388	Northwest Bancshares, Inc.	52,744
475	OceanFirst Financial Corp.	8,080
4,343	OFG Bancorp	173,807
3,235	Peoples Bancorp, Inc.	95,950
2,573	Preferred Bank	215,257
2,683	Renasant Corp.	91,034
2,884	S&T Bancorp, Inc.	106,852
2,410	Shore Bancshares, Inc.	32,631
559	Simmons First National Corp. Class A	11,476
1,746	Stellar Bancorp, Inc.	48,294
235	Third Coast Bancshares, Inc.*	7,842
3,896	Towne Bank	133,204
805	TriCo Bancshares	32,176
4,122	TrustCo Bank Corp.	125,639
2,853	Univest Financial Corp.	80,911
6,159	Veritex Holdings, Inc.	153,790
214	WaFd, Inc.	6,116
2,555	WesBanco, Inc.	79,103
		3,848,874
	Capital Goods - 7.5%
72	Alamo Group, Inc.	12,831
2,576	Apogee Enterprises, Inc.	119,346
1,560	Argan, Inc.	204,625
4,586	Atmus Filtration Technologies, Inc.	168,444
786	Blue Bird Corp.*	25,443
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Capital Goods - 7.5% - (continued)
4,454	DNOW, Inc.*	$76,074
1,195	DXP Enterprises, Inc.*	98,301
866	Global Industrial Co.	19,398
1,758	GMS, Inc.*	128,633
702	Greenbrier Cos., Inc.	35,956
4,352	Hyster-Yale, Inc.	180,782
912	IES Holdings, Inc.*	150,580
2,300	Karat Packaging, Inc.	61,134
1,879	LSI Industries, Inc.	31,943
1,978	Masterbrand, Inc.*	25,833
121	McGrath RentCorp	13,479
2,773	Miller Industries, Inc.	117,492
4,327	MRC Global, Inc.*	49,674
1,806	MSC Industrial Direct Co., Inc. Class A	140,272
777	Preformed Line Products Co.	108,850
5,760	REV Group, Inc.	182,016
5,516	Rush Enterprises, Inc. Class A	294,610
1,001	Tennant Co.	79,830
		2,325,546
	Commercial & Professional Services - 7.0%
1,583	ABM Industries, Inc.	74,971
3,457	Barrett Business Services, Inc.	142,256
2,971	Brady Corp. Class A	209,871
4,482	Civeo Corp.	103,086
1,523	CSG Systems International, Inc.	92,096
7,654	Deluxe Corp.	121,010
9,482	Ennis, Inc.	190,493
3,711	Heidrick & Struggles International, Inc.	158,942
6,011	HNI Corp.	266,588
5,505	IBEX Holdings Ltd.*	134,047
3,347	Interface, Inc.	66,404
634	Kelly Services, Inc. Class A	8,350
1,686	Kforce, Inc.	82,429
414	ManpowerGroup, Inc.	23,962
3,089	Pitney Bowes, Inc.	27,955
12,625	Resources Connection, Inc.	82,567
21,281	Steelcase, Inc. Class A	233,240
318	UniFirst Corp.	55,332
12,126	Virco Mfg. Corp.	114,712
		2,188,311
	Consumer Discretionary Distribution & Retail - 4.8%
7,517	Buckle, Inc.	288,051
4,207	Build-A-Bear Workshop, Inc.	156,374
768	Dillard's, Inc. Class A	275,044
4,807	Haverty Furniture Cos., Inc.	94,794
6,044	J Jill, Inc.	118,039
1,903	Kohl's Corp.	15,567
10,360	Nordstrom, Inc.	253,302
58	Penske Automotive Group, Inc.	8,351
340	Shoe Carnival, Inc.	7,477
740	Signet Jewelers Ltd.	42,964
6,910	Upbound Group, Inc.	165,564
1,522	Urban Outfitters, Inc.*	79,753
		1,505,280
	Consumer Durables & Apparel - 3.4%
1,490	Acushnet Holdings Corp.	102,303
2,412	Carter's, Inc.	98,651
7,045	Ethan Allen Interiors, Inc.	195,147
396	G-III Apparel Group Ltd.*	10,831
4,252	Hamilton Beach Brands Holding Co. Class A	82,616
1,084	JAKKS Pacific, Inc.	26,742
5,194	La-Z-Boy, Inc.	203,033
The accompanying notes are an integral part of these financial statements.

28

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Consumer Durables & Apparel - 3.4% - (continued)
4,786	Levi Strauss & Co. Class A	$74,614
1,984	Movado Group, Inc.	33,173
1,537	Oxford Industries, Inc.	90,176
2,863	Smith & Wesson Brands, Inc.	26,683
465	Steven Madden Ltd.	12,388
1,249	Sturm Ruger & Co., Inc.	49,073
4,694	Superior Group of Cos., Inc.	51,352
		1,056,782
	Consumer Services - 1.8%
2,594	ADT, Inc.	21,115
144	Biglari Holdings, Inc. Class B*	31,182
36	Graham Holdings Co. Class B	34,591
5,802	Laureate Education, Inc.*	118,651
12,550	Perdoceo Education Corp.	316,009
1,161	Travel & Leisure Co.	53,742
		575,290
	Consumer Staples Distribution & Retail - 3.2%
1,214	Andersons, Inc.	52,117
3,555	Ingles Markets, Inc. Class A	231,537
3,496	Natural Grocers by Vitamin Cottage, Inc.	140,539
1,624	PriceSmart, Inc.	142,669
7,836	SpartanNash Co.	158,757
3,413	Weis Markets, Inc.	262,972
		988,591
	Energy - 3.5%
1,011	California Resources Corp.	44,454
2,108	CNX Resources Corp.*	66,360
4,366	Energy Services of America Corp.	41,259
9,359	FutureFuel Corp.	36,500
10,826	Granite Ridge Resources, Inc.	65,822
893	Gulfport Energy Corp.*	164,437
934	International Seaways, Inc.	31,009
7,954	Liberty Energy, Inc.	125,912
2,858	Northern Oil & Gas, Inc.	86,397
2,157	Peabody Energy Corp.	29,227
541	PrimeEnergy Resources Corp.*	123,288
4,827	Ranger Energy Services, Inc. Class A	68,495
989	Riley Exploration Permian, Inc.	28,849
1,747	Select Water Solutions, Inc.	18,344
32,460	VAALCO Energy, Inc.	122,050
1,951	World Kinect Corp.	55,330
		1,107,733
	Equity Real Estate Investment Trusts (REITs) - 6.3%
771	Acadia Realty Trust REIT	16,153
2,204	Alexander & Baldwin, Inc. REIT	37,975
927	American Assets Trust, Inc. REIT	18,670
6,347	American Healthcare, Inc. REIT	192,314
15,496	Apple Hospitality, Inc. REIT	200,053
5,392	Broadstone Net Lease, Inc. REIT	91,880
692	COPT Defense Properties REIT	18,871
5,620	CTO Realty Growth, Inc. REIT	108,522
2,352	EPR Properties REIT	123,739
454	Four Corners Property Trust, Inc. REIT	13,030
2,852	Getty Realty Corp. REIT	88,925
1,998	Highwoods Properties, Inc. REIT	59,221
1,169	Innovative Industrial Properties, Inc. REIT	63,231
4,209	LTC Properties, Inc. REIT	149,209
1,425	LXP Industrial Trust REIT	12,326
849	National Health Investors, Inc. REIT	62,707
827	One Liberty Properties, Inc. REIT	21,725
7,801	Outfront Media, Inc. REIT	125,908
13,263	Park Hotels & Resorts, Inc. REIT	141,649
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 6.3% - (continued)
5,817	RLJ Lodging Trust REIT	$45,896
2,886	Sabra Health Care, Inc. REIT	50,418
3,532	SITE Centers Corp. REIT	45,351
17,367	Sunstone Hotel Investors, Inc. REIT	163,424
453	UMH Properties, Inc. REIT	8,471
4,137	Urban Edge Properties REIT	78,603
1,976	Whitestone REIT	28,790
		1,967,061
	Financial Services - 1.8%
8,777	Acacia Research Corp.*	28,086
4,043	Bread Financial Holdings, Inc.	202,473
5,225	Chicago Atlantic Real Estate Finance, Inc. REIT	76,808
2,856	Enact Holdings, Inc.	99,246
3,625	EZCORP, Inc. Class A*	53,360
884	Federated Hermes, Inc.	36,041
858	Oppenheimer Holdings, Inc. Class A	51,163
		547,177
	Food, Beverage & Tobacco - 2.1%
9,841	Flowers Foods, Inc.	187,077
1,015	John B Sanfilippo & Son, Inc.	71,923
2,625	Pilgrim's Pride Corp.*	143,089
3,836	Universal Corp.	215,008
2,106	WK Kellogg Co.	41,972
		659,069
	Health Care Equipment & Services - 11.5%
1,288	Addus HomeCare Corp.*	127,370
800	Amedisys, Inc.*	74,104
5,793	Bioventus, Inc. Class A*	53,006
8,202	BrightSpring Health Services, Inc.*	148,374
864	CONMED Corp.	52,177
2,097	CorVel Corp.*	234,801
6,064	Cross Country Healthcare, Inc.*	90,293
43,036	DocGo, Inc.*	113,615
4,761	Electromed, Inc.*	113,598
17,972	Embecta Corp.	229,143
4,752	HealthStream, Inc.	152,919
1,441	iRadimed Corp.	75,624
1,366	Kewaunee Scientific Corp.*	53,793
2,615	LeMaitre Vascular, Inc.	219,399
2,516	National HealthCare Corp.	233,485
2,038	National Research Corp.	26,086
7,874	OraSure Technologies, Inc.*	26,535
10,292	Patterson Cos., Inc.	321,522
3,002	Pediatrix Medical Group, Inc.*	43,499
17,643	Premier, Inc. Class A	340,157
2,055	Pro-Dex, Inc.*	101,887
12,823	Select Medical Holdings Corp.	214,144
3,292	Semler Scientific, Inc.*	119,170
17,425	Sensus Healthcare, Inc.*	82,420
8,959	Tactile Systems Technology, Inc.*	118,438
2,461	TruBridge, Inc.*	67,727
1,420	Utah Medical Products, Inc.	79,577
9,749	Viemed Healthcare, Inc.*	70,973
		3,583,836
	Household & Personal Products - 0.3%
521	Lifevantage Corp.	7,596
2,005	Oil-Dri Corp. of America	92,070
		99,666
	Insurance - 3.6%
5,736	CNO Financial Group, Inc.	238,905
4,378	Employers Holdings, Inc.	221,702
The accompanying notes are an integral part of these financial statements.

29

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 3.6% - (continued)
136	HCI Group, Inc.	$20,295
1,870	Horace Mann Educators Corp.	79,905
1,817	Mercury General Corp.	101,570
997	Safety Insurance Group, Inc.	78,643
7,409	SiriusPoint Ltd.*	128,102
73	Stewart Information Services Corp.	5,209
4,000	United Fire Group, Inc.	117,840
6,143	Universal Insurance Holdings, Inc.	145,589
		1,137,760
	Materials - 3.2%
367	Alpha Metallurgical Resources, Inc.*	45,967
3,299	Greif, Inc. Class A	181,412
425	Hawkins, Inc.	45,016
72	NewMarket Corp.	40,784
1,174	Olympic Steel, Inc.	37,005
2,236	Ramaco Resources, Inc. Class A	18,402
1,294	Ryerson Holding Corp.	29,710
17,000	SunCoke Energy, Inc.	156,400
3,551	Sylvamo Corp.	238,166
4,624	Warrior Met Coal, Inc.	220,657
		1,013,519
	Media & Entertainment - 1.9%
1,629	John Wiley & Sons, Inc. Class A	72,588
12,068	Outbrain, Inc.*	45,014
2,698	Scholastic Corp.	50,938
461	Shutterstock, Inc.	8,588
17,562	TEGNA, Inc.	319,980
1,668	Travelzoo*	22,735
1,694	Yelp, Inc.*	62,729
		582,572
	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
2,884	ACADIA Pharmaceuticals, Inc.*	47,903
1,376	ADMA Biologics, Inc.*	27,300
3,018	Amphastar Pharmaceuticals, Inc.*	87,492
13,162	Catalyst Pharmaceuticals, Inc.*	319,179
5,566	Collegium Pharmaceutical, Inc.*	166,145
9,462	Harmony Biosciences Holdings, Inc.*	314,044
11,158	Innoviva, Inc.*	202,295
21,643	Organon & Co.	322,264
734	Pacira BioSciences, Inc.*	18,240
281	Perrigo Co. PLC	7,879
7,940	Phibro Animal Health Corp. Class A	169,598
957	Prestige Consumer Healthcare, Inc.*	82,273
1,391	Protagonist Therapeutics, Inc.*	67,269
10,293	Puma Biotechnology, Inc.*	30,467
31,230	SIGA Technologies, Inc.*	171,140
9,000	Supernus Pharmaceuticals, Inc.*	294,750
		2,328,238
	Real Estate Management & Development - 0.5%
4,341	Five Point Holdings LLC Class A*	23,181
4,412	Newmark Group, Inc. Class A	53,694
4,781	RMR Group, Inc. Class A	79,604
		156,479
	Semiconductors & Semiconductor Equipment - 0.7%
9,028	Amkor Technology, Inc.	163,046
2,753	Photronics, Inc.*	57,152
		220,198
	Software & Services - 2.0%
11,385	A10 Networks, Inc.	186,031
7,312	Adeia, Inc.	96,665
5,332	Hackett Group, Inc.	155,801
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Software & Services - 2.0% - (continued)
772	OneSpan, Inc.	$11,773
1,202	Progress Software Corp.	61,915
4,338	Teradata Corp.*	97,518
		609,703
	Technology Hardware & Equipment - 6.9%
3,413	Bel Fuse, Inc. Class B	255,497
6,085	Benchmark Electronics, Inc.	231,413
1,999	BK Technologies Corp.*	78,401
8,768	CompoSecure, Inc. Class A	95,308
2,313	Crane NXT Co.	118,888
15,941	Daktronics, Inc.*	194,161
2,517	Diebold Nixdorf, Inc.*	110,043
2,287	ePlus, Inc.*	139,576
24,442	Immersion Corp.	185,270
1,568	M-Tron Industries, Inc.*	69,839
572	Napco Security Technologies, Inc.	13,167
837	OSI Systems, Inc.*	162,663
2,557	PC Connection, Inc.	159,608
566	Plexus Corp.*	72,522
644	ScanSource, Inc.*	21,902
560	TTM Technologies, Inc.*	11,486
13,579	Vishay Intertechnology, Inc.	215,906
668	Vishay Precision Group, Inc.*	16,092
		2,151,742
	Telecommunication Services - 1.2%
5,396	IDT Corp. Class B	276,869
6,281	Spok Holdings, Inc.	103,259
		380,128
	Transportation - 1.6%
2,067	Covenant Logistics Group, Inc.	45,887
2,404	Hub Group, Inc. Class A	89,357
1,195	Matson, Inc.	153,163
4,189	Schneider National, Inc. Class B	95,719
2,604	Universal Logistics Holdings, Inc.	68,329
1,146	Werner Enterprises, Inc.	33,578
		486,033
	Utilities - 3.2%
548	ALLETE, Inc.	36,004
2,814	Avista Corp.	117,822
181	Black Hills Corp.	10,978
2,430	Consolidated Water Co. Ltd.	59,511
10,226	MDU Resources Group, Inc.	172,922
252	Northwest Natural Holding Co.	10,765
1,723	Northwestern Energy Group, Inc.	99,710
623	ONE Gas, Inc.	47,092
1,076	Otter Tail Corp.	86,478
2,518	Portland General Electric Co.	112,303
854	Spire, Inc.	66,825
2,177	TXNM Energy, Inc.	116,426
819	Unitil Corp.	47,248
		984,084
	Total Common Stocks (cost $29,781,638)	$31,062,211
The accompanying notes are an integral part of these financial statements.

30

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Technology Hardware & Equipment - 0.0%
439	M-Tron Industries, Inc. Expires 02/28/2028*(1)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $29,781,638)		$31,062,211
	Total Investments (cost $29,781,638)	99.6%	$31,062,211
	Other Assets and Liabilities	0.4%	110,229
	Net Assets	100.0%	$31,172,440
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.

Futures Contracts Outstanding at March 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	06/20/2025	$101,355	$(1,684)
Total futures contracts				$(1,684)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$31,062,211	$31,062,211	$—	$—
Warrants	—	—	—	—
Total	$31,062,211	$31,062,211	$—	$—
Liabilities
Futures Contracts(2)	$(1,684)	$(1,684)	$—	$—
Total	$(1,684)	$(1,684)	$—	$—

(1)	For the six-month period ended March 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

31

Hartford Multifactor US Equity ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.1%
4,139	Autoliv, Inc.	$366,095
	Banks - 2.7%
8,602	Bank of America Corp.	358,961
21,365	Bank OZK	928,309
20,250	Citigroup, Inc.	1,437,548
574	Cullen/Frost Bankers, Inc.	71,865
14,900	Fifth Third Bancorp	584,080
55,806	Huntington Bancshares, Inc.	837,648
11,763	JP Morgan Chase & Co.	2,885,464
12,304	M&T Bank Corp.	2,199,340
2,725	PNC Financial Services Group, Inc.	478,973
5,358	Popular, Inc.	494,919
19,052	U.S. Bancorp	804,375
3,241	UMB Financial Corp.	327,665
10,968	Wells Fargo & Co.	787,393
		12,196,540
	Capital Goods - 6.7%
11,705	3M Co.	1,718,996
562	AAON, Inc.	43,909
3,477	Acuity, Inc.	915,668
16,268	Allison Transmission Holdings, Inc.	1,556,360
3,333	Applied Industrial Technologies, Inc.	751,058
2,842	Beacon Roofing Supply, Inc.*	351,555
1,509	Boise Cascade Co.	148,018
3,791	Caterpillar, Inc.	1,250,272
6,674	Cummins, Inc.	2,091,899
1,232	Deere & Co.	578,239
12,732	Donaldson Co., Inc.	853,808
3,476	Dover Corp.	610,664
79	Dycom Industries, Inc.*	12,035
3,406	EMCOR Group, Inc.	1,258,960
27,903	Fastenal Co.	2,163,878
7,413	Ferguson Enterprises, Inc.	1,187,785
1,593	Honeywell International, Inc.	337,318
7,204	Illinois Tool Works, Inc.	1,786,664
221	Lennox International, Inc.	123,943
1,912	Lockheed Martin Corp.	854,109
12,329	Masco Corp.	857,359
13,684	Mueller Industries, Inc.	1,041,900
4,944	Oshkosh Corp.	465,131
15,408	Otis Worldwide Corp.	1,590,106
1,220	Owens Corning	174,240
11,948	PACCAR, Inc.	1,163,377
5,092	Snap-on, Inc.	1,716,055
1,731	Toro Co.	125,930
2,151	Trane Technologies PLC	724,715
1,943	UFP Industries, Inc.	207,979
3,808	Valmont Industries, Inc.	1,086,689
201	Watsco, Inc.	102,168
531	Watts Water Technologies, Inc. Class A	108,281
2,619	WW Grainger, Inc.	2,587,127
		30,546,195
	Commercial & Professional Services - 2.7%
2,391	Broadridge Financial Solutions, Inc.	579,722
7,156	Cintas Corp.	1,470,773
39,866	Genpact Ltd.	2,008,449
1,091	Maximus, Inc.	74,395
9,791	Paychex, Inc.	1,510,556
2,391	Republic Services, Inc.	579,005
27,367	Robert Half, Inc.	1,492,870
6,536	Rollins, Inc.	353,140
19,823	Veralto Corp.	1,931,751
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Commercial & Professional Services - 2.7% - (continued)
4,412	Verisk Analytics, Inc.	$1,313,099
4,738	Waste Management, Inc.	1,096,894
		12,410,654
	Consumer Discretionary Distribution & Retail - 6.0%
12,082	Amazon.com, Inc.*	2,298,721
1,667	AutoNation, Inc.*	269,921
506	AutoZone, Inc.*	1,929,267
16,763	Bath & Body Works, Inc.	508,254
26,622	Best Buy Co., Inc.	1,959,646
4,139	Dick's Sporting Goods, Inc.	834,257
30,496	eBay, Inc.	2,065,494
47,825	Gap, Inc.	985,673
2,376	Group 1 Automotive, Inc.	907,513
8,747	Home Depot, Inc.	3,205,688
8,173	Lowe's Cos., Inc.	1,906,189
4,347	Murphy USA, Inc.	2,042,264
1,392	O'Reilly Automotive, Inc.*	1,994,151
3,511	Ross Stores, Inc.	448,671
13,398	TJX Cos., Inc.	1,631,876
26,312	Tractor Supply Co.	1,449,791
1,855	Ulta Beauty, Inc.*	679,932
12,920	Williams-Sonoma, Inc.	2,042,652
		27,159,960
	Consumer Durables & Apparel - 1.5%
2,420	Deckers Outdoor Corp.*	270,580
1,187	DR Horton, Inc.	150,903
4,828	Garmin Ltd.	1,048,304
25,048	Kontoor Brands, Inc.	1,606,328
11,230	Mattel, Inc.*	218,199
6,598	NIKE, Inc. Class B	418,841
56	NVR, Inc.*	405,686
8,261	PulteGroup, Inc.	849,231
4,293	Ralph Lauren Corp.	947,637
17,660	Skechers USA, Inc. Class A*	1,002,735
947	Tapestry, Inc.	66,678
		6,985,122
	Consumer Services - 2.1%
367	Booking Holdings, Inc.	1,690,736
477	Domino's Pizza, Inc.	219,158
29,082	Frontdoor, Inc.*	1,117,330
5,620	Grand Canyon Education, Inc.*	972,372
31,963	H&R Block, Inc.	1,755,088
2,172	McDonald's Corp.	678,468
854	Starbucks Corp.	83,769
11,340	Stride, Inc.*	1,434,510
9,013	Yum! Brands, Inc.	1,418,286
		9,369,717
	Consumer Staples Distribution & Retail - 4.2%
173,447	Albertsons Cos., Inc. Class A	3,814,100
6,785	BJ's Wholesale Club Holdings, Inc.*	774,169
1,135	Casey's General Stores, Inc.	492,635
2,144	Costco Wholesale Corp.	2,027,752
77,434	Kroger Co.	5,241,507
23,118	Sysco Corp.	1,734,775
6,769	Target Corp.	706,413
50,314	Walmart, Inc.	4,417,066
		19,208,417
	Energy - 3.1%
20,487	Baker Hughes Co.	900,404
5,336	Cheniere Energy, Inc.	1,234,750
9,224	Chevron Corp.	1,543,083
The accompanying notes are an integral part of these financial statements.

32

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Energy - 3.1% - (continued)
10,423	ConocoPhillips	$1,094,623
32,738	EOG Resources, Inc.	4,198,321
26,991	Exxon Mobil Corp.	3,210,040
3,076	Hess Corp.	491,329
540	Texas Pacific Land Corp.	715,495
4,764	Valero Energy Corp.	629,182
		14,017,227
	Equity Real Estate Investment Trusts (REITs) - 1.4%
6,973	Agree Realty Corp. REIT	538,246
3,058	AvalonBay Communities, Inc. REIT	656,308
5,046	Equity Residential REIT	361,193
2,222	Gaming & Leisure Properties, Inc. REIT	113,100
4,021	Lamar Advertising Co. Class A, REIT	457,509
6,113	Realty Income Corp. REIT	354,615
5,315	Simon Property Group, Inc. REIT	882,715
66,572	VICI Properties, Inc. REIT	2,171,579
4,893	Welltower, Inc. REIT	749,656
1,346	WP Carey, Inc. REIT	84,946
		6,369,867
	Financial Services - 4.0%
29,821	Bank of New York Mellon Corp.	2,501,087
6,630	Berkshire Hathaway, Inc. Class B*	3,531,005
681	Capital One Financial Corp.	122,103
1,044	CME Group, Inc.	276,963
6,694	Interactive Brokers Group, Inc. Class A	1,108,459
5,590	Janus Henderson Group PLC	202,079
2,927	Mastercard, Inc. Class A	1,604,347
6,086	MGIC Investment Corp.	150,811
13,868	Northern Trust Corp.	1,368,078
4,155	Raymond James Financial, Inc.	577,171
25,850	State Street Corp.	2,314,351
31,183	Synchrony Financial	1,650,828
9,181	T Rowe Price Group, Inc.	843,459
4,670	Visa, Inc. Class A	1,636,648
		17,887,389
	Food, Beverage & Tobacco - 2.3%
57,337	Altria Group, Inc.	3,441,367
36,907	Cal-Maine Foods, Inc.	3,354,846
2,998	Ingredion, Inc.	405,360
3,458	Kellanova	285,250
6,578	PepsiCo, Inc.	986,305
12,153	Philip Morris International, Inc.	1,929,046
		10,402,174
	Health Care Equipment & Services - 6.3%
12,041	Abbott Laboratories	1,597,239
1,338	Becton Dickinson & Co.	306,482
10,736	Boston Scientific Corp.*	1,083,048
20,862	Cardinal Health, Inc.	2,874,158
4,559	Cencora, Inc.	1,267,812
999	Chemed Corp.	614,705
39,799	CVS Health Corp.	2,696,382
1,612	DaVita, Inc.*	246,588
6,804	Elevance Health, Inc.	2,959,468
787	Encompass Health Corp.	79,707
1,537	GE HealthCare Technologies, Inc.	124,051
2,268	HCA Healthcare, Inc.	783,707
7,954	Henry Schein, Inc.*	544,770
10,303	Humana, Inc.	2,726,174
2,624	McKesson Corp.	1,765,926
19,812	Medtronic PLC	1,780,306
5,666	Quest Diagnostics, Inc.	958,687
5,319	ResMed, Inc.	1,190,658
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 6.3% - (continued)
1,764	Stryker Corp.	$656,649
7,741	UnitedHealth Group, Inc.	4,054,349
		28,310,866
	Household & Personal Products - 1.0%
12,631	Colgate-Palmolive Co.	1,183,525
22,835	Kenvue, Inc.	547,583
15,655	Kimberly-Clark Corp.	2,226,454
2,957	Procter & Gamble Co.	503,932
		4,461,494
	Insurance - 5.6%
4,094	Aflac, Inc.	455,212
9,101	Allstate Corp.	1,884,544
9,822	American International Group, Inc.	853,925
6,430	Arch Capital Group Ltd.	618,437
842	Assurant, Inc.	176,610
16,124	Axis Capital Holdings Ltd.	1,616,270
3,852	Chubb Ltd.	1,163,266
8,681	Cincinnati Financial Corp.	1,282,357
2,703	Everest Group Ltd.	982,081
1,860	Hanover Insurance Group, Inc.	323,547
3,142	Lincoln National Corp.	112,829
6,153	Loews Corp.	565,522
1,200	Markel Group, Inc.*	2,243,532
17,467	MetLife, Inc.	1,402,425
55,614	Old Republic International Corp.	2,181,181
1,116	Progressive Corp.	315,839
21,123	Prudential Financial, Inc.	2,359,017
1,153	RenaissanceRe Holdings Ltd.	276,720
8,540	Travelers Cos., Inc.	2,258,488
32,761	Unum Group	2,668,711
725	White Mountains Insurance Group Ltd.	1,396,212
		25,136,725
	Materials - 3.4%
2,383	Air Products & Chemicals, Inc.	702,794
12,871	Amcor PLC	124,849
2,056	AptarGroup, Inc.	305,069
10,999	Berry Global Group, Inc.	767,840
3,453	Cabot Corp.	287,082
19,635	CF Industries Holdings, Inc.	1,534,475
2,095	Corteva, Inc.	131,838
4,735	CRH PLC	416,538
3,266	Eastman Chemical Co.	287,767
5,032	Ecolab, Inc.	1,275,713
25,161	Graphic Packaging Holding Co.	653,180
6,975	Louisiana-Pacific Corp.	641,561
2,572	Packaging Corp. of America	509,308
9,860	PPG Industries, Inc.	1,078,191
7,539	Reliance, Inc.	2,176,886
16,757	RPM International, Inc.	1,938,450
20,051	Sealed Air Corp.	579,474
5,423	Sherwin-Williams Co.	1,893,657
741	Steel Dynamics, Inc.	92,684
		15,397,356
	Media & Entertainment - 5.0%
35,778	Alphabet, Inc. Class A	5,532,710
1,213	Charter Communications, Inc. Class A*	447,027
45,653	Comcast Corp. Class A	1,684,596
13,555	Electronic Arts, Inc.	1,958,968
56,796	Fox Corp. Class A	3,214,653
1,757	Live Nation Entertainment, Inc.*	229,429
17,670	Match Group, Inc.	551,304
7,425	Meta Platforms, Inc. Class A	4,279,473
The accompanying notes are an integral part of these financial statements.

33

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Media & Entertainment - 5.0% - (continued)
2,379	Netflix, Inc.*	$2,218,489
26,701	New York Times Co. Class A	1,324,370
5,427	Nexstar Media Group, Inc.	972,627
		22,413,646
	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
7,794	AbbVie, Inc.	1,632,999
71,682	Alkermes PLC*	2,366,940
57,829	Bristol-Myers Squibb Co.	3,526,991
19,936	Corcept Therapeutics, Inc.*	2,277,090
2,884	Eli Lilly & Co.	2,381,924
84,344	Exelixis, Inc.*	3,113,981
36,493	Gilead Sciences, Inc.	4,089,041
20,128	Incyte Corp.*	1,218,750
1,174	Intra-Cellular Therapies, Inc.*	154,874
5,429	Jazz Pharmaceuticals PLC*	674,010
18,117	Johnson & Johnson	3,004,523
32,675	Merck & Co., Inc.	2,932,908
40,593	Pfizer, Inc.	1,028,627
4,283	United Therapeutics Corp.*	1,320,320
1,367	Waters Corp.*	503,835
3,347	Zoetis, Inc.	551,084
		30,777,897
	Real Estate Management & Development - 0.1%
3,355	CBRE Group, Inc. Class A*	438,767
	Semiconductors & Semiconductor Equipment - 3.0%
3,588	Applied Materials, Inc.	520,690
16,348	Broadcom, Inc.	2,737,146
10,496	Cirrus Logic, Inc.*	1,045,979
980	KLA Corp.	666,204
10,082	Lam Research Corp.	732,961
25,989	NVIDIA Corp.	2,816,688
5,460	NXP Semiconductors NV	1,037,728
17,529	QUALCOMM, Inc.	2,692,630
7,865	Texas Instruments, Inc.	1,413,340
		13,663,366
	Software & Services - 11.6%
8,070	Accenture PLC Class A	2,518,163
11,022	ACI Worldwide, Inc.*	603,014
790	ANSYS, Inc.*	250,082
1,020	Appfolio, Inc. Class A*	224,298
1,892	AppLovin Corp. Class A*	501,323
2,353	Atlassian Corp. Class A*	499,330
5,933	Autodesk, Inc.*	1,553,259
42,617	Box, Inc. Class A*	1,315,161
3,830	Cadence Design Systems, Inc.*	974,084
21,032	Clearwater Analytics Holdings, Inc. Class A*	563,658
49,585	Cognizant Technology Solutions Corp. Class A	3,793,252
10,510	Commvault Systems, Inc.*	1,658,058
518	Datadog, Inc. Class A*	51,391
10,974	Docusign, Inc.*	893,284
24,642	Dolby Laboratories, Inc. Class A	1,978,999
133,531	Dropbox, Inc. Class A*	3,566,613
1,117	Fair Isaac Corp.*	2,059,927
24,699	Fortinet, Inc.*	2,377,526
4,980	Gartner, Inc.*	2,090,305
5,278	Gen Digital, Inc.	140,078
18,484	GoDaddy, Inc. Class A*	3,329,708
1,748	HubSpot, Inc.*	998,615
10,193	InterDigital, Inc.	2,107,403
15,304	International Business Machines Corp.	3,805,493
154	Intuit, Inc.	94,554
39,631	Kyndryl Holdings, Inc.*	1,244,413
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 11.6% - (continued)
11,011	Microsoft Corp.	$4,133,419
567	Nutanix, Inc. Class A*	39,582
13,824	Oracle Corp.	1,932,733
1,657	Palo Alto Networks, Inc.*	282,750
12,971	Pegasystems, Inc.	901,744
747	Roper Technologies, Inc.	440,416
4,350	Salesforce, Inc.	1,167,366
1,112	ServiceNow, Inc.*	885,308
162	Synopsys, Inc.*	69,474
11,465	VeriSign, Inc.*	2,910,620
640	Workday, Inc. Class A*	149,459
5,121	Zoom Communications, Inc.*	377,776
		52,482,638
	Technology Hardware & Equipment - 11.8%
28,285	Amphenol Corp. Class A	1,855,213
22,003	Apple, Inc.	4,887,526
13,631	Arista Networks, Inc.*	1,056,130
1,134	Arrow Electronics, Inc.*	117,743
49,248	Avnet, Inc.	2,368,336
4,356	Badger Meter, Inc.	828,729
9,078	Belden, Inc.	910,070
9,991	CDW Corp.	1,601,158
9,546	Ciena Corp.*	576,865
66,002	Cisco Systems, Inc.	4,072,983
39,702	Corning, Inc.	1,817,558
29,027	Dell Technologies, Inc. Class C	2,645,811
7,119	F5, Inc.*	1,895,576
18,518	Flex Ltd.*	612,576
230,426	Hewlett Packard Enterprise Co.	3,555,473
181,057	HP, Inc.	5,013,468
14,430	Jabil, Inc.	1,963,490
14,206	Juniper Networks, Inc.	514,115
8,954	Keysight Technologies, Inc.*	1,341,041
7,129	Motorola Solutions, Inc.	3,121,148
46,995	NetApp, Inc.	4,128,041
9,470	Pure Storage, Inc. Class A*	419,237
15,627	Sanmina Corp.*	1,190,465
13,406	TD SYNNEX Corp.	1,393,688
19,726	TE Connectivity PLC	2,787,678
2,085	Teledyne Technologies, Inc.*	1,037,725
5,128	Trimble, Inc.*	336,653
38,658	Vontier Corp.	1,269,915
		53,318,411
	Telecommunication Services - 2.8%
167,067	AT&T, Inc.	4,724,655
13,513	T-Mobile U.S., Inc.	3,604,052
93,065	Verizon Communications, Inc.	4,221,428
		12,550,135
	Transportation - 1.3%
22,641	CH Robinson Worldwide, Inc.	2,318,438
2,922	Delta Air Lines, Inc.	127,399
6,119	FedEx Corp.	1,491,690
2,802	Landstar System, Inc.	420,860
11,260	Ryder System, Inc.	1,619,301
		5,977,688
	Utilities - 4.3%
11,796	Ameren Corp.	1,184,319
8,487	American Electric Power Co., Inc.	927,375
8,045	Consolidated Edison, Inc.	889,697
9,486	Dominion Energy, Inc.	531,880
8,405	DTE Energy Co.	1,162,159
9,714	Duke Energy Corp.	1,184,817
The accompanying notes are an integral part of these financial statements.

34

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Utilities - 4.3% - (continued)
20,468	Entergy Corp.		$1,749,809
7,152	Evergy, Inc.		493,130
34,801	Exelon Corp.		1,603,630
9,447	National Fuel Gas Co.		748,108
12,711	NRG Energy, Inc.		1,213,392
5,640	OGE Energy Corp.		259,214
25,457	PPL Corp.		919,252
7,861	Public Service Enterprise Group, Inc.		646,960
12,343	Southern Co.		1,134,939
2,807	Talen Energy Corp.*		560,474
30,718	UGI Corp.		1,015,844
6,472	Vistra Corp.		760,072
8,832	WEC Energy Group, Inc.		962,511
23,120	Xcel Energy, Inc.		1,636,665
			19,584,247
	Total Common Stocks (cost $396,619,140)		$451,432,593
	Total Investments (cost $396,619,140)	99.8%	$451,432,593
	Other Assets and Liabilities	0.2%	1,118,279
	Net Assets	100.0%	$452,550,872
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.

Futures Contracts Outstanding at March 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	3	06/20/2025	$847,988	$(5,828)
Total futures contracts				$(5,828)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$451,432,593	$451,432,593	$—	$—
Total	$451,432,593	$451,432,593	$—	$—
Liabilities
Futures Contracts(2)	$(5,828)	$(5,828)	$—	$—
Total	$(5,828)	$(5,828)	$—	$—

(1)	For the six-month period ended March 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

35

Hartford US Quality Growth ETF
Schedule of Investments
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 2.9%
4,898	Tesla, Inc.*	$1,269,366
	Banks - 0.9%
1,699	JP Morgan Chase & Co.	416,765
	Capital Goods - 4.4%
238	3M Co.	34,953
1,446	A.O. Smith Corp.	94,510
165	Acuity, Inc.	43,453
77	Applied Industrial Technologies, Inc.	17,351
684	Boise Cascade Co.	67,094
1,086	Builders FirstSource, Inc.*	135,685
362	Caterpillar, Inc.	119,388
48	Cummins, Inc.	15,045
597	Donaldson Co., Inc.	40,035
2,591	Fastenal Co.	200,932
1,263	Ferguson Enterprises, Inc.	202,370
757	Illinois Tool Works, Inc.	187,744
101	Lennox International, Inc.	56,644
1,475	Masco Corp.	102,571
1,135	Otis Worldwide Corp.	117,132
285	SiteOne Landscape Supply, Inc.*	34,610
741	Toro Co.	53,908
261	Trane Technologies PLC	87,936
88	UFP Industries, Inc.	9,419
56	United Rentals, Inc.	35,095
155	Watts Water Technologies, Inc. Class A	31,608
233	WW Grainger, Inc.	230,164
		1,917,647
	Commercial & Professional Services - 1.3%
963	Cintas Corp.	197,925
219	Paychex, Inc.	33,787
33	Paycom Software, Inc.	7,210
2,780	Robert Half, Inc.	151,649
527	Rollins, Inc.	28,474
1,413	Veralto Corp.	137,697
132	Verisk Analytics, Inc.	39,286
		596,028
	Consumer Discretionary Distribution & Retail - 9.0%
806	Abercrombie & Fitch Co. Class A*	61,554
10,124	Amazon.com, Inc.*	1,926,192
29	AutoZone, Inc.*	110,571
1,974	Bath & Body Works, Inc.	59,852
683	Best Buy Co., Inc.	50,276
308	Chewy, Inc. Class A*	10,013
421	eBay, Inc.	28,514
560	Etsy, Inc.*	26,421
2,869	Gap, Inc.	59,130
2,350	Home Depot, Inc.	861,251
774	Lowe's Cos., Inc.	180,520
100	O'Reilly Automotive, Inc.*	143,258
327	Ross Stores, Inc.	41,787
1,184	TJX Cos., Inc.	144,211
1,565	Tractor Supply Co.	86,232
153	Ulta Beauty, Inc.*	56,081
628	Williams-Sonoma, Inc.	99,287
		3,945,150
	Consumer Durables & Apparel - 1.2%
364	Crocs, Inc.*	38,657
625	Deckers Outdoor Corp.*	69,881
384	Kontoor Brands, Inc.	24,626
326	Lululemon Athletica, Inc.*	92,278
2,422	NIKE, Inc. Class B	153,748
10	NVR, Inc.*	72,444
119	PulteGroup, Inc.	12,233
581	PVH Corp.	37,556
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Durables & Apparel - 1.2% - (continued)
52	Ralph Lauren Corp.	$11,478
232	Skechers USA, Inc. Class A*	13,173
		526,074
	Consumer Services - 0.7%
35	Booking Holdings, Inc.	161,242
945	Frontdoor, Inc.*	36,307
893	H&R Block, Inc.	49,034
399	Yum! Brands, Inc.	62,787
		309,370
	Consumer Staples Distribution & Retail - 4.9%
4,419	Albertsons Cos., Inc. Class A	97,174
891	Costco Wholesale Corp.	842,690
2,189	Kroger Co.	148,174
1,660	Sysco Corp.	124,566
1,045	Target Corp.	109,056
9,472	Walmart, Inc.	831,547
		2,153,207
	Energy - 4.3%
4,996	ChampionX Corp.	148,881
1,310	ConocoPhillips	137,576
2,217	EOG Resources, Inc.	284,308
8,404	Exxon Mobil Corp.	999,488
520	Hess Corp.	83,060
85	Texas Pacific Land Corp.	112,624
2,275	Weatherford International PLC	121,826
		1,887,763
	Equity Real Estate Investment Trusts (REITs) - 0.4%
140	American Tower Corp. REIT	30,464
83	Equinix, Inc. REIT	67,674
372	Iron Mountain, Inc. REIT	32,007
500	Lamar Advertising Co. Class A, REIT	56,890
		187,035
	Financial Services - 4.7%
1,195	Berkshire Hathaway, Inc. Class B*	636,433
1,312	Mastercard, Inc. Class A	719,133
2,000	Visa, Inc. Class A	700,920
		2,056,486
	Food, Beverage & Tobacco - 0.8%
2,211	Altria Group, Inc.	132,704
242	Monster Beverage Corp.*	14,162
985	PepsiCo, Inc.	147,691
307	Philip Morris International, Inc.	48,730
		343,287
	Health Care Equipment & Services - 4.8%
676	Abbott Laboratories	89,671
80	Align Technology, Inc.*	12,709
157	Boston Scientific Corp.*	15,838
69	Chemed Corp.	42,457
601	Dexcom, Inc.*	41,042
244	Edwards Lifesciences Corp.*	17,685
356	Elevance Health, Inc.	154,846
2,145	Hims & Hers Health, Inc.*	63,385
470	Humana, Inc.	124,362
431	IDEXX Laboratories, Inc.*	180,999
351	Inspire Medical Systems, Inc.*	55,907
1,141	Lantheus Holdings, Inc.*	111,362
282	Medtronic PLC	25,341
319	ResMed, Inc.	71,408
197	Stryker Corp.	73,333
1,972	UnitedHealth Group, Inc.	1,032,835
		2,113,180
	Household & Personal Products - 0.4%
1,040	Colgate-Palmolive Co.	97,448
The accompanying notes are an integral part of these financial statements.

36

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Household & Personal Products - 0.4% - (continued)
502	Kimberly-Clark Corp.	$71,395
146	Procter & Gamble Co.	24,881
		193,724
	Materials - 2.0%
138	Avery Dennison Corp.	24,560
192	Cabot Corp.	15,963
364	Ecolab, Inc.	92,281
757	Louisiana-Pacific Corp.	69,629
1,115	PPG Industries, Inc.	121,925
492	Reliance, Inc.	142,065
1,129	RPM International, Inc.	130,603
781	Sherwin-Williams Co.	272,717
		869,743
	Media & Entertainment - 11.4%
13,342	Alphabet, Inc. Class A	2,063,207
1,253	Electronic Arts, Inc.	181,083
5,207	Match Group, Inc.	162,458
2,772	Meta Platforms, Inc. Class A	1,597,670
951	Netflix, Inc.*	886,836
758	New York Times Co. Class A	37,597
2,243	Pinterest, Inc. Class A*	69,533
		4,998,384
	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
437	AbbVie, Inc.	91,560
4,616	Alkermes PLC*	152,420
89	Alnylam Pharmaceuticals, Inc.*	24,032
2,456	Bristol-Myers Squibb Co.	149,791
1,143	Corcept Therapeutics, Inc.*	130,554
1,018	Eli Lilly & Co.	840,776
3,779	Exelixis, Inc.*	139,521
1,645	Gilead Sciences, Inc.	184,322
1,305	Incyte Corp.*	79,018
1,080	Johnson & Johnson	179,107
2,508	Merck & Co., Inc.	225,118
150	Mettler-Toledo International, Inc.*	177,137
225	Regeneron Pharmaceuticals, Inc.	142,702
231	Vertex Pharmaceuticals, Inc.*	111,993
159	Waters Corp.*	58,603
1,151	Zoetis, Inc.	189,512
		2,876,166
	Real Estate Management & Development - 0.7%
2,391	CoStar Group, Inc.*	189,439
1,518	Zillow Group, Inc. Class C*	104,074
		293,513
	Semiconductors & Semiconductor Equipment - 10.7%
1,618	Applied Materials, Inc.	234,804
6,038	Broadcom, Inc.	1,010,942
1,564	Cirrus Logic, Inc.*	155,861
328	KLA Corp.	222,974
3,211	Lam Research Corp.	233,440
942	Lattice Semiconductor Corp.*	49,408
193	Monolithic Power Systems, Inc.	111,936
18,787	NVIDIA Corp.	2,036,135
810	NXP Semiconductors NV	153,949
364	ON Semiconductor Corp.*	14,811
1,884	QUALCOMM, Inc.	289,401
572	Teradyne, Inc.	47,247
704	Texas Instruments, Inc.	126,509
		4,687,417
	Software & Services - 18.2%
690	Accenture PLC Class A	215,308
748	Adobe, Inc.*	286,880
132	ANSYS, Inc.*	41,786
713	Appfolio, Inc. Class A*	156,789
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 18.2% - (continued)
896	AppLovin Corp. Class A*	$237,413
783	Atlassian Corp. Class A*	166,160
719	Autodesk, Inc.*	188,234
4,362	Box, Inc. Class A*	134,611
820	Cadence Design Systems, Inc.*	208,551
1,385	Clearwater Analytics Holdings, Inc. Class A*	37,118
818	Cloudflare, Inc. Class A*	92,180
2,437	Cognizant Technology Solutions Corp. Class A	186,431
880	Commvault Systems, Inc.*	138,829
418	Crowdstrike Holdings, Inc. Class A*	147,378
1,188	Datadog, Inc. Class A*	117,861
1,951	Docusign, Inc.*	158,811
518	Dolby Laboratories, Inc. Class A	41,601
9,083	Dropbox, Inc. Class A*	242,607
293	Elastic NV*	26,106
43	EPAM Systems, Inc.*	7,260
129	Fair Isaac Corp.*	237,897
1,754	Fortinet, Inc.*	168,840
422	Gartner, Inc.*	177,130
623	Gitlab, Inc. Class A*	29,281
640	GoDaddy, Inc. Class A*	115,290
275	HubSpot, Inc.*	157,105
492	International Business Machines Corp.	122,341
327	Intuit, Inc.	200,775
1,283	Kyndryl Holdings, Inc.*	40,286
722	Manhattan Associates, Inc.*	124,935
5,621	Microsoft Corp.	2,110,067
25	MongoDB, Inc.*	4,385
1,767	Nutanix, Inc. Class A*	123,354
621	Oracle Corp.	86,822
1,841	Palantir Technologies, Inc. Class A*	155,380
676	Palo Alto Networks, Inc.*	115,353
1,635	Pegasystems, Inc.	113,665
477	Procore Technologies, Inc.*	31,492
960	Qualys, Inc.*	120,893
552	Salesforce, Inc.	148,135
512	Samsara, Inc. Class A*	19,625
237	ServiceNow, Inc.*	188,685
117	SPS Commerce, Inc.*	15,529
412	Synopsys, Inc.*	176,686
592	Tenable Holdings, Inc.*	20,708
2,664	UiPath, Inc. Class A*	27,439
855	VeriSign, Inc.*	217,059
484	Workday, Inc. Class A*	113,029
366	Zoom Communications, Inc.*	27,000
		8,021,100
	Technology Hardware & Equipment - 8.9%
1,425	Amphenol Corp. Class A	93,466
9,525	Apple, Inc.	2,115,788
1,527	Arista Networks, Inc.*	118,312
186	Badger Meter, Inc.	35,387
909	CDW Corp.	145,676
2,595	Cisco Systems, Inc.	160,137
1,506	Dell Technologies, Inc. Class C	137,272
207	F5, Inc.*	55,118
6,973	HP, Inc.	193,082
756	Keysight Technologies, Inc.*	113,226
475	Motorola Solutions, Inc.	207,960
2,832	NetApp, Inc.	248,763
1,907	Pure Storage, Inc. Class A*	84,423
799	TE Connectivity PLC	112,915
2,587	Vontier Corp.	84,983
		3,906,508
The accompanying notes are an integral part of these financial statements.

37

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Telecommunication Services - 0.2%
146	T-Mobile U.S., Inc.		$38,940
735	Verizon Communications, Inc.		33,339
			72,279
	Transportation - 0.5%
535	CH Robinson Worldwide, Inc.		54,784
117	FedEx Corp.		28,522
512	Landstar System, Inc.		76,903
178	Old Dominion Freight Line, Inc.		29,450
449	Uber Technologies, Inc.*		32,714
			222,373
	Utilities - 0.1%
105	Duke Energy Corp.		12,807
79	NextEra Energy, Inc.		5,600
326	Southern Co.		29,976
			48,383
	Total Common Stocks (cost $45,946,581)		$43,910,948
	Total Investments (cost $45,946,581)	99.9%	$43,910,948
	Other Assets and Liabilities	0.1%	28,264
	Net Assets	100.0%	$43,939,212
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$43,910,948	$43,910,948	$—	$—
Total	$43,910,948	$43,910,948	$—	$—

(1)	For the six-month period ended March 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

38

Hartford US Value ETF
Schedule of Investments
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Banks - 10.5%
8,826	Bank of America Corp.	$368,309
10,428	Bank OZK	453,097
11,091	Citigroup, Inc.	787,350
4,231	Columbia Banking System, Inc.	105,521
5,974	Fifth Third Bancorp	234,181
11,933	Huntington Bancshares, Inc.	179,114
2,349	JP Morgan Chase & Co.	576,210
3,156	M&T Bank Corp.	564,135
2,003	PNC Financial Services Group, Inc.	352,067
1,447	Popular, Inc.	133,660
15,503	U.S. Bancorp	654,537
203	UMB Financial Corp.	20,523
8,315	Wells Fargo & Co.	596,934
270	Zions Bancorp NA	13,462
		5,039,100
	Capital Goods - 5.2%
2,764	3M Co.	405,921
4,799	Boise Cascade Co.	470,734
1,402	Caterpillar, Inc.	462,380
468	Cummins, Inc.	146,690
46	Deere & Co.	21,590
339	Fastenal Co.	26,289
506	Ferguson Enterprises, Inc.	81,076
1,704	Illinois Tool Works, Inc.	422,609
531	Oshkosh Corp.	49,957
1,168	WESCO International, Inc.	181,390
218	WW Grainger, Inc.	215,347
		2,483,983
	Commercial & Professional Services - 1.0%
395	Cintas Corp.	81,184
3,191	Genpact Ltd.	160,763
4,448	Robert Half, Inc.	242,638
		484,585
	Consumer Discretionary Distribution & Retail - 3.7%
5,093	Bath & Body Works, Inc.	154,420
5,836	Best Buy Co., Inc.	429,588
33,074	Gap, Inc.	681,655
350	Home Depot, Inc.	128,271
1,130	Lowe's Cos., Inc.	263,550
181	TJX Cos., Inc.	22,046
662	Williams-Sonoma, Inc.	104,662
		1,784,192
	Consumer Services - 0.3%
27	Booking Holdings, Inc.	124,387
	Consumer Staples Distribution & Retail - 3.3%
25,554	Albertsons Cos., Inc. Class A	561,933
11,588	Kroger Co.	784,392
65	Target Corp.	6,783
2,684	Walmart, Inc.	235,628
		1,588,736
	Energy - 11.2%
10,982	APA Corp.	230,842
1,898	Baker Hughes Co.	83,417
6,500	ChampionX Corp.	193,700
4,911	Chevron Corp.	821,561
8,369	ConocoPhillips	878,912
3,257	Core Natural Resources, Inc.	251,115
1,475	Devon Energy Corp.	55,165
7,882	EOG Resources, Inc.	1,010,788
5,668	Exxon Mobil Corp.	674,095
455	Hess Corp.	72,677
13,093	Ovintiv, Inc.	560,380
9,429	Permian Resources Corp.	130,592
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Energy - 11.2% - (continued)
1,488	Valero Energy Corp.	$196,520
4,058	Weatherford International PLC	217,306
		5,377,070
	Equity Real Estate Investment Trusts (REITs) - 3.5%
448	Equinix, Inc. REIT	365,277
4,353	Lamar Advertising Co. Class A, REIT	495,284
1,074	Simon Property Group, Inc. REIT	178,370
16,759	VICI Properties, Inc. REIT	546,679
514	Welltower, Inc. REIT	78,750
		1,664,360
	Financial Services - 14.6%
7,500	Bank of New York Mellon Corp.	629,025
1,628	Berkshire Hathaway, Inc. Class B*	867,040
2,428	Capital One Financial Corp.	435,340
204	Discover Financial Services	34,823
124	Goldman Sachs Group, Inc.	67,740
521	Interactive Brokers Group, Inc. Class A	86,272
6,713	Janus Henderson Group PLC	242,675
1,262	Mastercard, Inc. Class A	691,728
3,336	MGIC Investment Corp.	82,666
842	Moody's Corp.	392,111
1,216	Morgan Stanley	141,871
36	MSCI, Inc.	20,358
3,590	Northern Trust Corp.	354,154
7,261	PayPal Holdings, Inc.*	473,780
131	Raymond James Financial, Inc.	18,197
8,812	State Street Corp.	788,938
11,944	Synchrony Financial	632,315
6,101	T Rowe Price Group, Inc.	560,499
1,434	Visa, Inc. Class A	502,560
		7,022,092
	Food, Beverage & Tobacco - 1.3%
7,108	Altria Group, Inc.	426,622
2,250	Cal-Maine Foods, Inc.	204,525
		631,147
	Health Care Equipment & Services - 4.9%
377	Cardinal Health, Inc.	51,939
9,268	CVS Health Corp.	627,907
2,326	Elevance Health, Inc.	1,011,717
1,021	Humana, Inc.	270,157
1,030	Medtronic PLC	92,556
518	UnitedHealth Group, Inc.	271,302
		2,325,578
	Insurance - 7.3%
460	Allstate Corp.	95,252
706	American International Group, Inc.	61,380
1,350	Axis Capital Holdings Ltd.	135,324
886	Chubb Ltd.	267,563
1,488	Cincinnati Financial Corp.	219,807
10,533	Lincoln National Corp.	378,240
207	Markel Group, Inc.*	387,009
1,552	MetLife, Inc.	124,610
7,912	Old Republic International Corp.	310,309
67	Progressive Corp.	18,962
6,063	Prudential Financial, Inc.	677,116
1,066	Travelers Cos., Inc.	281,914
6,239	Unum Group	508,229
6	White Mountains Insurance Group Ltd.	11,555
		3,477,270
	Materials - 3.7%
1,832	Cabot Corp.	152,313
3,202	Commercial Metals Co.	147,324
3,855	Louisiana-Pacific Corp.	354,583
1,743	Reliance, Inc.	503,291
The accompanying notes are an integral part of these financial statements.

39

Hartford US Value ETF
Schedule of Investments – (continued)
March 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Materials - 3.7% - (continued)
957	RPM International, Inc.	$110,706
1,123	Sherwin-Williams Co.	392,140
1,031	Steel Dynamics, Inc.	128,957
		1,789,314
	Media & Entertainment - 3.2%
4,767	Alphabet, Inc. Class A	737,169
3,277	Comcast Corp. Class A	120,921
199	Fox Corp. Class A	11,263
1,193	Meta Platforms, Inc. Class A	687,598
		1,556,951
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
4,974	Alkermes PLC*	164,241
8,941	Bristol-Myers Squibb Co.	545,312
9,044	Exelixis, Inc.*	333,905
7,243	Gilead Sciences, Inc.	811,578
2,411	Johnson & Johnson	399,840
4,667	Merck & Co., Inc.	418,910
		2,673,786
	Real Estate Management & Development - 1.2%
1,111	CBRE Group, Inc. Class A*	145,297
6,576	Zillow Group, Inc. Class C*	450,850
		596,147
	Semiconductors & Semiconductor Equipment - 1.4%
2,008	NVIDIA Corp.	217,627
2,808	QUALCOMM, Inc.	431,337
		648,964
	Software & Services - 1.1%
140	Accenture PLC Class A	43,686
657	AppLovin Corp. Class A*	174,085
2,015	Cognizant Technology Solutions Corp. Class A	154,147
2,066	Dropbox, Inc. Class A*	55,183
338	International Business Machines Corp.	84,047
		511,148
	Technology Hardware & Equipment - 5.3%
686	Apple, Inc.	152,381
4,060	Cisco Systems, Inc.	250,543
2,640	Dell Technologies, Inc. Class C	240,636
46,101	Hewlett Packard Enterprise Co.	711,338
32,145	HP, Inc.	890,095
3,515	NetApp, Inc.	308,758
		2,553,751
	Telecommunication Services - 3.5%
30,543	AT&T, Inc.	863,756
846	T-Mobile U.S., Inc.	225,637
12,646	Verizon Communications, Inc.	573,622
		1,663,015
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Transportation - 1.5%
255	CH Robinson Worldwide, Inc.		$26,112
1,459	Delta Air Lines, Inc.		63,613
582	FedEx Corp.		141,880
3,477	Ryder System, Inc.		500,027
			731,632
	Utilities - 6.5%
1,112	Constellation Energy Corp.		224,213
357	DTE Energy Co.		49,362
3,398	Duke Energy Corp.		414,454
3,086	Entergy Corp.		263,822
6,362	Exelon Corp.		293,161
274	National Fuel Gas Co.		21,698
258	NextEra Energy, Inc.		18,290
5,773	NRG Energy, Inc.		551,091
4,421	Southern Co.		406,511
13,088	UGI Corp.		432,820
2,103	Vistra Corp.		246,976
2,435	Xcel Energy, Inc.		172,374
			3,094,772
	Total Common Stocks (cost $48,458,847)		$47,821,980
	Total Investments (cost $48,458,847)	99.8%	$47,821,980
	Other Assets and Liabilities	0.2%	111,238
	Net Assets	100.0%	$47,933,218
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$47,821,980	$47,821,980	$—	$—
Total	$47,821,980	$47,821,980	$—	$—

(1)	For the six-month period ended March 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

40

Hartford Systematic ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
Bhd	Berhad
GDR	Global Depositary Receipt
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka

41

Hartford Systematic ETFs
 Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	Hartford Disciplined US Equity ETF	Hartford Longevity Economy ETF	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Diversified International ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor International Small Company ETF	Hartford Multifactor Small Cap ETF
Assets:
Investments in securities, at market value	$136,106,647	$11,937,176	$1,093,712,008	$18,618,889	$28,037,055	$4,984,297	$31,062,211
Cash	378,929	7,887	1,883,739	18,956	19,957	1,719	46,487
Cash collateral due from broker on futures contracts	50,000	—	270,000	31,000	48,000	—	41,000
Foreign currency	—	—	360,351	14,507	41,600	5,393	871
Receivables:
Investment securities sold	—	—	—	—	—	10	56,010
Dividends and interest	133,109	10,423	5,727,400	107,853	130,086	32,494	44,774
Securities lending income	—	1	7,891	30	20	6	3
Variation margin on futures contracts	2,621	—	—	—	—	—	—
Tax reclaims	—	—	3,858,388	21,815	9,600	737	1,098
Total assets	136,671,306	11,955,487	1,105,819,777	18,813,050	28,286,318	5,024,656	31,252,454
Liabilities:
Payables:
Investment securities purchased	—	—	381,300	22,475	1,438	—	70,451
Investment advisory fees	21,981	4,544	276,848	4,713	10,692	2,094	9,054
Variation margin on futures contracts	—	—	77,800	1,255	604	—	509
Foreign taxes	—	—	—	—	49,994	—	—
Total liabilities	21,981	4,544	735,948	28,443	62,728	2,094	80,014
Net assets	$136,649,325	$11,950,943	$1,105,083,829	$18,784,607	$28,223,590	$5,022,562	$31,172,440
Summary of Net Assets:
Paid-in-capital	$124,190,491	$13,623,680	$1,338,760,355	$17,585,461	$45,639,215	$4,999,224	$40,608,685
Distributable earnings (loss)	12,458,834	(1,672,737)	(233,676,526)	1,199,146	(17,415,625)	23,338	(9,436,245)
Net assets	136,649,325	11,950,943	1,105,083,829	18,784,607	28,223,590	5,022,562	31,172,440
Net asset value per share	54.12	29.88	30.91	28.90	23.52	50.23	40.22
Shares issued and outstanding	2,525,000	400,000	35,750,000	650,000	1,200,000	100,000	775,000
Cost of investments	$121,068,485	$10,780,534	$952,952,563	$16,268,486	$25,462,107	$4,875,854	$29,781,638
Cost of foreign currency	$—	$—	$361,162	$14,519	$41,594	$5,403	$830
The accompanying notes are an integral part of these financial statements.

42

Hartford Systematic ETFs
 Statements of Assets and Liabilities – (continued)
March 31, 2025 (Unaudited)

	Hartford Multifactor US Equity ETF	Hartford US Quality Growth ETF	Hartford US Value ETF
Assets:
Investments in securities, at market value	$451,432,593	$43,910,948	$47,821,980
Cash	555,143	23,551	45,308
Cash collateral due from broker on futures contracts	95,000	—	—
Receivables:
Dividends and interest	536,492	17,755	77,801
Variation margin on futures contracts	4,554	—	—
Total assets	452,623,782	43,952,254	47,945,089
Liabilities:
Payables:
Investment advisory fees	72,910	13,042	11,871
Total liabilities	72,910	13,042	11,871
Net assets	$452,550,872	$43,939,212	$47,933,218
Summary of Net Assets:
Paid-in-capital	$447,320,020	$46,411,769	$50,038,513
Distributable earnings (loss)	5,230,852	(2,472,557)	(2,105,295)
Net assets	452,550,872	43,939,212	47,933,218
Net asset value per share	50.71	48.82	47.93
Shares issued and outstanding	8,925,000	900,000	1,000,000
Cost of investments	$396,619,140	$45,946,581	$48,458,847
The accompanying notes are an integral part of these financial statements.

43

Hartford Systematic ETFs
 Statements of Operations
For the Six-Month Period Ended March 31, 2025 (Unaudited)

	Hartford Disciplined US Equity ETF	Hartford Longevity Economy ETF	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Diversified International ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor International Small Company ETF	Hartford Multifactor Small Cap ETF
Investment Income:
Dividends	$1,230,457	$99,436	$17,461,102	$412,982	$551,504	$82,716	$418,026
Non-cash dividends	742	—	—	—	—	3,595	61,702
Interest	6,881	241	73,298	1,292	1,545	102	2,826
Securities lending — net	—	956	93,551	810	720	14	1,771
Less: Foreign tax withheld	(533)	(143)	(1,686,970)	(51,870)	(75,614)	(16,232)	(622)
Total investment income, net	1,237,547	100,490	15,940,981	363,214	478,155	70,195	483,703
Expenses:
Investment advisory fees	125,260	27,365	1,587,347	26,959	65,448	12,181	55,548
Total expenses	125,260	27,365	1,587,347	26,959	65,448	12,181	55,548
Net Investment Income (Loss)	1,112,287	73,125	14,353,634	336,255	412,707	58,014	428,155
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	1,171,142 (1)	(46,126)	32,328,175 (1)	565,659 (1)	(49,831)(1)	(27,120)	(399,673)(1)
Less: Foreign taxes paid on realized capital gains	—	—	—	26	(14,278)	—	—
Futures contracts	(3,602)	—	(329,062)	6,282	17,699	—	(8,002)
Other foreign currency transactions	—	—	(191,984)	(3,094)	(7,026)	(1,830)	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,167,540	(46,126)	31,807,129	568,873	(53,436)	(28,950)	(407,675)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(4,962,963)	(714,402)	(14,296,508)	(1,099,250)	(1,984,830)	(226,277)	(2,336,474)
Futures contracts	(12,039)	—	(319,346)	(5,940)	(18,234)	—	(3,827)
Translation of other assets and liabilities in foreign currencies	—	—	(168,468)	(1,592)	(1,006)	(512)	(76)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(4,975,002)	(714,402)	(14,784,322)	(1,106,782)	(2,004,070)	(226,789)	(2,340,377)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(3,807,462)	(760,528)	17,022,807	(537,909)	(2,057,506)	(255,739)	(2,748,052)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,695,175)	$(687,403)	$31,376,441	$(201,654)	$(1,644,799)	$(197,725)	$(2,319,897)
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$—	$—	$133,522	$—	$—

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

44

Hartford Systematic ETFs
 Statements of Operations – (continued)
For the Six-Month Period Ended March 31, 2025 (Unaudited)

	Hartford Multifactor US Equity ETF	Hartford US Quality Growth ETF	Hartford US Value ETF
Investment Income:
Dividends	$4,257,742	$186,043	$552,956
Interest	15,979	465	800
Securities lending — net	7	—	—
Less: Foreign tax withheld	(2,740)	(298)	(271)
Total investment income, net	4,270,988	186,210	553,485
Expenses:
Investment advisory fees	429,760	64,481	57,234
Total expenses	429,760	64,481	57,234
Net Investment Income (Loss)	3,841,228	121,729	496,251
Net Realized Gain (Loss) on Investments and Other Financial Instruments on:
Investments	17,898,703 (1)	(331,084)(1)	(1,396,204)(1)
Futures contracts	(29,811)	—	—
Net Realized Gain (Loss) on Investments and Other Financial Instruments	17,868,892	(331,084)	(1,396,204)
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Other Financial Instruments of:
Investments	(26,327,335)	(3,140,841)	(1,415,841)
Futures contracts	(26,167)	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Other Financial Instruments	(26,353,502)	(3,140,841)	(1,415,841)
Net Gain (Loss) on Investments and Other Financial Instruments	(8,484,610)	(3,471,925)	(2,812,045)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,643,382)	$(3,350,196)	$(2,315,794)

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

45

Hartford Systematic ETFs
 Statements of Changes in Net Assets

	Hartford Disciplined US Equity ETF		Hartford Longevity Economy ETF
	For the Six-Month Period Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six-Month Period Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Operations:
Net investment income (loss)	$1,112,287	$2,037,403	$73,125	$111,056
Net realized gain (loss) on investments and other financial instruments	1,167,540	8,500,784	(46,126)	740,172
Net changes in unrealized appreciation (depreciation) of investments and other financial instruments	(4,975,002)	20,745,522	(714,402)	1,824,229
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,695,175)	31,283,709	(687,403)	2,675,457
Distributions to Shareholders	(1,309,865)	(1,830,089)	(87,677)	(107,070)
Capital Share Transactions:
Sold	38,661,608	48,295,083	827,632	2,245,719
Redeemed	(20,299,164)	(45,338,918)	—	(1,380,343)
Net increase (decrease) from capital share transactions	18,362,444	2,956,165	827,632	865,376
Net Increase (Decrease) in Net Assets	14,357,404	32,409,785	52,552	3,433,763
Net Assets:
Beginning of period	122,291,921	89,882,136	11,898,391	8,464,628
End of period	$136,649,325	$122,291,921	$11,950,943	$11,898,391
The accompanying notes are an integral part of these financial statements.

46

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Developed Markets (ex-US) ETF		Hartford Multifactor Diversified International ETF
	For the Six-Month Period Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six-Month Period Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Operations:
Net investment income (loss)	$14,353,634	$39,574,177	$336,255	$673,878
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	31,807,129	103,262,517	568,873	417,986
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(14,784,322)	124,492,842	(1,106,782)	2,800,821
Net Increase (Decrease) in Net Assets Resulting from Operations	31,376,441	267,329,536	(201,654)	3,892,685
Distributions to Shareholders	(21,340,029)	(53,499,216)	(560,000)	(853,737)
Capital Share Transactions:
Sold	—	—	1,466,065	—
Redeemed	(45,364,198)	(561,715,572)	(1,455,667)	(1,301,633)
Other Capital	—	2,672	62	672
Net increase (decrease) from capital share transactions	(45,364,198)	(561,712,900)	10,460	(1,300,961)
Net Increase (Decrease) in Net Assets	(35,327,786)	(347,882,580)	(751,194)	1,737,987
Net Assets:
Beginning of period	1,140,411,615	1,488,294,195	19,535,801	17,797,814
End of period	$1,105,083,829	$1,140,411,615	$18,784,607	$19,535,801
The accompanying notes are an integral part of these financial statements.

47

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Emerging Markets ETF		Hartford Multifactor International Small Company ETF
	For the Six-Month Period Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six-Month Period Ended March 31, 2025 (Unaudited)	For the Period Ended September 30, 2024(1)
Operations:
Net investment income (loss)	$412,707	$847,893	$58,014	$166,612
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(53,436)	(99,535)	(28,950)	(52,456)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(2,004,070)	4,449,428	(226,789)	335,176
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,644,799)	5,197,786	(197,725)	449,332
Distributions to Shareholders	(960,001)	(959,414)	(135,000)	(93,269)
Capital Share Transactions:
Sold	1,230,221	9,684,636	—	4,997,644
Redeemed	(2,300,838)	(1,129,750)	—	(40)
Other Capital	7,304	18,626	—	1,620
Net increase (decrease) from capital share transactions	(1,063,313)	8,573,512	—	4,999,224
Net Increase (Decrease) in Net Assets	(3,668,113)	12,811,884	(332,725)	5,355,287
Net Assets:
Beginning of period	31,891,703	19,079,819	5,355,287	—
End of period	$28,223,590	$31,891,703	$5,022,562	$5,355,287

(1)	Commenced operations on March 18, 2024.
The accompanying notes are an integral part of these financial statements.

48

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Small Cap ETF		Hartford Multifactor US Equity ETF
	For the Six-Month Period Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six-Month Period Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Operations:
Net investment income (loss)	$428,155	$674,820	$3,841,228	$7,177,183
Net realized gain (loss) on investments and other financial instruments	(407,675)	2,435,420	17,868,892	40,121,909
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(2,340,377)	4,152,906	(26,353,502)	63,326,562
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,319,897)	7,263,146	(4,643,382)	110,625,654
Distributions to Shareholders	(406,879)	(672,927)	(4,197,433)	(7,008,886)
Capital Share Transactions:
Sold	5,191,445	4,072,538	82,786,828	114,529,354
Redeemed	(3,004,532)	(13,222,218)	(84,085,005)	(150,117,945)
Net increase (decrease) from capital share transactions	2,186,913	(9,149,680)	(1,298,177)	(35,588,591)
Net Increase (Decrease) in Net Assets	(539,863)	(2,559,461)	(10,138,992)	68,028,177
Net Assets:
Beginning of period	31,712,303	34,271,764	462,689,864	394,661,687
End of period	$31,172,440	$31,712,303	$452,550,872	$462,689,864
The accompanying notes are an integral part of these financial statements.

49

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford US Quality Growth ETF		Hartford US Value ETF
	For the Six-Month Period Ended March 31, 2025 (Unaudited)	For the Period Ended September 30, 2024(2)	For the Six-Month Period Ended March 31, 2025 (Unaudited)	For the Period Ended September 30, 2024(2)
Operations:
Net investment income (loss)	$121,729	$34,427	$496,251	$115,193
Net realized gain (loss) on investments	(331,084)	235,518	(1,396,204)	384,005
Net changes in unrealized appreciation (depreciation) of investments	(3,140,841)	1,105,208	(1,415,841)	778,974
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,350,196)	1,375,153	(2,315,794)	1,278,172
Distributions to Shareholders	(119,001)	(25,230)	(486,000)	(87,792)
Capital Share Transactions:
Sold	46,179,531	7,356,113	47,097,182	7,278,721
Redeemed	(5,095,642)	(2,381,516)	(2,509,853)	(2,321,418)
Net increase (decrease) from capital share transactions	41,083,889	4,974,597	44,587,329	4,957,303
Net Increase (Decrease) in Net Assets	37,614,692	6,324,520	41,785,535	6,147,683
Net Assets:
Beginning of period	6,324,520	—	6,147,683	—
End of period	$43,939,212	$6,324,520	$47,933,218	$6,147,683

(2)	Commenced operations on December 5, 2023.
The accompanying notes are an integral part of these financial statements.

50

Hartford Systematic ETFs
Financial Highlights

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Disciplined US Equity ETF
For the Six-Month Period Ended March 31, 2025 (Unaudited)
$55.59	$0.48	$(1.39)	$(0.91)	$—	$(0.56)	$(0.56)	$54.12	(1.69)%(5)	$136,649	0.19%(6)	0.19%(6)	1.69%(6)	27%
For the Year Ended September 30, 2024
$42.30	$0.91	$13.20	$14.11	$—	$(0.82)	$(0.82)	$55.59	33.57%	$122,292	0.19%	0.19%	1.86%	51%
For the Period Ended September 30, 2023(7)
$40.00	$0.74	$2.02 (8)	$2.76	$—	$(0.46)	$(0.46)	$42.30	6.97%(5)	$89,882	0.19%(6)	0.19%(6)	1.99%(6)	90%(9)
Hartford Longevity Economy ETF
For the Six-Month Period Ended March 31, 2025 (Unaudited)
$31.73	$0.19	$(1.82)	$(1.63)	$—	$(0.22)	$(0.22)	$29.88	(5.17)%(5)	$11,951	0.44%(6)	0.44%(6)	1.18%(6)	29%
For the Year Ended September 30, 2024
$24.18	$0.32	$7.54	$7.86	$—	$(0.31)	$(0.31)	$31.73	32.64%	$11,898	0.44%	0.44%	1.12%	62%
For the Year Ended September 30, 2023
$21.38	$0.38	$2.93	$3.31	$—	$(0.51)	$(0.51)	$24.18	15.57%	$8,465	0.44%	0.44%	1.57%	55%
For the Year Ended September 30, 2022
$26.32	$0.36	$(4.95)	$(4.59)	$—	$(0.35)	$(0.35)	$21.38	(17.63)%	$20,307	0.44%	0.44%	1.40%	63%
For the Period Ended September 30, 2021(10)
$25.00	$0.18	$1.22	$1.40	$—	$(0.08)	$(0.08)	$26.32	5.58%(5)	$25,001	0.44%(6)	0.44%(6)	1.23%(6)	70%(11)
Hartford Multifactor Developed Markets (ex-US) ETF
For the Six-Month Period Ended March 31, 2025 (Unaudited)
$30.62	$0.39	$0.48	$0.87	$—	$(0.58)	$(0.58)	$30.91	3.00%(5)	$1,105,084	0.29%(6)	0.29%(6)	2.62%(6)	24%
For the Year Ended September 30, 2024
$25.77	$0.86	$5.12	$5.98	$0.00 (12)	$(1.13)	$(1.13)	$30.62	23.77%	$1,140,412	0.29%	0.29%	3.12%	61%
For the Year Ended September 30, 2023
$21.86	$1.02	$3.79	$4.81	$0.00 (12)	$(0.90)	$(0.90)	$25.77	22.09%	$1,488,294	0.29%	0.29%	3.97%	38%
For the Year Ended September 30, 2022
$30.26	$1.07	$(8.03)	$(6.96)	$—	$(1.44)	$(1.44)	$21.86	(23.89)%	$1,246,262	0.29%	0.29%	3.82%	33%
For the Year Ended September 30, 2021
$25.89	$0.99	$4.37	$5.36	$—	$(0.99)	$(0.99)	$30.26	20.81%	$1,945,925	0.29%	0.29%	3.37%	44%
For the Year Ended September 30, 2020
$27.76	$0.68	$(1.79)	$(1.11)	$—	$(0.76)	$(0.76)	$25.89	(4.04)%	$2,001,148	0.29%	0.29%	2.60%	57%
Hartford Multifactor Diversified International ETF
For the Six-Month Period Ended March 31, 2025 (Unaudited)
$30.06	$0.52	$(0.82)	$(0.30)	$0.00 (12)	$(0.86)	$(0.86)	$28.90	(0.83)%(5)	$18,785	0.29%(6)	0.29%(6)	3.62%(6)	25%
For the Year Ended September 30, 2024
$25.43	$1.02	$4.92	$5.94	$0.00 (12)	$(1.31)	$(1.31)	$30.06	24.04%	$19,536	0.29%	0.29%	3.76%	54%
For the Year Ended September 30, 2023
$21.66	$1.20	$3.83	$5.03	$—	$(1.26)	$(1.26)	$25.43	23.49%	$17,798	0.29%	0.29%	4.79%	58%
For the Year Ended September 30, 2022
$28.53	$1.56	$(7.11)	$(5.55)	$0.01	$(1.33)	$(1.33)	$21.66	(20.34)%	$15,161	0.29%	0.29%	6.09%	65%
For the Year Ended September 30, 2021
$23.64	$1.13	$4.75	$5.88	$—	$(0.99)	$(0.99)	$28.53	25.06%	$5,707	0.29%	0.29%	4.09%	89%
The accompanying notes are an integral part of these financial statements.

51

Hartford Systematic ETFs
Financial Highlights  – (continued)

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Multifactor Diversified International ETF – (continued)
For the Year Ended September 30, 2020
$26.84	$0.75	$(3.13)	$(2.38)	$—	$(0.82)	$(0.82)	$23.64	(9.03)%	$4,728	0.29%	0.29%	3.06%	156%
Hartford Multifactor Emerging Markets ETF
For the Six-Month Period Ended March 31, 2025 (Unaudited)
$25.51	$0.33	$(1.59)	$(1.26)	$0.01	$(0.74)	$(0.74)	$23.52	(4.85)%(5)	$28,224	0.44%(6)	0.44%(6)	2.77%(6)	29%
For the Year Ended September 30, 2024
$21.20	$0.87	$4.49	$5.36	$0.02	$(1.07)	$(1.07)	$25.51	26.15%	$31,892	0.44%	0.44%	3.76%	54%
For the Year Ended September 30, 2023
$18.25	$0.72	$3.24	$3.96	$0.04	$(1.05)	$(1.05)	$21.20	22.32%	$19,080	0.44%	0.44%	3.52%	71%
For the Year Ended September 30, 2022
$24.65	$1.02	$(6.43)	$(5.41)	$0.03	$(1.02)	$(1.02)	$18.25	(22.60)%	$25,555	0.44%	0.44%	4.55%	70%
For the Year Ended September 30, 2021
$19.58	$0.69	$5.10	$5.79	$0.01	$(0.73)	$(0.73)	$24.65	29.81%	$41,913	0.44%	0.44%	2.89%	96%
For the Year Ended September 30, 2020
$22.20	$0.58	$(2.37)	$(1.79)	$0.01	$(0.84)	$(0.84)	$19.58	(8.34)%	$43,086	0.44%	0.44%	2.80%	77%
Hartford Multifactor International Small Company ETF
For the Six-Month Period Ended March 31, 2025 (Unaudited)
$53.55	$0.58	$(2.55)	$(1.97)	$—	$(1.35)	$(1.35)	$50.23	(3.56)%(5)	$5,023	0.49%(6)	0.49%(6)	2.33%(6)	24%
For the Period Ended September 30, 2024(13)
$49.98	$1.67	$2.81	$4.48	$0.02	$(0.93)	$(0.93)	$53.55	9.17%(5)	$5,355	0.49%(6)	0.49%(6)	6.15%(6)	28%(14)
Hartford Multifactor Small Cap ETF
For the Six-Month Period Ended March 31, 2025 (Unaudited)
$43.74	$0.57	$(3.55)	$(2.98)	$—	$(0.54)	$(0.54)	$40.22	(6.89)%(5)	$31,172	0.34%(6)	0.34%(6)	2.62%(6)	23%
For the Year Ended September 30, 2024
$36.08	$0.84	$7.65	$8.49	$—	$(0.83)	$(0.83)	$43.74	23.70%	$31,712	0.34%	0.34%	2.10%	41%
For the Year Ended September 30, 2023
$32.30	$0.87	$3.73	$4.60	$—	$(0.82)	$(0.82)	$36.08	14.30%	$34,272	0.34%	0.34%	2.39%	47%
For the Year Ended September 30, 2022
$38.11	$0.82	$(5.81)	$(4.99)	$—	$(0.82)	$(0.82)	$32.30	(13.38)%	$27,454	0.34%	0.34%	2.17%	52%
For the Year Ended September 30, 2021
$25.74	$0.54	$12.37	$12.91	$—	$(0.54)	$(0.54)	$38.11	50.39%	$24,772	0.34%	0.34%	1.48%	73%
For the Year Ended September 30, 2020
$28.55	$0.41	$(2.34)	$(1.93)	$0.00 (12)	$(0.88)	$(0.88)	$25.74	(7.05)%	$7,723	0.35%	0.35%	1.52%	158%
Hartford Multifactor US Equity ETF
For the Six-Month Period Ended March 31, 2025 (Unaudited)
$51.84	$0.44	$(1.08)	$(0.64)	$—	$(0.49)	$(0.49)	$50.71	(1.25)%(5)	$452,551	0.19%(6)	0.19%(6)	1.70%(6)	25%
For the Year Ended September 30, 2024
$40.17	$0.81	$11.65	$12.46	$—	$(0.79)	$(0.79)	$51.84	31.23%	$462,690	0.19%	0.19%	1.76%	51%
For the Year Ended September 30, 2023
$35.32	$0.82	$4.84	$5.66	$—	$(0.81)	$(0.81)	$40.17	16.10%	$394,662	0.19%	0.19%	2.06%	58%
The accompanying notes are an integral part of these financial statements.

52

Hartford Systematic ETFs
Financial Highlights  – (continued)

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Multifactor US Equity ETF – (continued)
For the Year Ended September 30, 2022
$39.89	$0.73	$(4.60)	$(3.87)	$—	$(0.70)	$(0.70)	$35.32	(9.89)%	$333,741	0.19%	0.19%	1.81%	47%
For the Year Ended September 30, 2021
$31.76	$0.57	$8.22	$8.79	$—	$(0.66)	$(0.66)	$39.89	27.83%	$385,960	0.19%	0.19%	1.50%	76%
For the Year Ended September 30, 2020
$32.20	$0.70	$(0.45)	$0.25	$—	$(0.69)	$(0.69)	$31.76	0.92%	$245,361	0.19%	0.19%	2.25%	71%
Hartford US Quality Growth ETF
For the Six-Month Period Ended March 31, 2025 (Unaudited)
$50.60	$0.17	$(1.82)	$(1.65)	$—	$(0.13)	$(0.13)	$48.82	(3.27)%(5)	$43,939	0.34%(6)	0.34%(6)	0.64%(6)	31%
For the Period Ended September 30, 2024(15)
$39.95	$0.27	$10.58	$10.85	$—	$(0.20)	$(0.20)	$50.60	27.19%(5)	$6,325	0.34%(6)	0.34%(6)	0.73%(6)	34%(16)
Hartford US Value ETF
For the Six-Month Period Ended March 31, 2025 (Unaudited)
$49.18	$0.62	$(1.38)	$(0.76)	$—	$(0.49)	$(0.49)	$47.93	(1.56)%(5)	$47,933	0.29%(6)	0.29%(6)	2.51%(6)	44%
For the Period Ended September 30, 2024(15)
$39.67	$0.92	$9.29	$10.21	$—	$(0.70)	$(0.70)	$49.18	25.83%(5)	$6,148	0.29%(6)	0.29%(6)	2.47%(6)	64%(16)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.

(3)	Adjustments include waivers and reimbursements, if applicable.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on November 16, 2022.
(8)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(9)	Reflects the Fund's portfolio turnover for the period November 16, 2022 through September 30, 2023.
(10)	Commenced operations on March 16, 2021.
(11)	Reflects the Fund's portfolio turnover for the period March 16, 2021 through September 30, 2021.
(12)	Per share amount is less than $0.005.
(13)	Commenced operations on March 18, 2024.
(14)	Reflects the Fund's portfolio turnover for the period March 18, 2024 through March 31, 2025.
(15)	Commenced operations on December 5, 2023.
(16)	Reflects the Fund's portfolio turnover for the period December 5, 2023 through September 30, 2024.
The accompanying notes are an integral part of these financial statements.

53

Hartford Systematic ETFs
 Notes to Financial Statements
 March 31, 2025 (Unaudited)

1.
Organization:
Lattice Strategies Trust (the "Trust") is an open-end registered management investment company comprised of ten operational series as of March 31, 2025. Financial statements for the series of the Trust listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
Lattice Strategies Trust:
Hartford Disciplined US Equity ETF (the "Disciplined US Equity ETF")
Hartford Longevity Economy ETF (the "Longevity Economy ETF")
Hartford Multifactor Developed Markets (ex-US) ETF (the "Multifactor Developed Markets (ex-US) ETF")
Hartford Multifactor Diversified International ETF (the "Multifactor Diversified International ETF")
Hartford Multifactor Emerging Markets ETF (the "Multifactor Emerging Markets ETF")
Hartford Multifactor International Small Company ETF (the "Multifactor International Small Company ETF")
Hartford Multifactor Small Cap ETF (the "Multifactor Small Cap ETF")
Hartford Multifactor US Equity ETF (the "Multifactor US Equity ETF")
Hartford US Quality Growth ETF (the "US Quality Growth ETF")
Hartford US Value ETF (the "US Value ETF")
Multifactor International Small Company ETF commenced operations on March 18, 2024. US Quality Growth ETF and US Value ETF commenced operations on December 5, 2023. Disciplined US Equity ETF commenced operations on November 16, 2022. Longevity Economy ETF commenced operations on March 16, 2021. Multifactor Diversified International ETF commenced operations on May 10, 2017. Multifactor Small Cap ETF commenced operations on March 23, 2015. Each of the other Funds commenced operations on February 25, 2015.
Each Fund is an exchange-traded fund ("ETF") that trades on an exchange like other publicly traded securities. Each Fund is designed to track an index. Shares of Disciplined US Equity ETF, Longevity Economy ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Shares of Multifactor Diversified International ETF, Multifactor International Small Company ETF and US Value ETF are listed and traded on Cboe BZX Exchange, Inc. ("Cboe BZX"). Shares of US Quality Growth ETF are listed and traded on The NASDAQ Stock Market LLC (“NASDAQ Stock Market”). Each share of a Fund represents a partial ownership in the Fund's assets and liabilities, including securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors ("Authorized Participants") who have entered into agreements with ALPS Distributors, Inc. ("ALPS" or the "Distributor"), the Funds’ Distributor.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on April 15, 2014 and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are registered under the Securities Act of 1933, as amended (the "Securities Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The NAV of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

54

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2025 (Unaudited)

b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments

55

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2025 (Unaudited)

that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Non-cash dividends received in the form of securities, are recorded as income at fair value.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Multifactor Developed Markets (ex-US) ETF, Multifactor Diversified International ETF, Multifactor Emerging Markets ETF and Multifactor International Small Company ETF is to pay dividends from net investment income, if any, semi-annually. The policy of Disciplined US Equity ETF, Longevity Economy ETF, Multifactor US Equity ETF, Multifactor Small Cap ETF, US Quality Growth ETF and US Value ETF is to pay dividends from net investment income, if any, quarterly. Amounts may vary significantly from period to period and realized gains, if any, are paid at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

56

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2025 (Unaudited)

g)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds' prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
4.
Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended March 31, 2025, each of Disciplined US Equity ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Diversified International ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF had used Futures Contracts.
b)
Additional Derivative Instrument Information:
Disciplined US Equity ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$5,278	$—	$5,278
Total	$—	$—	$—	$5,278	$—	$5,278

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

57

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2025 (Unaudited)

Disciplined US Equity ETF – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2025:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(3,602)	$—	$(3,602)
Total	$—	$—	$—	$(3,602)	$—	$(3,602)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(12,039)	$—	$(12,039)
Total	$—	$—	$—	$(12,039)	$—	$(12,039)
For the period ended March 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	13
Multifactor Developed Markets (ex-US) ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$173,797	$—	$173,797
Total	$—	$—	$—	$173,797	$—	$173,797

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2025:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(329,062)	$—	$(329,062)
Total	$—	$—	$—	$(329,062)	$—	$(329,062)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(319,346)	$—	$(319,346)
Total	$—	$—	$—	$(319,346)	$—	$(319,346)
For the period ended March 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	45

58

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2025 (Unaudited)

Multifactor Diversified International ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$3,637	$—	$3,637
Total	$—	$—	$—	$3,637	$—	$3,637

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$6,282	$—	$6,282
Total	$—	$—	$—	$6,282	$—	$6,282
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(5,940)	$—	$(5,940)
Total	$—	$—	$—	$(5,940)	$—	$(5,940)
For the period ended March 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1
Multifactor Emerging Markets ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$7,208	$—	$7,208
Total	$—	$—	$—	$7,208	$—	$7,208

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

59

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2025 (Unaudited)

Multifactor Emerging Markets ETF – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$17,699	$—	$17,699
Total	$—	$—	$—	$17,699	$—	$17,699
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(18,234)	$—	$(18,234)
Total	$—	$—	$—	$(18,234)	$—	$(18,234)
For the period ended March 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	3
Multifactor Small Cap ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$1,684	$—	$1,684
Total	$—	$—	$—	$1,684	$—	$1,684

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2025:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(8,002)	$—	$(8,002)
Total	$—	$—	$—	$(8,002)	$—	$(8,002)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(3,827)	$—	$(3,827)
Total	$—	$—	$—	$(3,827)	$—	$(3,827)
For the period ended March 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1

60

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2025 (Unaudited)

Multifactor US Equity ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$5,828	$—	$5,828
Total	$—	$—	$—	$5,828	$—	$5,828

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2025:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(29,811)	$—	$(29,811)
Total	$—	$—	$—	$(29,811)	$—	$(29,811)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(26,167)	$—	$(26,167)
Total	$—	$—	$—	$(26,167)	$—	$(26,167)
For the period ended March 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	3
c)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of March 31, 2025:
Disciplined US Equity ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(5,278)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(5,278)
Derivatives not subject to a MNA	—	5,278
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

61

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2025 (Unaudited)

Multifactor Developed Markets (ex-US) ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(173,797)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(173,797)
Derivatives not subject to a MNA	—	173,797
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor Diversified International ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(3,637)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(3,637)
Derivatives not subject to a MNA	—	3,637
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor Emerging Markets ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(7,208)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(7,208)
Derivatives not subject to a MNA	—	7,208
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor Small Cap ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(1,684)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(1,684)
Derivatives not subject to a MNA	—	1,684
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor US Equity ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(5,828)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(5,828)
Derivatives not subject to a MNA	—	5,828
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund's prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and

62

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2025 (Unaudited)

greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
A Fund’s focus on securities of issuers that reflect a specific theme or focus on a specific sector or industry may affect the Fund’s exposure to certain industries or types of investments. The Fund’s relative investment performance may also be affected depending on whether such themes, sectors, industries or investments are in or out of favor with the market. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies and developments affecting companies focused on longevity and aging solutions generally. In addition, under certain market conditions, a Fund may underperform funds that invest in a broader array of investments.
Geopolitical events, including the invasion of Ukraine by Russia and the conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds holds positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At September 30, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Disciplined US Equity ETF	$3,435,836	$290,479
Longevity Economy ETF	1,485,229	1,293,491
Multifactor Developed Markets (ex-US) ETF	236,187,142	176,299,986
Multifactor Diversified International ETF	1,473,158	322,601
Multifactor Emerging Markets ETF	10,599,447	8,821,401
Multifactor International Small Company ETF	64,067	—
Multifactor Small Cap ETF*	5,136,955	5,143,238
Multifactor US Equity ETF	40,449,560	27,220,436
US Quality Growth ETF	117,515	—
US Value ETF	106,908	—

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended September 30, 2024, Longevity Economy ETF utilized $181,814, Multifactor Developed Markets (ex-US) ETF utilized $6,457,466, Multifactor Diversified International ETF utilized $148,169 and Multifactor Small Cap ETF utilized $18,348 of prior year capital loss carryforwards, respectively.

63

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2025 (Unaudited)

c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at March 31, 2025 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Disciplined US Equity ETF	$121,068,485	$16,481,871	$(1,448,987)	$15,032,884
Longevity Economy ETF	10,780,534	1,584,024	(427,382)	1,156,642
Multifactor Developed Markets (ex-US) ETF	952,952,563	169,181,079	(28,595,431)	140,585,648
Multifactor Diversified International ETF	16,268,486	2,847,948	(501,182)	2,346,766
Multifactor Emerging Markets ETF	25,462,107	4,048,293	(1,480,553)	2,567,740
Multifactor International Small Company ETF	4,875,854	427,682	(319,239)	108,443
Multifactor Small Cap ETF	29,781,638	3,248,819	(1,969,930)	1,278,889
Multifactor US Equity ETF	396,619,140	62,478,718	(7,671,093)	54,807,625
US Quality Growth ETF	45,946,581	870,318	(2,905,951)	(2,035,633)
US Value ETF	48,458,847	1,848,943	(2,485,810)	(636,867)
7.
Expenses:
a)
Investment Advisory Agreement – Lattice Strategies LLC (the “Adviser” or “Lattice”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust. Lattice is a wholly owned subsidiary of HFMC, which is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly The Hartford Financial Services Group, Inc.) (“The Hartford”). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with Mellon Investments Corporation (“Mellon”) under a sub-advisory agreement pursuant to which Mellon performs the daily investment of the assets of each Fund in accordance with each Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate Mellon.
Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except for (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the advisory fee payable to the Adviser under the Investment Advisory Agreement. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.
The schedule below reflects the rates of compensation paid to Lattice for investment advisory services rendered as of March 31, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Disciplined US Equity ETF	0.19%
Longevity Economy ETF	0.44%
Multifactor Developed Markets (ex-US) ETF	0.29%
Multifactor Diversified International ETF	0.29%
Multifactor Emerging Markets ETF	0.44%
Multifactor International Small Company ETF	0.49%
Multifactor Small Cap ETF	0.34%
Multifactor US Equity ETF	0.19%
US Quality Growth ETF	0.34%
US Value ETF	0.29%
b)
Distribution Plans – Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no current plans to impose these fees.
For the six-month period ended March 31, 2025, the Funds did not pay any Rule 12b-1 fees.
c)
Remuneration Paid to Trustees, Officers and Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended March 31, 2025, a portion of the Trust's Chief Compliance

64

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2025 (Unaudited)

Officer’s ("CCO") compensation was paid by HFMC. As part of the Funds' Investment Management Agreement, HFMC and Lattice pay any CCO and Trustee compensation, respectively, on behalf of the Funds.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of March 31, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Disciplined US Equity ETF	$—	$—	$—
Longevity Economy ETF	—	—	—
Multifactor Developed Markets (ex-US) ETF	—	—	—
Multifactor Diversified International ETF	—	—	—
Multifactor Emerging Markets ETF	—	—	—
Multifactor International Small Company ETF	—	—	—
Multifactor Small Cap ETF	—	—	—
Multifactor US Equity ETF	—	—	—
US Quality Growth ETF	—	—	—
US Value ETF	—	—	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.

9.
Custodian and Transfer Agent:
State Street serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time.  As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018, as amended from time to time.  As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.
For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, Lattice or an affiliate, and not the Funds, compensates State Street pursuant to the Funds' unitary management fee structure.

65

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2025 (Unaudited)

10.
Affiliate Holdings:
As of March 31, 2025, affiliates of The Hartford had ownership of shares in certain Funds as follows:
Fund	Percentage of Fund
Disciplined US Equity ETF	5%
Longevity Economy ETF	72%
Multifactor Diversified International ETF	12%
Multifactor International Small Company ETF	90%
Multifactor Small Cap ETF	49%
US Quality Growth ETF	13%
US Value ETF	12%
As of March 31, 2025, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Multifactor Developed Markets (ex-US) ETF	9%
Multifactor US Equity ETF	10%
US Quality Growth ETF	86%
US Value ETF	86%
11.
Beneficial Fund Ownership:
As of March 31, 2025, to the knowledge of a Fund, Hartford Funds Management Company, LLC beneficially held more than 25% of the shares outstanding of the following Funds:
Fund	Shareholder	Percentage of Ownership
Longevity Economy ETF	Hartford Funds Management Company, LLC	72%
Multifactor International Small Company ETF	Hartford Funds Management Company, LLC	90%
Multifactor Small Cap ETF	Hartford Funds Management Company, LLC	49%
12.
Investment Transactions:
For the six-month period ended March 31, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Disciplined US Equity ETF	$35,818,566	$36,039,376	$35,818,566	$36,039,376
Longevity Economy ETF	3,655,478	3,558,604	3,655,478	3,558,604
Multifactor Developed Markets (ex-US) ETF	260,095,531	267,818,579	260,095,531	267,818,579
Multifactor Diversified International ETF	4,732,110	4,693,165	4,732,110	4,693,165
Multifactor Emerging Markets ETF	8,465,068	9,453,979	8,465,068	9,453,979
Multifactor International Small Company ETF	1,210,032	1,288,718	1,210,032	1,288,718
Multifactor Small Cap ETF	7,638,267	7,504,395	7,638,267	7,504,395
Multifactor US Equity ETF	115,057,529	115,221,183	115,057,529	115,221,183
US Quality Growth ETF	11,280,097	11,293,047	11,280,097	11,293,047
US Value ETF	16,455,828	16,554,723	16,455,828	16,554,723

66

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2025 (Unaudited)

For the six-month period ended March 31, 2025, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Disciplined US Equity ETF	$38,586,255	$20,109,131	$4,093,673
Longevity Economy ETF	824,189	—	—
Multifactor Developed Markets (ex-US) ETF	—	44,446,935	9,859,546
Multifactor Diversified International ETF	1,215,811	1,443,542	628,024
Multifactor Emerging Markets ETF	236,541	911,028	178,773
Multifactor Small Cap ETF	5,192,599	2,949,644	1,375,095
Multifactor US Equity ETF	81,423,288	82,621,242	23,053,860
US Quality Growth ETF	46,243,895	5,052,718	1,032,502
US Value ETF	47,104,586	2,509,311	455,342

13.
Share Transactions:
Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a Fund and redemption proceeds are paid with a basket of securities and/or cash from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of securities included in the relevant baskets for any reason at the Trust’s sole discretion. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.
Shares of Disciplined US Equity ETF, Longevity Economy ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed on the NYSE Arca and shares of Multifactor Diversified International ETF, Multifactor International Small Company ETF and US Value ETF are listed on the Cboe BZX. Shares of US Quality Growth ETF are listed on the NASDAQ Stock Market. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.
Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem Creation Units to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities and/or cash that the Fund specifies each business day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.
The following information is for the six-month period ended March 31, 2025 and the year or period ended September 30, 2024:
	For the Six-Month Period Ended March 31, 2025		For the Year or Period Ended September 30, 2024
	Shares	Amount	Shares	Amount
Disciplined US Equity ETF
Shares Sold	700,000	$38,661,608	950,000	$48,295,083
Shares Redeemed	(375,000)	(20,299,164)	(875,000)	(45,338,918)
Total Net Increase (Decrease)	325,000	18,362,444	75,000	2,956,165
Longevity Economy ETF
Shares Sold	25,000	$827,632	75,000	$2,245,719
Shares Redeemed	—	—	(50,000)	(1,380,343)
Total Net Increase (Decrease)	25,000	827,632	25,000	865,376

67

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2025 (Unaudited)

	For the Six-Month Period Ended March 31, 2025		For the Year or Period Ended September 30, 2024
	Shares	Amount	Shares	Amount
Multifactor Developed Markets (ex-US) ETF
Shares Sold	—	$—	—	$—
Shares Redeemed	(1,500,000)	(45,364,198)	(20,500,000)	(561,715,572)
Other Capital	—	—	—	2,672
Total Net Increase (Decrease)	(1,500,000)	(45,364,198)	(20,500,000)	(561,712,900)
Multifactor Diversified International ETF
Shares Sold	50,000	$1,466,065	—	$—
Shares Redeemed	(50,000)	(1,455,667)	(50,000)	(1,301,633)
Other Capital	—	62	—	672
Total Net Increase (Decrease)	—	10,460	(50,000)	(1,300,961)
Multifactor Emerging Markets ETF
Shares Sold	50,000	$1,230,221	400,000	$9,684,636
Shares Redeemed	(100,000)	(2,300,838)	(50,000)	(1,129,750)
Other Capital	—	7,304	—	18,626
Total Net Increase (Decrease)	(50,000)	(1,063,313)	350,000	8,573,512
Multifactor International Small Company ETF (1)
Shares Sold	—	$—	100,001	$4,997,644
Shares Redeemed	—	—	(1)	(40)
Other Capital	—	—	—	1,620
Total Net Increase (Decrease)	—	—	100,000	4,999,224
Multifactor Small Cap ETF
Shares Sold	125,000	$5,191,445	100,000	$4,072,538
Shares Redeemed	(75,000)	(3,004,532)	(325,000)	(13,222,218)
Total Net Increase (Decrease)	50,000	2,186,913	(225,000)	(9,149,680)
Multifactor US Equity ETF
Shares Sold	1,575,000	$82,786,828	2,375,000	$114,529,354
Shares Redeemed	(1,575,000)	(84,085,005)	(3,275,000)	(150,117,945)
Total Net Increase (Decrease)	—	(1,298,177)	(900,000)	(35,588,591)
US Quality Growth ETF (2)
Shares Sold	875,000	$46,179,531	175,001	$7,356,113
Shares Redeemed	(100,000)	(5,095,642)	(50,001)	(2,381,516)
Total Net Increase (Decrease)	775,000	41,083,889	125,000	4,974,597
US Value ETF (2)
Shares Sold	925,000	$47,097,182	175,001	$7,278,721
Shares Redeemed	(50,000)	(2,509,853)	(50,001)	(2,321,418)
Total Net Increase (Decrease)	875,000	44,587,329	125,000	4,957,303

(1)	Commenced operations on March 18, 2024.
(2)	Commenced operations on December 5, 2023.
14.
Line of Credit:
The Multifactor Diversified International ETF, Multifactor Emerging Markets ETF and Multifactor International Small Company ETF participate in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each such Fund may borrow under the line of credit for temporary or emergency purposes. These Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate plus an applicable margin. The facility also charges a commitment fee. From October 1, 2024 through February 27, 2025, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by these Funds, if any, in connection with the credit facility during the period would be paid by the Investment Manager. During and as of the period ended March 31, 2025, none of these Funds had borrowings under the credit facility.
15.
Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

68

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2025 (Unaudited)

16.
Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the year ended March 31, 2025, events and transactions subsequent to March 31, 2025, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
Effective as of May 1, 2025, the fiscal year end of each Fund changed from September 30 to July 31.
The Board of Trustees of the Trust has approved a plan of liquidation for Hartford Longevity Economy ETF, Hartford Multifactor Diversified International ETF and Hartford Multifactor International Small Company ETF pursuant to which each Fund will be liquidated on or about June 30, 2025.

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Hartford Systematic ETFs
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

70

Hartford Systematic ETFs
 Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

71

Hartford Systematic ETFs
 Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

During the period October 1, 2024 through March 31, 2025, Lattice Strategies Trust paid no remuneration to any of its trustees or officers or to any affiliated person of its trustees or officers. Under the Trust’s unitary management fee arrangements, remuneration for independent trustees is paid by Lattice Strategies LLC out of the management fee.

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Hartford Systematic ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period October 1, 2024 through March 31, 2025.

73

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Exchange-traded products are distributed by ALPS Distributors, Inc. (ALPS). Advisory services are provided by Lattice Strategies, LLC (Lattice) and Mellon Investments Corporation. Hartford Funds refers to Hartford Funds Distributors, LLC, Member FINRA, Hartford Funds Management Company, LLC, and Lattice, which are not affiliated with ALPS.
ETFSAR-MLT25 05/25 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: June 2, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 2, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal Executive Officer)

Date: June 2, 2025	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)